UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23382

SPROTT FUNDS TRUST

(Exact name of registrant as specified in charter)

320 Post Road, Suite 230

Darien, Connecticut 06820

(Address of principal executive offices)

The Corporation Trust Company

Corporation Trust Center

1209 Orange Street

New Castle County

Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 656-2400

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

Item 1. Reports to Stockholders.

December 31, 2025 ANNUAL SHAREHOLDER REPORT TICKER: SGDM

Fund Overview

This annual shareholder report contains important information about the Sprott Gold Miners ETF (the “Fund”) for the period of January 1, 2025 to December 31, 2025.

You can find additional information about the Fund at https://sprottetfs.com/sgdm-sprott-gold-miners-etf. You can also request this information by contacting us at 1.888.622.1813.

This report describes changes to the Fund that occurred during the report period.

Sprott Gold Miners ETF
Principal Listing Exchange: NYSE Arca, Inc.

What Were the Fund’s Costs for the Last Year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Sprott Gold Miners ETF	$81	0.46%

How Did the Fund Perform Last Year?

The Sprott Gold Miners ETF returned 152.87% for the 12 months ended December 31, 2025. For this period, the three largest contributors to performance were Newmont Corp., Agnico Eagle Mines Ltd. and Wheaton Precious Metals Corp. The three largest performance detractors were Perpetua Resources Corp., Allied Gold Corp. and Aris Mining Corp.

Gold miners benefited from a strong 2025 backdrop as investor demand for gold accelerated and the metal’s role as a strategic reserve asset strengthened. Central bank buying remained a key driver as deglobalization and dedollarization increased the appeal of gold as a neutral, non-liability store of value. The debasement trade gained momentum as fiscal dominance and renewed liquidity support weighed on confidence in fiat currencies and traditional hedges, while tariff and trade uncertainty reinforced safe-haven demand. Easier monetary policy, alongside expectations for additional rate cuts, supported gold’s standing. Rising geopolitical tensions added to risk premia, reinforcing the bid for gold. Gold miners benefited from this environment, due to their operating leverage to the increase in the gold spot price and their healthy profitability.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Average Annual Total Returns

	1 YR	5 YR	10 YR*
Sprott Gold Miners ETF (Net Asset Value)	152.87%	19.41%	19.46%
S&P 500® Total Return Index	17.88%	14.42%	14.82%
Solactive Gold Miners Custom Factors Index TR^	154.65%	20.34%	20.48%

* Fund inception July 14, 2014.

The Fund’s past performance is not a good predictor of the Fund’s future performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Call 1.888.622.1813 or visit https://sprottetfs.com/sgdm-sprott-gold-miners-etf for current month-end performance. Both the line graph and performance table above compare the Fund’s performance to an appropriate broad-based index and additional indices reflecting the market segment(s) in which the Fund invests over the same periods.

^ From SGDM’s inception to July 19, 2019, SGDM’s objective was to track the Sprott Zacks Gold Miners Total Return Index (“predecessor index”) and since that date SGDM has been seeking to track the Solactive Gold Miners Custom Factors Total Return Index. The index performance presented reflects the performance of the predecessor index through July 19, 2019, and thereafter reflects the performance of the Solactive Gold Miners Custom Factors Total Return Index.

Fund Statistics

Total Net Assets	$662,178,864
Number of Portfolio Holdings	41
Portfolio Turnover Rate	59%
Advisory Fees Paid	$1,533,839

What Did the Fund Invest In?

As of December 31, 2025

Geographic Weightings (% of Net Assets)	Asset Weightings (% of Net Assets)

Common Stocks 99.79%
Money Market Funds 0.24%
Net Liabilities Less Other Assets (0.03)%

Sprott Gold Miners ETF DECEMBER 31, 2025 ANNUAL SHAREHOLDER REPORT TICKER: SGDM Phone: 1.888.622.1813 Distributor: ALPS Distributors, Inc.

Material Fund Changes

This is a summary of certain changes of the ETF during the period ended December 31, 2025. Effective September 11, 2025, Andrew Hicks of ALPS Advisors, Inc., a sub-adviser to the Fund is no longer a portfolio manager.

Availability of Additional Information

Additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, can be found by visiting https://sprottetfs.com/sgdm-sprott-gold-miners-etf.

Householding

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling 1.888.622.1813.

85210B102–A–12312025

December 31, 2025 ANNUAL SHAREHOLDER REPORT TICKER: SGDJ

Fund Overview

This annual shareholder report contains important information about the Sprott Junior Gold Miners ETF (the “Fund”) for the period of January 1, 2025 to December 31, 2025.

You can find additional information about the Fund at https://sprottetfs.com/sgdj-sprott-junior-gold-miners-etf. You can also request this information by contacting us at 1.888.622.1813.

This report describes changes to the Fund that occurred during the report period.

Sprott Junior Gold Miners ETF
Principal Listing Exchange: NYSE Arca, Inc.

What Were the Fund’s Costs for the Last Year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Sprott Junior Gold Miners ETF	$94	0.50%

How Did the Fund Perform Last Year?

The Sprott Junior Gold Miners ETF returned 174.57% for the 12 months ended December 31, 2025. For this period, the three largest contributors to performance were Aris Mining Corp., Resolute Mining Ltd. and K92 Mining Inc. The three largest performance detractors were Catalyst Metals Ltd., Bumi Resources Minerals Tbk PT and Integra Resources Corp.

Junior gold miners benefited from a strong 2025 backdrop as investor demand for gold accelerated and the metal’s role as a strategic reserve asset strengthened. Central bank buying remained a key driver as deglobalization and de-dollarization increased the appeal of gold as a neutral, non-liability store of value. The debasement trade gained momentum as fiscal dominance and renewed liquidity support weighed on confidence in fiat currencies and traditional hedges, while tariff and trade uncertainty reinforced safe-haven demand. Easier monetary policy, alongside expectations for additional rate cuts, supported gold’s standing. Rising geopolitical tensions added to risk premia, reinforcing the bid for gold. Junior gold miners benefited from this environment, due to their operating leverage to the increase in the gold spot price.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Average Annual Total Returns

	1 YR	5 YR	10 YR*
Sprott Junior Gold Miners ETF (Net Asset Value)	174.57%	16.68%	19.13%
S&P 500® Total Return Index	17.88%	14.42%	14.82%
Solactive Junior Gold Miners Custom Factors Index TR^	171.34%	16.62%	19.84%

* Fund inception March 30, 2015.

The Fund’s past performance is not a good predictor of the Fund’s future performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Call 1.888.622.1813 or visit https://sprottetfs.com/sgdj-sprott-junior-gold-miners-etf for current month-end performance. Both the line graph and performance table above compare the Fund’s performance to an appropriate broad-based index and additional indices reflecting the market segment(s) in which the Fund invests over the same periods.

^ From SGDJ’s inception to July 19, 2019, SGDJ’s objective was to track the Sprott Zacks Junior Gold Miners Total Return Index (“predecessor index”) and since that date SGDJ has been seeking to track the Solactive Junior Gold Miners Custom Factors Total Return Index. The index performance presented reflects the performance of the predecessor index through July 19, 2019 and thereafter reflects the performance of the Solactive Junior Gold Miners Custom Factors Total Return Index.

Fund Statistics

Total Net Assets	$350,353,973
Number of Portfolio Holdings	27
Portfolio Turnover Rate	76%
Advisory Fees Paid	$686,392

What Did the Fund Invest In?

As of December 31, 2025

Geographic Weightings (% of Net Assets)	Asset Weightings (% of Net Assets)

Sprott Junior Gold Miners ETF DECEMBER 31, 2025 ANNUAL SHAREHOLDER REPORT TICKER: SGDJ Phone: 1.888.622.1813 Distributor: ALPS Distributors, Inc.

Material Fund Changes

This is a summary of certain changes of the ETF during the period ended December 31, 2025. Effective September 11, 2025, Andrew Hicks of ALPS Advisors, Inc., a sub-adviser to the Fund is no longer a portfolio manager.

Availability of Additional Information

Additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, can be found by visiting https://sprottetfs.com/sgdj-sprott-junior-gold-miners-etf.

Householding

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling 1.888.622.1813.

85210B201–A–12312025

December 31, 2025 ANNUAL SHAREHOLDER REPORT TICKER: SETM

Fund Overview

This annual shareholder report contains important information about the Sprott Critical Materials ETF (the “Fund”) for the period of January 1, 2025 to December 31, 2025.

You can find additional information about the Fund at https://sprottetfs.com/setm-sprott-critical-materials-etf. You can also request this information by contacting us at 1.888.622.1813.

This report describes changes to the Fund that occurred during the report period.

Sprott Critical Materials ETF
Principal Listing Exchange: NASDAQ

What Were the Fund’s Costs for the Last Year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Sprott Critical Materials ETF	$96	0.65%

How Did the Fund Perform Last Year?

The Sprott Critical Materials ETF returned 94.50% for the 12 months ended December 31, 2025. For this period, the three largest contributors to performance were MP Materials Corp., PLS Group Ltd. and Lynas Rare Earths Ltd. The three largest performance detractors were Sociedad Quimica y Minera de Chile SA, Boss Energy Ltd. and Ivanhoe Mines Ltd.

Critical materials miners delivered a strong 2025 as the sector was supported by tightening supply, rising strategic demand and a growing premium for secure supply chains. Copper and uranium were key drivers, with copper benefiting from an abrupt shift into deficit conditions and uranium supported by strengthening fundamentals and increasing nuclear commitments. Lithium also improved as the market tightened through regulatory pressure in China and broadening demand. Rare earths strengthened as supply chain concentration and geopolitical risk pushed governments and industry to accelerate efforts to rebuild domestic capacity. Silver benefited from its dual role as a critical material and precious metal as investors sought exposure to both. Nickel was supported as Indonesia signaled greater supply discipline through quota controls.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Average Annual Total Returns

	1 YR	SINCE INCEPTION*
Sprott Critical Materials ETF (Net Asset Value)	94.50%	14.79%
S&P 500® Total Return Index	17.88%	20.78%
Nasdaq Sprott Critical Materials™ Index	95.05%	15.69%

* Fund inception February 1, 2023.

The Fund’s past performance is not a good predictor of the Fund’s future performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Call 1.888.622.1813 or visit https://sprottetfs.com/setm-sprott-critical-materials-etf for current month-end performance. Both the line graph and performance table above compare the Fund’s performance to an appropriate broad-based index and additional indices reflecting the market segment(s) in which the Fund invests over the same periods.

Fund Statistics

Total Net Assets	$253,309,560
Number of Portfolio Holdings	128
Portfolio Turnover Rate	55%
Advisory Fees Paid	$517,550

What Did the Fund Invest In?

As of December 31, 2025

Geographic Weightings (% of Net Assets)	Asset Weightings (% of Net Assets)

Common Stocks 99.73%
Money Market Funds 0.34%
Net Liabilities Less Other Assets (0.07)%

Sprott Critical Materials ETF DECEMBER 31, 2025 ANNUAL SHAREHOLDER REPORT TICKER: SETM Phone: 1.888.622.1813 Distributor: ALPS Distributors, Inc.

Material Fund Changes

This is a summary of certain changes of the ETF during the period ended December 31, 2025. Effective September 11, 2025, Andrew Hicks of ALPS Advisors, Inc., a sub-adviser to the Fund is no longer a portfolio manager.

Availability of Additional Information

You can find additional information about the Fund at https://sprottetfs.com/setm-sprott-critical-materials-etf. You can also request this information by contacting us at 1.888.622.1813.

Householding

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling 1.888.622.1813.

85208P402–A–12312025

December 31, 2025 ANNUAL SHAREHOLDER REPORT TICKER: LITP

Fund Overview

This annual shareholder report contains important information about the Sprott Lithium Miners ETF (the “Fund”) for the period of January 1, 2025 to December 31, 2025.

You can find additional information about the Fund at https://sprottetfs.com/litp-sprott-lithium-miners-etf. You can also request this information by contacting us at 1.888.622.1813.

This report describes changes to the Fund that occurred during the report period.

Sprott Lithium Miners ETF
Principal Listing Exchange: NASDAQ

What Were the Fund’s Costs for the Last Year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Sprott Lithium Miners ETF	$95	0.65%

How Did the Fund Perform Last Year?

The Sprott Lithium Miners ETF returned 93.35% for the 12 months ended December 31, 2025. For this period, the three largest contributors to performance were Ganfeng Lithium Group Co. Ltd., Liontown Ltd. and PLS Group Ltd. The three largest performance detractors were Mineral Resources, Ltd., Piedmont Lithium, Inc. and American Lithium Corp.

Lithium miners navigated a volatile 2025, but ultimately regained momentum in the second half of the year as the sector rebounded from a depressed base after a two-year selloff and began to reprice improving fundamentals. They were supported by stronger demand for electric vehicles, rapid growth in stationary storage, and expanding adoption of batteries in data centers. On the supply side, inventory drawdowns and tighter regulation in China helped tighten conditions, including the temporary shutdown of a major mine and government measures to prevent uneconomic selling. Beyond near-term fundamentals, strategic investments to secure lithium supply and reduce reliance on concentrated supply chains supported sentiment as lithium’s role as a critical material gained prominence. Lithium miners benefited from this environment, due to their operating leverage to improving lithium pricing and a stronger market backdrop.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Average Annual Total Returns

	1 YR	SINCE INCEPTION*
Sprott Lithium Miners ETF (Net Asset Value)	93.35%	-11.30%
S&P 500® Total Return Index	17.88%	20.78%
Nasdaq Sprott Lithium Miners™ Index	91.61%	-11.88%

* Fund inception February 1, 2023.

The Fund’s past performance is not a good predictor of the Fund’s future performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Call 1.888.622.1813 or visit https://sprottetfs.com/litp-sprott-lithium-miners-etf for current month-end performance. Both the line graph and performance table above compare the Fund’s performance to an appropriate broad-based index and additional indices reflecting the market segment(s) in which the Fund invests over the same periods.

Fund Statistics

Total Net Assets	$41,312,649
Number of Portfolio Holdings	39
Portfolio Turnover Rate	40%
Advisory Fees Paid	$118,936

What Did the Fund Invest In?

As of December 31, 2025

Geographic Weightings (% of Net Assets)	Asset Weightings (% of Net Assets)

Common Stocks 99.36%
Money Market Funds 0.06%
Other Assets in Excess of Liabilities 0.58%

Sprott Lithium Miners ETF DECEMBER 31, 2025 ANNUAL SHAREHOLDER REPORT TICKER: LITP Phone: 1.888.622.1813 Distributor: ALPS Distributors, Inc.

Material Fund Changes

This is a summary of certain changes of the ETF during the period ended December 31, 2025. Effective September 11, 2025, Andrew Hicks of ALPS Advisors, Inc., a sub-adviser to the Fund is no longer a portfolio manager.

Availability of Additional Information

Additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, can be found by visiting https://sprottetfs.com/litp-sprott-lithium-miners-etf.

Householding

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling 1.888.622.1813.

85208P709–A–12312025

December 31, 2025 ANNUAL SHAREHOLDER REPORT TICKER: URNM

Fund Overview

This annual shareholder report contains important information about the Sprott Uranium Miners ETF (the “Fund”) for the period of January 1, 2025 to December 31, 2025.

You can find additional information about the Fund at https://sprottetfs.com/urnm-sprott-uranium-miners-etf. You can also request this information by contacting us at 1.888.622.1813.

This report describes changes to the Fund that occurred during the report period.

Sprott Uranium Miners ETF
Principal Listing Exchange: NYSE Arca, Inc.

What Were the Fund’s Costs for the Last Year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Sprott Uranium Miners ETF	$90	0.75%

How Did the Fund Perform Last Year?

The Sprott Uranium Miners ETF returned 40.41% for the 12 months ended December 31, 2025. For this period, the three largest contributors to performance were Cameco Corp., Energy Fuels Inc. and NAC Kazatomprom JSC. The three largest performance detractors were Encore Energy Corp., Boss Energy Ltd. and Forsys Metals Corp.

Uranium miners navigated a volatile 2025 but ultimately regained momentum in the second half of the year as investors rewarded the strengthening fundamentals. Uranium pricing moved higher as utilities began to accept higher levels in new contracts, and contracting activity improved late in the year even as volumes remained below replacement needs. On the supply side, producer discipline, geopolitical and jurisdictional risks, slow restarts, long lead times and shrinking inventories tightened availability and increased the premium on reliable pounds. Demand continued to broaden as large-scale nuclear commitments, reactor restarts, extensions, new builds and SMR deployment accelerated in 2025 and were increasingly linked to rising electricity demand from artificial intelligence infrastructure. With capital flowing into miners and a persistent supply deficit, the setup supported uranium equities.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Average Annual Total Returns

	1 YR	5 YR	SINCE INCEPTION*
Sprott Uranium Miners ETF (Net Asset Value)	40.41%	24.92%	31.57%
S&P 500® Total Return Index	17.88%	14.42%	15.73%
North Shore Global Uranium Mining Index	41.95%	25.84%	32.70%

* Fund inception December 3, 2019.

The Fund’s past performance is not a good predictor of the Fund’s future performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Call 1.888.622.1813 or visit https://sprottetfs.com/urnm-sprott-uranium-miners-etf for current month-end performance. Both the line graph and performance table above compare the Fund’s performance to an appropriate broad-based index and additional indices reflecting the market segment(s) in which the Fund invests over the same periods.

Fund Statistics

Total Net Assets	$1,754,728,933
Number of Portfolio Holdings	28
Portfolio Turnover Rate	35%
Advisory Fees Paid	$11,914,436

What Did the Fund Invest In?

As of December 31, 2025

Geographic Weightings (% of Net Assets)	Asset Weightings (% of Net Assets)

Common Stocks 84.75%
Closed End Fund 13.66%
Other Assets in Excess of Liabilities 1.59%

Sprott Uranium Miners ETF DECEMBER 31, 2025 ANNUAL SHAREHOLDER REPORT TICKER: URNM Phone: 1.888.622.1813 Distributor: ALPS Distributors, Inc.

Material Fund Changes

This is a summary of certain changes of the ETF during the period ended December 31, 2025. Effective September 11, 2025, Andrew Hicks of ALPS Advisors, Inc., a sub-adviser to the Fund is no longer a portfolio manager.

Availability of Additional Information

You can find additional information about the Fund at https://sprottetfs.com/urnm-sprott-uranium-miners-etf. You can also request this information by contacting us at 1.888.622.1813.

Householding

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling 1.888.622.1813.

85208P303–A–12312025

December 31, 2025 ANNUAL SHAREHOLDER REPORT TICKER: URNJ

Fund Overview

This annual shareholder report contains important information about the Sprott Junior Uranium Miners ETF (the “Fund”) for the period of January 1, 2025 to December 31, 2025.

You can find additional information about the Fund at https://sprottetfs.com/urnj-sprott-junior-uranium-miners-etf. You can also request this information by contacting us at 1.888.622.1813.

This report describes changes to the Fund that occurred during the report period.

Sprott Junior Uranium Miners ETF
Principal Listing Exchange: NASDAQ

What Were the Fund’s Costs for the Last Year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Sprott Junior Uranium Miners ETF	$98	0.80%

How Did the Fund Perform Last Year?

The Sprott Junior Uranium Miners ETF returned 44.76% for the 12 months ended December 31, 2025. For this period, the three largest contributors to performance were Uranium Energy Corp., Energy Fuels Inc. and Denison Mines Corp. The three largest performance detractors were Encore Energy Corp., Lotus Resources Ltd. and Forsys Metals Corp.

Junior uranium miners navigated a volatile 2025 but ultimately regained momentum in the second half of the year as investors rewarded the strengthening fundamentals. Uranium pricing moved higher as utilities began to accept higher levels in new contracts, and contracting activity improved late in the year even as volumes remained below replacement needs. On the supply side, producer discipline, geopolitical and jurisdictional risks, slow restarts, long lead times and shrinking inventories tightened availability and increased the premium on reliable pounds. Demand continued to broaden as large-scale nuclear commitments, reactor restarts, extensions, new builds and SMR deployment accelerated in 2025 and were increasingly linked to rising electricity demand from artificial intelligence infrastructure. With capital flowing into miners and a persistent supply deficit, the setup supported junior uranium equities.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Average Annual Total Returns

	1 YR	SINCE INCEPTION*
Sprott Junior Uranium Miners ETF (Net Asset Value)	44.76%	13.21%
S&P 500® Total Return Index	17.88%	20.78%
Nasdaq Sprott Junior Uranium Miners™ Index	47.49%	14.55%

* Fund inception February 1, 2023.

The Fund’s past performance is not a good predictor of the Fund’s future performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Call 1.888.622.1813 or visit https://sprottetfs.com/urnj-sprott-junior-uranium-miners-etf for current month-end performance. Both the line graph and performance table above compare the Fund’s performance to an appropriate broad-based index and additional indices reflecting the market segment(s) in which the Fund invests over the same periods.

Fund Statistics

Total Net Assets	$342,579,616
Number of Portfolio Holdings	34
Portfolio Turnover Rate	38%
Advisory Fees Paid	$2,338,562

What Did the Fund Invest In?

As of December 31, 2025

Geographic Weightings (% of Net Assets)	Asset Weightings (% of Net Assets)

Common Stocks 98.81%
Money Market Funds 0.90%
Other Assets in Excess of Liabilities 0.29%

Sprott Junior Uranium Miners ETF DECEMBER 31, 2025 ANNUAL SHAREHOLDER REPORT TICKER: URNJ Phone: 1.888.622.1813 Distributor: ALPS Distributors, Inc.

Material Fund Changes

This is a summary of certain changes of the ETF during the period ended December 31, 2025. Effective September 11, 2025, Andrew Hicks of ALPS Advisors, Inc., a sub-adviser to the Fund is no longer a portfolio manager.

Availability of Additional Information

Additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, can be found by visiting https://sprottetfs.com/urnj-sprott-junior-uranium-miners-etf.

Householding

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling 1.888.622.1813.

85208P808–A–12312025

December 31, 2025 ANNUAL SHAREHOLDER REPORT TICKER: COPJ

Fund Overview

This annual shareholder report contains important information about the Sprott Junior Copper Miners ETF (the “Fund”) for the period of January 1, 2025 to December 31, 2025.

You can find additional information about the Fund at https://sprottetfs.com/copj-sprott-junior-copper-miners-etf. You can also request this information by contacting us at 1.888.622.1813.

This report describes changes to the Fund that occurred during the report period.

Sprott Junior Copper Miners ETF
Principal Listing Exchange: NASDAQ

What Were the Fund’s Costs for the Last Year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Sprott Junior Copper Miners ETF	$127	0.75%

How Did the Fund Perform Last Year?

The Sprott Junior Copper Miners ETF returned 137.40% for the 12 months ended December 31, 2025. For this period, the three largest contributors to performance were Northern Dynasty Minerals, Ltd., Taseko Mines Ltd. and Imperial Metals Corp. The three largest performance detractors were Entree Resources, Ltd., Copper 360, Ltd. and Hillgrove Resources, Ltd.

Junior copper miners benefited from a strong 2025 backdrop as copper prices pushed into record territory. On the supply side, major disruptions pushed the market into deficit sooner than expected, while treatment charges collapsed, signaling scarcity amid years of underinvestment and declining ore grades. On the demand side, copper shifted toward strategic end uses, with electricity infrastructure, AI and data centers, and defense spending driving demand upwards. On the policy front, geopolitical uncertainty and tariffs contributed to a rising critical materials bid and inventory fragmentation, further exacerbating the supply deficit. Junior copper miners benefited from this environment, due to their operating leverage to the copper spot price and the rising likelihood that these projects move from optionality toward construction as policy support and permitting momentum improve confidence.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Average Annual Total Returns

	1 YR	SINCE INCEPTION*
Sprott Junior Copper Miners ETF (Net Asset Value)	137.40%	36.54%
S&P 500® Total Return Index	17.88%	20.78%
Nasdaq Sprott Junior Copper Miners™ Index	132.42%	37.19%

* Fund inception February 1, 2023.

The Fund’s past performance is not a good predictor of the Fund’s future performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Call 1.888.622.1813 or visit https://sprottetfs.com/copj-sprott-junior-copper-miners-etf for current month-end performance. Both the line graph and performance table above compare the Fund’s performance to an appropriate broad-based index and additional indices reflecting the market segment(s) in which the Fund invests over the same periods.

Fund Statistics

Total Net Assets	$60,741,758
Number of Portfolio Holdings	51
Portfolio Turnover Rate	59%
Advisory Fees Paid	$151,029

What Did the Fund Invest In?

As of December 31, 2025

Geographic Weightings (% of Net Assets)	Asset Weightings (% of Net Assets)

Common Stocks 99.91%
Money Market Funds 1.98%
Net Liabilities Less Other Assets (1.89)%

Sprott Junior Copper Miners ETF DECEMBER 31, 2025 ANNUAL SHAREHOLDER REPORT TICKER: COPJ Phone: 1.888.622.1813 Distributor: ALPS Distributors, Inc.

Material Fund Changes

This is a summary of certain changes of the ETF during the period ended December 31, 2025. Effective September 11, 2025, Andrew Hicks of ALPS Advisors, Inc., a sub-adviser to the Fund is no longer a portfolio manager.

Availability of Additional Information

Additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, can be found by visiting https://sprottetfs.com/copj-sprott-junior-copper-miners-etf.

Householding

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling 1.888.622.1813.

85208P501–A–12312025

December 31, 2025 ANNUAL SHAREHOLDER REPORT TICKER: NIKL

Fund Overview

This annual shareholder report contains important information about the Sprott Nickel Miners ETF (the “Fund”) for the period of January 1, 2025 to December 31, 2025.

You can find additional information about the Fund at https://sprottetfs.com/nikl-sprott-nickel-miners-etf. You can also request this information by contacting us at 1.888.622.1813.

This report describes changes to the Fund that occurred during the report period.

Sprott Nickel Miners ETF
Principal Listing Exchange: NASDAQ

What Were the Fund’s Costs for the Last Year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Sprott Nickel Miners ETF	$94	0.75%

How Did the Fund Perform Last Year?

The Sprott Nickel Miners ETF returned 50.54% for the 12 months ended December 31, 2025. For this period, the three largest contributors to performance were Talon Metals Corp., Pam Mineral Tbk PT and Aneka Tambang Tbk. The three largest performance detractors were Lifezone Metals Ltd., NexMetals Mining Corp. and Global Ferronickel Holdings Inc.

Nickel miners navigated a volatile 2025, but ultimately regained momentum in the second half of the year as the sector rebounded from a depressed base after a two-year selloff and began to reprice improving fundamentals. Nickel prices found support as Indonesia, the world’s dominant supplier, moved to tighten supply through lower mining quotas, signaling a shift toward greater supply discipline after years of a market surplus. Demand also improved, led by continued growth in battery end uses, reinforcing nickel’s role in the electrification value chain. A rising premium for critical materials bolstered nickel, as deglobalization and geopolitical tensions prompted nations to prioritize resilient supply chains and strategic control of resources. Nickel miners benefited from this environment, due to their operating leverage to improving nickel pricing and a stronger market backdrop.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Average Annual Total Returns

	1 YR	SINCE INCEPTION*
Sprott Nickel Miners ETF (Net Asset Value)	50.54%	-0.97%
S&P 500® Total Return Index	17.88%	22.99%
Nasdaq Sprott Nickel Miners™ Index	51.69%	-0.27%

* Fund inception March 21, 2023.

The Fund’s past performance is not a good predictor of the Fund’s future performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Call 1.888.622.1813 or visit https://sprottetfs.com/nikl-sprott-nickel-miners-etf for current month-end performance. Both the line graph and performance table above compare the Fund’s performance to an appropriate broad-based index and additional indices reflecting the market segment(s) in which the Fund invests over the same periods.

Fund Statistics

Total Net Assets	$31,731,980
Number of Portfolio Holdings	27
Portfolio Turnover Rate	48%
Advisory Fees Paid	$96,504

What Did the Fund Invest In?

As of December 31, 2025

Geographic Weightings (% of Net Assets)	Asset Weightings (% of Net Assets)

Common Stocks 97.63%
Money Market Funds 1.05%
Other Assets in Excess of Liabilities 1.32%

Sprott Nickel Miners ETF DECEMBER 31, 2025 ANNUAL SHAREHOLDER REPORT TICKER: NIKL Phone: 1.888.622.1813 Distributor: ALPS Distributors, Inc.

Material Fund Changes

This is a summary of certain changes of the ETF during the period ended December 31, 2025. Effective September 11, 2025, Andrew Hicks of ALPS Advisors, Inc., a sub-adviser to the Fund is no longer a portfolio manager.

Availability of Additional Information

Additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, can be found by visiting https://sprottetfs.com/nikl-sprott-nickel-miners-etf.

Householding

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling 1.888.622.1813.

85208P600–A–12312025

December 31, 2025 ANNUAL SHAREHOLDER REPORT TICKER: COPP

Fund Overview

This annual shareholder report contains important information about the Sprott Copper Miners ETF (the “Fund”) for the period of January 1, 2025 to December 31, 2025.

You can find additional information about the Fund at https://sprottetfs.com/copp-sprott-copper-miners-etf. You can also request this information by contacting us at 1.888.622.1813.

This report describes changes to the Fund that occurred during the report period.

Sprott Copper Miners ETF
Principal Listing Exchange: NASDAQ

What Were the Fund’s Costs for the Last Year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Sprott Copper Miners ETF	$89	0.65%

How Did the Fund Perform Last Year?

The Sprott Copper Miners ETF returned 73.04% for the 12 months ended December 31, 2025. For this period, the three largest contributors to performance were Antofagasta PLC, Freeport-McMoRan Inc. and Lundin Mining Corp. The three largest performance detractors were Ivanhoe Mines Ltd., Amman Mineral Internasional PT and Entree Resources, Ltd.

Copper miners benefited from a strong 2025 backdrop as copper prices pushed into record territory. On the supply side, a cluster of major disruptions pushed the market into a supply deficit sooner than expected, while treatment charges collapsed, signaling increasing scarcity. Copper was further supported by supply constraints stemming from years of underinvestment, long development timelines, and declining ore grades. On the demand side, copper has shifted its growth profile toward strategic end uses, with electricity infrastructure, AI and data centers, and defense spending driving demand upwards. On the policy front, geopolitical uncertainty and tariffs contributed to a rising critical materials bid and inventory fragmentation, further exacerbating the supply deficit. Copper miners benefited from this environment, due to their operating leverage to the increase in the copper spot price and their healthy profitability.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Average Annual Total Returns

	1 YR	SINCE INCEPTION*
Sprott Copper Miners ETF (Net Asset Value)	73.04%	40.22%
S&P 500® Total Return Index	17.88%	19.33%
Nasdaq Sprott Copper Miners™ Index	74.59%	40.95%

* Fund inception March 5, 2024.

The Fund’s past performance is not a good predictor of the Fund’s future performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Call 1.888.622.1813 or visit https://sprottetfs.com/copp-sprott-copper-miners-etf for current month-end performance. Both the line graph and performance table above compare the Fund’s performance to an appropriate broad-based index and additional indices reflecting the market segment(s) in which the Fund invests over the same periods.

Fund Statistics

Total Net Assets	$96,868,987
Number of Portfolio Holdings	63
Portfolio Turnover Rate	29%
Advisory Fees Paid	$231,732

What Did the Fund Invest In?

As of December 31, 2025

Geographic Weightings (% of Net Assets)	Asset Weightings (% of Net Assets)

Common Stocks 94.12%
Closed End Fund 4.64%
Exchange Traded Fund 0.81%
Money Market Funds 0.63%
Net Liabilities Less Other Assets (0.20)%

Sprott Copper Miners ETF DECEMBER 31, 2025 ANNUAL SHAREHOLDER REPORT TICKER: COPP Phone: 1.888.622.1813 Distributor: ALPS Distributors, Inc.

Material Fund Changes

This is a summary of certain changes of the ETF during the period ended December 31, 2025. Effective September 11, 2025, Andrew Hicks of ALPS Advisors, Inc., a sub-adviser to the Fund is no longer a portfolio manager.

Availability of Additional Information

Additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, can be found by visiting https://sprottetfs.com/copp-sprott-copper-miners-etf.

Householding

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling 1.888.622.1813.

85208P881–A–12312025

December 31, 2025 ANNUAL SHAREHOLDER REPORT TICKER: SLVR

Fund Overview

This annual shareholder report contains important information about the Sprott Silver Miners & Physical Silver ETF (the “Fund”) for the period of January 14, 2025 to December 31, 2025.

You can find additional information about the Fund at https://sprottetfs.com/slvr-sprott-silver-miners-physical-silver-etf. You can also request this information by contacting us at 1.888.622.1813.

This report describes changes to the Fund that occurred during the report period.

Sprott Silver Miners & Physical Silver ETF
Principal Listing Exchange: NASDAQ

What Were the Fund’s Costs for the Last Year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Sprott Silver Miners & Physical Silver ETF	$118	0.65%

The operating history of the Fund is less than that of the reporting period. Had the Fund operated for the full reporting period, expenses would have been higher.

How Did the Fund Perform Last Year?

The Sprott Silver Miners & Physical Silver ETF returned 177.89% for the period ended December 31, 2025. For this period, the three largest contributors to performance were First Majestic Silver Corp., Sprott Physical Silver Trust and Endeavour Silver Corp. The three largest performance detractors were Silver47 Exploration Corp., Cia de Minas Buenaventura SAA and West Coast Silver Ltd.

Silver miners benefited from a strong 2025 backdrop as silver’s dual role as a monetary asset and a critical material increased investor sentiment. Industrial demand remained a key driver, supported by structural growth across electrical applications, while limited mine supply kept the market in deficit and heightened the risk of tighter above-ground inventories. Easier monetary policy and the prospect of lower rates supported investor interest in precious metals, reinforcing silver’s appeal during periods of macro and geopolitical uncertainty. The broader critical materials premium also provided support as deglobalization increased the focus on secure supply chains for strategic inputs. Silver miners benefited from this environment, due to their operating leverage to improving silver pricing and a stronger market backdrop.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Average Annual Total Returns

SINCE INCEPTION*
Sprott Silver Miners & Physical Silver ETF (Net Asset Value)	177.89%
Nasdaq Sprott Silver Miners™ Index	182.07%
S&P 500® Total Return Index	18.61%

* Fund inception January 14, 2025.

The Fund’s past performance is not a good predictor of the Fund’s future performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Call 1.888.622.1813 or visit https://sprottetfs.com/slvr-sprott-silver-miners-physical-silver-etf for current month-end performance. Both the line graph and performance table above compare the Fund’s performance to an appropriate broad-based index and additional indices reflecting the market segment(s) in which the Fund invests over the same periods.

Fund Statistics

Total Net Assets	$655,349,256
Number of Portfolio Holdings	67
Portfolio Turnover Rate	49%
Advisory Fees Paid	$1,181,647

What Did the Fund Invest In?

As of December 31, 2025

Geographic Weightings (% of Net Assets)	Asset Weightings (% of Net Assets)

Common Stocks 80.41%
Closed End Fund 19.44%
Money Market Funds 0.06%
Other Assets in Excess of Liabilities 0.09%

Sprott Silver Miners & Physical Silver ETF DECEMBER 31, 2025 ANNUAL SHAREHOLDER REPORT TICKER: SLVR Phone: 1.888.622.1813 Distributor: ALPS Distributors, Inc.

Material Fund Changes

This is a summary of certain changes of the ETF during the period ended December 31, 2025. Effective September 11, 2025, Andrew Hicks of ALPS Advisors, Inc., a sub-adviser to the Fund is no longer a portfolio manager.

Availability of Additional Information

You can find additional information about the Fund at https://sprottetfs.com/slvr-sprott-silver-miners-physical-silver-etf. You can also request this information by contacting us at 1.888.622.1813.

Householding

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling 1.888.622.1813.

85208P873–A–12312025

December 31, 2025 ANNUAL SHAREHOLDER REPORT TICKER: GBUG

Fund Overview

This annual shareholder report contains important information about the Sprott Active Gold & Silver Miners ETF (the “Fund”) for the period of February 19, 2025 to December 31, 2025.

You can find additional information about the Fund at https://sprottetfs.com/gbug-sprott-active-gold-silver-miners-etf. You can also request this information by contacting us at 1.888.622.1813.

This report describes changes to the Fund that occurred during the reporting period.

Sprott Active Gold & Silver Miners ETF
Principal Listing Exchange: NASDAQ

What Were the Fund’s Costs for the Last Year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Sprott Active Gold & Silver Miners ETF	$124	0.89%

The operating history of the Fund is less than that of the reporting period. Had the Fund operated for the full reporting period, expenses would have been higher.

How Did the Fund Perform Last Year?

The Sprott Active Gold & Silver Miners ETF returned 123.71% for the period ended December 31, 2025. For this period, the three largest contributors to performance were Coeur Mining Inc., OceanaGold Corp. and G Mining Ventures Corp. The three largest performance detractors were Calibre Mining Corp., Metalla Royalty & Streaming Ltd. and First Majestic Silver Corp.

Gold and silver miners benefited from a strong 2025 backdrop, as precious metals demand strengthened amid policy uncertainty, shifting reserve preferences, and resilient industrial demand for silver. Central bank buying remained a key driver as deglobalization and de-dollarization increased the appeal of gold as a neutral, non-liability store of value, while fiscal dominance and policy uncertainty reinforced demand for hard assets. Silver contributed a meaningful tailwind, supported by its persistent supply deficit and rising industrial demand across energy and technology applications. Easier monetary policy and expectations for additional rate cuts further supported precious metals sentiment. Gold and silver miners benefited from this environment, due to their operating leverage to higher realized prices and a supportive market backdrop.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Average Annual Total Returns

SINCE INCEPTION*
Sprott Active Gold & Silver Miners ETF (Net Asset Value)	123.71%
S&P 500® Total Return Index	12.66%
NYSE Arca Gold Miners Index	110.34%

* Fund inception February 19, 2025.

The Fund’s past performance is not a good predictor of the Fund’s future performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Call 1.888.622.1813 or visit https://sprottetfs.com/gbug-sprott-active-gold-silver-miners-etf for current month-end performance. Both the line graph and performance table above compare the Fund’s performance to an appropriate broad-based index and additional indices reflecting the market segment(s) in which the Fund invests over the same periods.

Fund Statistics

Total Net Assets	$152,672,799
Number of Portfolio Holdings	38
Portfolio Turnover Rate	20%
Advisory Fees Paid	$520,609

What Did the Fund Invest In?

As of December 31, 2025

Geographic Weightings (% of Net Assets)	Asset Weightings (% of Net Assets)

- Common Stocks 96.74%
- Money Market Funds 3.35%
- Net Liabilities Less Other Assets (0.09)%

Sprott Active Gold & Silver Miners ETF DECEMBER 31, 2025 ANNUAL SHAREHOLDER REPORT TICKER: GBUG Phone: 1.888.622.1813 Distributor: ALPS Distributors, Inc.

Material Fund Changes

This is a summary of certain changes of the ETF during the period ended December 31, 2025. Effective September 11, 2025, Andrew Hicks of ALPS Advisors, Inc., a sub-adviser to the Fund is no longer a portfolio manager.

Availability of Additional Information

You can find additional information about the Fund at https://sprottetfs.com/gbug-sprott-active-gold-silver-miners-etf. You can also request this information by contacting us at 1.888.622.1813.

Householding

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling 1.888.622.1813.

85208P865–A–12312025

December 31, 2025 ANNUAL SHAREHOLDER REPORT TICKER: METL

Fund Overview

This annual shareholder report contains important information about the Sprott Active Metals & Miners ETF (the “Fund”) for the period of September 9, 2025 to December 31, 2025.

You can find additional information about the Fund at https://sprottetfs.com/metl-sprott-active-metals-miners-etf/. You can also request this information by contacting us at 1.888.622.1813.

This report describes changes to the Fund that occurred during the report period.

Sprott Active Metals & Miners ETF
Principal Listing Exchange: NASDAQ

What Were the Fund’s Costs for the Last Year?

(based on a hypothetical $10,000 investment)

Fund Name	Cost of a $10,000 Investment	Cost Paid as a Percentage of a $10,000 Investment
Sprott Active Metals & Miners ETF	$35	0.99%

The operating history of the Fund is less than that of the reporting period. Had the Fund operated for the full reporting period, expenses would have been higher.

How Did the Fund Perform Last Year?

The Sprott Active Metals & Miners ETF returned 28.67% for the period ended December 31, 2025. For this period, the three largest contributors to performance were Endeavour Silver Corp., Lundin Mining Corp. and ERO Copper Corp. The three largest performance detractors were MP Materials Corp., Lynas Rare Earths Ltd. and Uranium Energy Corp.

Miners delivered a strong 2025 as the sector was supported by tightening supply, rising strategic demand and a growing premium for secure supply chains. Copper and uranium were key drivers, with copper benefiting from a shift into deficit conditions and uranium supported by strengthening fundamentals and increasing nuclear commitments. Lithium also improved as the market tightened through regulatory pressure in China and broadening demand. Rare earths strengthened as supply chain concentration and geopolitical risk pushed governments and industry to accelerate efforts to rebuild domestic capacity. Silver benefited from its dual role as a critical material and precious metal as investors sought exposure to both.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Average Annual Total Returns

SINCE INCEPTION*
Sprott Active Metals & Miners ETF (Net Asset Value)	28.67%
S&P 500® Total Return Index	5.49%
MSCI ACWI Select Metal & Mining Producer Ex Gold & Silver IMI	24.46%

* Fund inception September 9, 2025.

The Fund’s past performance is not a good predictor of the Fund’s future performance. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. Call 1.888.622.1813 or visit https://sprottetfs.com/metl-sprott-active-metals-miners-etf/ for current month-end performance. Both the line graph and performance table above compare the Fund’s performance to an appropriate broad-based index and additional indices reflecting the market segment(s) in which the Fund invests over the same periods.

Fund Statistics

Total Net Assets	$45,097,748
Number of Portfolio Holdings	37
Portfolio Turnover Rate	6%
Advisory Fees Paid	$82,603

What Did the Fund Invest In?

As of December 31, 2025

Geographic Weightings (% of Net Assets)	Asset Weightings (% of Net Assets)

Common Stocks 96.05%
Money Market Funds 3.44%
Other Assets in Excess of Liabilities 0.51%

Sprott Active Metals & Miners ETF DECEMBER 31, 2025 ANNUAL SHAREHOLDER REPORT TICKER: METL Phone: 1.888.622.1813 Distributor: ALPS Distributors, Inc.

Material Fund Changes

This is a summary of certain changes of the ETF during the period ended December 31, 2025. Effective September 11, 2025, Andrew Hicks of ALPS Advisors, Inc., a sub-adviser to the Fund is no longer a portfolio manager.

Availability of Additional Information

You can find additional information about the Fund at https://sprottetfs.com/metl-sprott-active-metals-miners-etf/. You can also request this information by contacting us at 1.888.622.1813.

Householding

If you have consented to receive a single annual or semi-annual shareholder report at a shared address you may revoke this consent by calling 1.888.622.1813.

85208P857–A–12312025

Sprott Gold Equity Fund Institutional Class | SGDIX Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about the Sprott Gold Equity Fund for the period from January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://sprott.com/investment-strategies/sprott-gold-equity-fund/. You can also request this information by contacting us at 1.888.622.1813.

WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

	Costs of a $10,000	Costs paid as a percentage of
Class Name	investment	a $10,000 investment
Institutional Class	$185	1.06%

HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

For the annual fiscal period ended December 31, 2025, Sprott Gold Equity Fund (the “Fund”) gained 148.33% compared to 152.80% for the Fund’s benchmark index, the PHLX Gold/Silver Sector Total Return Index (XXAU). The Fund’s performance was helped by the strong performance of gold and silver equities, which outperformed strong annual gains in physical bullion. Gold increased 64.58% in 2025, with the gold price closing the year at $4,319 per ounce as of 12/31/2025. Silver bullion also posted strong results, gaining 147.95% for the twelve-month period, ending the year at $71.66 per ounce. Despite the strong year-over-year improvements in the gold price, the Fund’s allocation to gold bullion (10.95% of net assets as of 12/31/2025) acted as a modest drag on performance, largely explaining its slight underperformance relative to the benchmark. We continue to see the Fund’s gold bullion allocation as a key differentiator and an important lodestone to the portfolio long term.

Throughout the year, we maintained a focus on mid-capitalization gold mining companies offering near-term, company-specific catalysts, while also increasing exposure to large-capitalization generalist names with strong fundamentals to capitalize on early-stage generalist flows into the sector. The Fund had a moderate portfolio turnover of 37%. The top-five equity contributors in 2025 included OceanaGold Corp, Coeur Mining Inc, Equinox Gold Corp, G Mining Ventures Corp, and Lundin Gold Inc. All five positions remained in the Fund’s portfolio at year-end. Equity positions that detracted from the Fund’s performance in 2025 included Falco Resources Ltd. (sold from the portfolio), NOVAGOLD Resources Inc. (sold from the portfolio), I-Pulse Inc. (a small position in the portfolio), Seabridge Gold Inc. (sold from the portfolio) and Blue Spark Energy Systems Inc. (a small position in the portfolio). Looking ahead, we believe currency debasement, rising global debt, continued central bank gold buying and geopolitical volatility remain supportive catalysts for precious metals and mining equities.

HOW DID THE FUND PERFORM SINCE INCEPTION?*

The $1,000,000 chart reflects a hypothetical $1,000,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

CUMULATIVE PERFORMANCE (Initial Investment of $1,000,000)

Sprott Gold Equity Fund	PAGE 1	TSR-AR-85208P204

ANNUAL AVERAGE TOTAL RETURN (%)
			Since Inception
	1 Year	5 Year	(04/08/2019)

Sprott Gold Equity Fund Institutional Class (without sales charge)	148.33	18.77	22.74
S&P 500 TR Index	17.88	14.42	15.43
PHLX Gold/Silver Sector TR Index	152.80	20.94	26.48
Visit https://sprott.com/investment-strategies/sprott-gold-equity-fund/ for more recent performance information.

*      The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

KEY FUND STATISTICS (as of December 31, 2025)
Net Assets	$1,809,196,735
Number of Holdings	52
Total Advisory Fee	$10,594,142
Portfolio Turnover	37%

WHAT DID THE FUND INVEST IN? (% of net assets as of December 31, 2025)

Top 10 Issuers	(%)	Country Allocations	(%)
Gold Bullion	11.0%	Canada	59.6%
Coeur Mining, Inc.	5.3%	United States	24.3%
G Mining Ventures Corp.	5.1%	Australia	11.2%
OceanaGold Corporation	4.8%	South Africa	2.2%
IAMGOLD Corporation	4.2%	United Kingdom	2.3%
Barrick Mining Corporation	4.0%	Cash & Other	0.4%
Agnico Eagle Mines Limited	3.6%
DPM Metals Inc.	3.6%
i-80 GOLD Corp.	3.5%
Eldorado Gold Corporation	3.2%

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://sprott.com/investment-strategies/sprott-gold-equity-fund/.

HOUSEHOLDING

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Sprott Asset Management USA, Inc. documents not be householded, please contact Sprott Asset Management USA, Inc. at 1.888.622.1813, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Sprott Asset Management USA, Inc. or your financial intermediary.

Sprott Gold Equity Fund	PAGE 2	TSR-AR-85208P204

Sprott Gold Equity Fund Investor Class | SGDLX Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about the Sprott Gold Equity Fund for the period from January 1, 2025, to December 31, 2025. You can find additional information about the Fund at https://sprott.com/investment-strategies/sprott-gold-equity-fund/. You can also request this information by contacting us at 1.888.622.1813.

WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

	Costs of a $10,000	Costs paid as a percentage of
Class Name	investment	a $10,000 investment
Investor Class	$231	1.33%

HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?

For the annual fiscal period ended December 31, 2025, Sprott Gold Equity Fund (the “Fund”) gained 147.67% compared to 152.80% for the Fund’s benchmark index, the PHLX Gold/Silver Sector Total Return Index (XXAU). The Fund’s performance was helped by the strong performance of gold and silver equities, which outperformed strong annual gains in physical bullion. Gold increased 64.58% in 2025, with the gold price closing the year at $4,319 per ounce as of 12/31/2025. Silver bullion also posted strong results, gaining 147.95% for the twelve-month period, ending the year at $71.66 per ounce. Despite the strong year-over-year improvements in the gold price, the Fund’s allocation to gold bullion (10.95% of net assets as of 12/31/2025) acted as a modest drag on performance, largely explaining its slight underperformance relative to the benchmark. We continue to see the Fund’s gold bullion allocation as a key differentiator and an important lodestone to the portfolio long term.

Throughout the year, we maintained a focus on mid-capitalization gold mining companies offering near-term, company-specific catalysts, while also increasing exposure to large-capitalization generalist names with strong fundamentals to capitalize on early-stage generalist flows into the sector. The Fund had a moderate portfolio turnover of 37%. The top-five equity contributors in 2025 included OceanaGold Corp, Coeur Mining Inc, Equinox Gold Corp, G Mining Ventures Corp, and Lundin Gold Inc. All five positions remained in the Fund’s portfolio at year-end. Equity positions that detracted from the Fund’s performance in 2025 included Falco Resources Ltd. (sold from the portfolio), NOVAGOLD Resources Inc. (sold from the portfolio), I-Pulse Inc. (a small position in the portfolio), Seabridge Gold Inc. (sold from the portfolio) and Blue Spark Energy Systems Inc. (a small position in the portfolio). Looking ahead, we believe currency debasement, rising global debt, continued central bank gold buying and geopolitical volatility remain supportive catalysts for precious metals and mining equities.

HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*

The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted and assumes the maximum sales charge. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.

CUMULATIVE PERFORMANCE (Initial Investment of $10,000)

Sprott Gold Equity Fund	PAGE 1	TSR-AR-85208P105

ANNUAL AVERAGE TOTAL RETURN (%)
	1 Year	5 Year	10 Year

Sprott Gold Equity Fund Investor Class (without sales charge)	147.67	18.43	18.17
S&P 500 TR Index	17.88	14.42	14.82
PHLX Gold/Silver Sector TR Index	152.80	20.94	23.94
Visit https://sprott.com/investment-strategies/sprott-gold-equity-fund/ for more recent performance information.

*      The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

KEY FUND STATISTICS (as of December 31, 2025)
Net Assets	$1,809,196,735
Number of Holdings	52
Total Advisory Fee	$10,594,142
Portfolio Turnover	37%

WHAT DID THE FUND INVEST IN? (% of net assets as of December 31, 2025)

Top 10 Issuers	(%)	Country Allocations	(%)
Gold Bullion	11.0%	Canada	59.6%
Coeur Mining, Inc.	5.3%	United States	24.3%
G Mining Ventures Corp.	5.1%	Australia	11.2%
OceanaGold Corporation	4.8%	South Africa	2.2%
IAMGOLD Corporation	4.2%	United Kingdom	2.3%
Barrick Mining Corporation	4.0%	Cash & Other	0.4%
Agnico Eagle Mines Limited	3.6%
DPM Metals Inc.	3.6%
i-80 GOLD Corp.	3.5%
Eldorado Gold Corporation	3.2%

For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://sprott.com/investment-strategies/sprott-gold-equity-fund/.

HOUSEHOLDING

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Sprott Asset Management USA, Inc. documents not be householded, please contact Sprott Asset Management USA, Inc. at 1.888.622.1813, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Sprott Asset Management USA, Inc. or your financial intermediary.

Sprott Gold Equity Fund	PAGE 2	TSR-AR-85208P105

(b)	Not applicable.

Item 2. Code of Ethics.

(a)	The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer and principal financial officer. The Registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The Registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report. The Registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge.

(c)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)	Not applicable.

(f)	See Item 19(a)(1).

Item 3. Audit Committee Financial Expert.

(a)	(1)	The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.

(2)	Michael W. Clark is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

(3)	Not Applicable.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees

Fiscal Year Ended December 31, 2025	$241,500
Fiscal Year Ended December 31, 2024	$193,500

(b)	Audit-Related Fees

Fiscal Year Ended December 31, 2025	$0
Fiscal Year Ended December 31, 2024	$0

(c)	Tax Fees (tax services rendered include preparation of tax returns)

Fiscal Year Ended December 31, 2025	$40,400
Fiscal Year Ended December 31, 2024	$31,500

(d)	All Other Fees

Fiscal Year Ended December 31, 2025	$0
Fiscal Year Ended December 31, 2024	$0

(e)	(1)	The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the Registrant, including services provided to any entity affiliated with the Registrant.

(2)	No services described in paragraphs (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)	The following table indicates the non-audit fees billed by the Registrant’s accountant for services to the Registrant’s investment adviser (and any other controlling entity, etc. – not sub-adviser) for the last two fiscal years.

	Registrant	Investment Adviser
Fiscal Year Ended December 31, 2025	$40,400	$0
Fiscal Year Ended December 31, 2024	$31,500	$0

(h)	Not Applicable.

(i)	Not Applicable.

(j)	Not Applicable.

Item 5. Audit Committee of Listed Registrants.

(a)	The Registrant has a separately designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934. Michael W. Clark, Peyton T. Muldoon, James R. Pierce, Jr., and Leslie Barrett are members of the Registrant’s audit committee.

(b)	Not Applicable

Item 6. Investments.

(a)	The complete schedule of investments is included in the Financial Statements filed under Item 7 of this Form N-CSR.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-Ended Management Investment Companies.

Annual Financial Statements and
Other Important Information

December 31, 2025

Sprott Gold Miners ETF  (NYSE Arca: SGDM)

Sprott Junior Gold Miners ETF  (NYSE Arca: SGDJ)

Sprott Critical Materials ETF  (Nasdaq: SETM)

Sprott Lithium Miners ETF  (Nasdaq: LITP)

Sprott Uranium Miners ETF  (NYSE Arca: URNM)

Sprott Junior Uranium Miners ETF  (Nasdaq: URNJ)

Sprott Junior Copper Miners ETF  (Nasdaq: COPJ)

Sprott Nickel Miners ETF  (Nasdaq: NIKL)

Sprott Copper Miners ETF  (Nasdaq: COPP)

Sprott Silver Miners & Physical Silver ETF  (Nasdaq: SLVR)

Sprott Active Gold & Silver Miners ETF  (Nasdaq: GBUG)

Sprott Active Metals & Miners ETF  (Nasdaq: METL)

Table of Contents

Financial Statements and Financial Highlights for Open-End Management Investment Companies

Sprott Gold Miners ETF
Schedule of Investments	December 31, 2025

Security Description	Shares	Value
COMMON STOCKS (99.79%)
Gold Mining (99.79%)
Agnico Eagle Mines, Ltd.	395,378	$67,049,057
Alamos Gold, Inc., Class A	57,452	2,218,466
Allied Gold Corp.(a)	61,164	1,401,485
Anglogold Ashanti PLC	487,778	41,597,708
Aris Mining Corp.(a)	100,005	1,621,880
B2Gold Corp.	4,011,993	18,064,272
Barrick Mining Corp.	687,038	29,928,237
Centerra Gold, Inc.	1,222,090	17,593,894
Coeur Mining, Inc.(a)	130,676	2,329,953
DPM Metals, Inc.	635,920	19,653,730
Eldorado Gold Corp.(a)(b)	66,630	2,394,709
Endeavour Mining PLC(b)	44,781	2,306,015
Equinox Gold Corp.(a)(b)	148,479	2,086,744
Fortuna Mining Corp.(a)	1,754,823	17,196,000
Franco-Nevada Corp.	190,118	39,408,744
G Mining Ventures Corp.(a)	739,261	22,346,682
Gold Fields, Ltd., Sponsored ADR(b)	209,300	9,138,038
Harmony Gold Mining Co., Ltd., Sponsored ADR	1,145,343	22,792,326
IAMGOLD Corp.(a)(b)	135,572	2,237,227
K92 Mining, Inc.(a)	1,105,902	18,281,969
Kinross Gold Corp.	1,277,383	35,979,474
Lundin Gold, Inc.	334,231	27,765,122
Montage Gold Corp.(a)	179,089	1,289,133
New Gold, Inc.(a)	2,371,136	20,661,387
Newmont Corp.	512,585	51,181,612
Novagold Resources, Inc.(a)	210,779	1,965,663
OceanaGold Corp.	704,995	19,980,551
OR Royalties, Inc.	543,095	19,238,118
Orla Mining, Ltd.(a)(b)	1,382,286	18,590,944
Pan American Silver Corp.	46,723	2,422,359
Perpetua Resources Corp.(a)	60,163	1,456,571
Royal Gold, Inc.	124,105	27,587,300
Seabridge Gold, Inc.(a)(b)	51,503	1,526,835
Skeena Resources, Ltd.(a)	59,722	1,418,482
Southern Cross Gold Consolidated, Ltd.(a)(b)	127,434	983,225
SSR Mining, Inc.(a)	99,064	2,171,750
Torex Gold Resources, Inc.(b)	47,348	2,260,892
Triple Flag Precious Metals Corp.	570,862	18,969,812
Wesdome Gold Mines, Ltd.(a)	1,027,596	17,024,905
Wheaton Precious Metals Corp.	413,911	48,660,289
Total Gold Mining		660,781,560

TOTAL COMMON STOCKS
(Cost $358,607,069)		660,781,560

1  |  December 31, 2025

Sprott Gold Miners ETF
Schedule of Investments	December 31, 2025

	7-Day Yield	Shares	Value
SHORT TERM INVESTMENTS (3.05%)
Money Market Fund (0.24%)
State Street Institutional Treasury Plus Money Market Fund, Premier Class
(Cost $1,562,788)	3.72%	1,562,788	$1,562,788

Investments Purchased with Collateral from Securities Loaned (2.81%)
State Street Navigator Securities Lending Government Money Market Portfolio, 3.83%
(Cost $18,638,872)		18,638,872	18,638,872

TOTAL SHORT TERM INVESTMENTS
(Cost $20,201,660)			$20,201,660

TOTAL INVESTMENTS (102.84%)
(Cost $378,808,729)			$680,983,220
LIABILITIES IN EXCESS OF OTHER ASSETS (-2.84%)			(18,804,356)
NET ASSETS (100.00%)			$662,178,864

(a)	Non-income producing security.
(b)	As of December 31, 2025, the security, or a portion of the security position was on loan. The total market value of securities on loan was $17,647,645. The loaned securities were secured with cash collateral of $18,638,872 and non-cash collateral with the value of $32,661. The non-cash collateral received consists of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and is held for the benefit of the Fund at or in an account in the name of the Fund’s custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.

See Notes to Financial Statements.

2  |  December 31, 2025

Sprott Junior Gold Miners ETF
Schedule of Investments	December 31, 2025

Security Description	Shares	Value
COMMON STOCKS (99.82%)
Gold Mining (91.13%)
Allied Gold Corp.(a)	494,820	$11,338,085
Aris Mining Corp.(a)	1,104,944	17,919,969
Bellevue Gold, Ltd.(a)	18,472,800	21,018,995
Catalyst Metals, Ltd.(a)	2,068,611	10,160,416
Centerra Gold, Inc.	1,170,169	16,846,409
DRDGOLD, Ltd.(b)	3,565,322	11,272,964
Emerald Resources NL(a)(b)	3,788,409	15,978,234
Firefinch, Ltd.(a)(b),(c)	6,635,363	39,853
Greatland Resources, Ltd.(a)(b)	2,377,509	16,706,370
Hochschild Mining PLC	1,951,379	13,506,856
K92 Mining, Inc.(a)(b)	834,946	13,802,721
McEwen, Inc.(a)(b)	778,425	14,408,647
Novagold Resources, Inc.(a)(b)	1,722,104	16,050,009
Ora Banda Mining, Ltd.(a)	9,068,226	9,259,096
Pan African Resources PLC	7,995,431	13,040,656
Perpetua Resources Corp.(a)(b)	451,348	10,927,321
Regis Resources, Ltd.	2,591,519	13,057,384
Resolute Mining, Ltd.(a)	11,146,536	9,112,360
Seabridge Gold, Inc.(a)(b)	571,337	16,905,862
Skeena Resources, Ltd.(a)	464,066	11,022,223
Turk Altin Isletmeleri AS(a)	20,170,728	19,258,106
Vault Minerals, Ltd.(a)	3,550,487	12,937,055
Victoria Gold Corp./Vancouver(a)(b),(c)	968,690	–
Wesdome Gold Mines, Ltd.(a)	593,043	9,825,360
Westgold Resources, Ltd.	3,460,592	14,872,744
Total Gold Mining		319,267,695

Silver Mining (8.69%)
Endeavour Silver Corp.(a)(b)	1,752,221	16,481,129
Fortuna Mining Corp.(a)(b)	1,424,696	13,960,993
Total Silver Mining		30,442,122

TOTAL COMMON STOCKS
(Cost $209,898,043)		349,709,817

	Shares	Value
SHORT TERM INVESTMENTS (7.22%)
Investments Purchased with Collateral from Securities Loaned (7.22%)
State Street Navigator Securities Lending Government Money Market Portfolio, 3.83%
(Cost $25,304,632)	25,304,632	25,304,632

TOTAL SHORT TERM INVESTMENTS
(Cost $25,304,632)		$25,304,632

TOTAL INVESTMENTS (107.04%)
(Cost $235,202,675)		$375,014,449
LIABILITIES IN EXCESS OF OTHER ASSETS (-7.04%)		(24,660,476)
NET ASSETS (100.00%)		$350,353,973

(a)	Non-income producing security.

3  |  December 31, 2025

Sprott Junior Gold Miners ETF
Schedule of Investments	December 31, 2025

(b)	As of December 31, 2025, the security, or a portion of the security position was on loan. The total market value of securities on loan was $36,399,194. The loaned securities were secured with cash collateral of $25,304,632 and non-cash collateral with the value of $13,140,568. The non-cash collateral received consists of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and is held for the benefit of the Fund at or in an account in the name of the Fund’s custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.
(c)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 securities under the fair value hierarchy.

See Notes to Financial Statements.

4  |  December 31, 2025

Sprott Critical Materials ETF
Schedule of Investments	December 31, 2025

Security Description	Shares	Value
COMMON STOCKS (99.73%)
Coal & Consumable Fuels (24.09%)
Bannerman Energy, Ltd.(a)	173,615	$385,821
Boss Energy, Ltd.(a)(b)	842,441	823,630
Cameco Corp.	127,689	11,682,266
CGN Mining Co., Ltd.	7,430,050	2,949,986
Deep Yellow, Ltd.(a)(b)	738,186	906,439
Denison Mines Corp.(a)(b)	1,881,860	5,005,748
Encore Energy Corp.(a)	392,695	935,567
Energy Fuels, Inc.(a)(b)	251,451	3,656,098
IsoEnergy, Ltd.(a)	40,942	372,566
Lotus Resources, Ltd.(a)(b)	2,546,233	297,366
NAC Kazatomprom JSC, GDR(c)	204,463	11,409,034
NexGen Energy, Ltd.(a)(b)	610,378	5,615,478
Paladin Energy, Ltd.(a)(b)	1,002,504	6,415,929
Peninsula Energy, Ltd.(a)(b)	682,068	293,591
Uranium Energy Corp.(a)(b)	754,675	8,814,604
Uranium Royalty Corp.(a)(b)	126,555	448,005
Ur-Energy, Inc.(a)	747,020	1,038,358
Total Coal & Consumable Fuels		61,050,486

Copper Mining (20.08%)
Aeris Resources, Ltd.(a)	257,729	103,198
Antofagasta PLC	159,861	7,065,715
Arizona Sonoran Copper Co., Inc.(a)	36,059	125,578
ATALAYA MINING COPPER SA	35,474	408,835
Capstone Copper Corp.(a)	331,347	3,326,627
Central Asia Metals PLC	46,489	117,809
ERO Copper Corp.(a)	34,859	986,175
Faraday Copper Corp.(a)	55,337	110,065
First Quantum Minerals, Ltd.(a)	257,179	6,895,331
Freeport-McMoRan, Inc.	262,993	13,357,415
Hindustan Copper, Ltd.	159,295	918,593
Imperial Metals Corp.(a)	22,175	161,561
Jinchuan Group International Resources Co., Ltd.(a)(b),(d)	323,600	26,611
KGHM Polska Miedz SA(a)	49,243	3,851,653
Lundin Mining Corp.(b)	300,538	6,459,416
Sandfire Resources, Ltd.(a)	83,092	993,693
SolGold PLC(a)	425,210	158,192
Southern Copper Corp.	34,398	4,935,081
Taseko Mines, Ltd.(a)	156,090	883,469
Total Copper Mining		50,885,017

Diversified Metals & Mining (38.85%)
29Metals, Ltd.(a)	213,465	81,912
AbraSilver Resource Corp.(a)	148,547	1,155,865
Aclara Resources, Inc.(a)	204,367	321,615
AIC Mines, Ltd.(a)	254,444	100,184
American Battery Technology Co.(a)	131,201	438,211
American Rare Earths, Ltd.(a)	643,590	148,178
Americas Gold & Silver Corp.(a)	286,263	1,462,804
Amerigo Resources, Ltd.	53,040	175,441
Arafura Rare Earths, Ltd.(a)	8,673,606	1,562,854
Australian Strategic Materials, Ltd.(a)	629,769	292,093
Blackrock Silver Corp.(a)(b)	285,675	287,226
Brazilian Rare Earths, Ltd.(a)	160,949	425,342

5  |  December 31, 2025

Sprott Critical Materials ETF
Schedule of Investments	December 31, 2025

Security Description	Shares	Value
Diversified Metals & Mining (continued)
Canada Nickel Co., Inc.(a)	197,575	$201,526
Cia de Minas Buenaventura SAA, ADR	75,674	2,106,007
Core Lithium, Ltd.(a)	2,634,302	483,452
Critical Metals Corp.(a)(b)	109,058	756,863
Elevra Lithium, Ltd.(a)(b)	358,679	1,924,495
Eramet SA(b)	15,787	1,069,572
European Lithium, Ltd.(a)	1,976,084	204,405
Global Atomic Corp.(a)(b)	455,168	238,768
Graphite One, Inc.(a)(b)	132,449	192,032
Gruvaktiebolaget Viscaria(a)(b)	56,297	119,119
Hudbay Minerals, Inc.	117,360	2,329,596
IGO, Ltd.(a)	1,207,298	6,606,679
Iluka Resources, Ltd.	986,021	3,809,953
ioneer, Ltd.(a)(b)	2,648,289	326,958
Ivanhoe Electric, Inc. / US(a)	26,112	417,270
Ivanhoe Mines, Ltd.(a)(b)	168,049	1,911,220
Jupiter Mines, Ltd.	2,618,872	480,620
Lake Resources NL(a)	2,485,332	199,031
Leo Lithium, Ltd.(d)	23,792	159
Lifezone Metals, Ltd.(a)	46,535	198,704
Lindian Resources, Ltd.(a)	3,500,810	969,553
Liontown, Ltd.(a)(b)	4,680,486	4,919,561
Lithium Americas Corp.(a)	303,755	1,324,372
Lithium Argentina AG(a)	151,386	844,734
Lynas Rare Earths, Ltd.(a)	1,191,337	9,890,309
Magna Mining, Inc.(a)	204,267	433,075
Merdeka Battery Materials Tbk PT(a)	39,234,900	1,341,163
Meteoric Resources NL(a)(b)	7,214,541	818,488
Midnight Sun Mining Corp.(a)	55,037	53,732
Minsur SA	264,133	427,504
Mkango Resources, Ltd.(a)	564,492	353,820
MMG, Ltd.(a)	1,651,920	1,861,480
MP Materials Corp.(a)(b)	182,516	9,220,708
NGEx Minerals, Ltd.(a)	36,743	685,309
Nickel Industries, Ltd.	2,498,506	1,392,264
NioCorp Developments, Ltd.(a)	326,053	1,728,081
Northern Minerals, Ltd.(a)	19,554,710	391,496
Nouveau Monde Graphite, Inc.(a)(b)	81,577	202,311
Pam Mineral Tbk PT	5,845,000	425,888
Pensana PLC(a)	554,089	660,243
Philex Mining Corp.	570,000	95,916
PLS Group, Ltd.(a)(b)	4,256,540	11,987,374
PMET Resources, Inc.(a)	602,778	245,382
Rainbow Rare Earths, Ltd.(a)	1,065,118	254,840
Sigma Lithium Corp.(a)	146,151	1,927,732
Silver X Mining Corp.(a)	263,101	207,023
Solaris Resources, Inc.(a)	27,433	219,856
Standard Lithium, Ltd.(a)	257,918	1,152,893
Sunrise Energy Metals, Ltd.(a)	206,277	1,086,132
Syrah Resources, Ltd.(a)(b)	1,668,739	373,068
Talon Metals Corp.(a)	1,026,132	448,566
Teck Resources, Ltd., Class B	151,610	7,260,603
Trilogy Metals, Inc.(a)(b)	35,713	153,923
Trimegah Bangun Persada Tbk PT	11,773,800	794,334
Vale Indonesia Tbk PT	4,348,550	1,349,550
Vizsla Silver Corp.(a)	349,273	1,910,523

6  |  December 31, 2025

Sprott Critical Materials ETF
Schedule of Investments	December 31, 2025

Security Description	Shares	Value
Diversified Metals & Mining (continued)
Vulcan Energy Resources, Ltd.(a)(b)	218,635	$643,448
Xinjiang Xinxin Mining Industry Co., Ltd.	915,000	335,070
Total Diversified Metals & Mining		98,418,478

Electrical Components & Equipment (0.04%)
Westwater Resources, Inc.(a)	119,180	89,385

Environmental & Facilities Services (0.14%)
Sungeel Hitech Co., Ltd.(a)	12,294	349,050

Gold Mining (0.91%)
Aneka Tambang Tbk	8,261,400	1,560,624
Atex Resources, Inc.(a)	70,220	169,340
FireFly Metals, Ltd.(a)	175,753	245,134
Unico Silver, Ltd.(a)	551,371	320,124
Total Gold Mining		2,295,222

Precious Metals & Minerals Mining (0.75%)
Avino Silver & Gold Mines, Ltd.(a)	246,270	1,529,337
Guanajuato Silver Co., Ltd.(a)	745,651	363,984
Total Precious Metals & Minerals Mining		1,893,321

Silver Mining (7.81%)
Aftermath Silver, Ltd.(a)	245,121	191,089
Andean Precious Metals Corp.(a)	50,642	360,108
Aya Gold & Silver, Inc.(a)	266,508	3,813,498
Endeavour Silver Corp.(a)(b)	321,140	3,018,716
First Majestic Silver Corp.	551,565	9,189,073
Kootenay Silver, Inc.(a)	87,333	136,801
New Pacific Metals Corp.(a)(b)	113,187	397,286
Silver Mines, Ltd.(a)(b)	2,163,353	317,618
Silvercorp Metals, Inc.(b)	281,680	2,349,211
Total Silver Mining		19,773,400

Specialty Chemicals (6.86%)
Albemarle Corp.	86,970	12,301,036
Ganfeng Lithium Group Co., Ltd.(b)(c)(e)	516,600	3,448,337
Tianqi Lithium Corp.(a)(b)	247,150	1,621,161
Total Specialty Chemicals		17,370,534

Steel Mining (0.20%)
MOIL, Ltd.	124,208	509,314

TOTAL COMMON STOCKS
(Cost $198,094,285)		252,634,207

7  |  December 31, 2025

Sprott Critical Materials ETF
Schedule of Investments	December 31, 2025

	7-Day Yield	Shares	Value
SHORT TERM INVESTMENTS (6.62%)
Money Market Fund (0.34%)
State Street Institutional Treasury Plus Money Market Fund, Premier Class
(Cost $869,269)	3.72%	869,269	$869,269

Investments Purchased with Collateral from Securities Loaned (6.28%)
State Street Navigator Securities Lending Government Money Market Portfolio, 3.83%
(Cost $15,902,452)		15,902,452	15,902,452

TOTAL SHORT TERM INVESTMENTS
(Cost $16,771,721)			$16,771,721

TOTAL INVESTMENTS (106.35%)
(Cost $214,866,006)			$269,405,928
LIABILITIES IN EXCESS OF OTHER ASSETS (-6.35%)			(16,096,368)
NET ASSETS (100.00%)			$253,309,560

(a)	Non-income producing security.
(b)	As of December 31, 2025, the security, or a portion of the security position was on loan. The total market value of securities on loan was $37,976,735. The loaned securities were secured with cash collateral of $15,902,452 and non-cash collateral with the value of $23,822,287. The non-cash collateral received consists of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and is held for the benefit of the Fund at or in an account in the name of the Fund’s custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.
(c)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of December 31, 2025, the market value of those securities was $14,857,371, representing 5.87% of net assets.
(d)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 securities under the fair value hierarchy.
(e)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2025, the aggregate market value of those securities was $3,448,337, representing 1.36% of net assets.

See Notes to Financial Statements.

8  |  December 31, 2025

Sprott Lithium Miners ETF
Schedule of Investments	December 31, 2025

Security Description	Shares	Value
COMMON STOCKS (99.36%)
Diversified Metals & Mining (65.67%)
American Lithium Corp.(a)	598,644	$283,500
Anson Resources, Ltd.(a)	2,415,056	104,760
Argosy Minerals, Ltd.(a)	2,150,052	165,007
Atlantic Lithium, Ltd.(a)	821,285	112,642
Core Lithium, Ltd.(a)(b)	5,366,787	984,923
Delta Lithium, Ltd.(a)(b)	801,366	117,654
E3 Lithium, Ltd.(a)(b)	169,840	115,079
Elevra Lithium, Ltd.(a)(b)	365,360	1,960,342
European Lithium, Ltd.(a)	4,025,814	416,428
European Metals Holdings, Ltd.(a)	411,562	97,084
Galan Lithium, Ltd.(a)	2,209,549	471,855
Global Lithium Resources, Ltd.(a)	288,982	119,569
IGO, Ltd.(a)	373,369	2,043,182
ioneer, Ltd.(a)(b)	5,395,279	666,102
Kairos Gold, Inc.(a),(c)	4,531	389
Kodal Minerals PLC(a)(b)	24,580,083	109,338
Lake Resources NL(a)(b)	2,448,604	196,090
Leo Lithium, Ltd.(c)	117,442	784
LibertyStream Infrastructure Partners, Inc.(a)(b)	203,782	155,893
Liontown, Ltd.(a)(b)	3,992,875	4,196,827
Lithium Americas Corp.(a)	325,127	1,417,554
Lithium Argentina AG(a)	308,543	1,721,670
Lithium Ionic Corp.(a)	409,350	310,170
PLS Group, Ltd.(a)(b)	1,414,748	3,984,247
PMET Resources, Inc.(a)(b)	380,574	1,497,286
Power Metals Corp.(a)	209,570	125,203
Savannah Resources PLC(a)(b)	2,296,324	116,074
Sigma Lithium Corp.(a)	148,925	1,964,321
Snow Lake Resources, Ltd.(a)(b)	35,054	105,162
Standard Lithium, Ltd.(a)	436,875	1,952,831
Surge Battery Metals, Inc.(a)	277,688	147,690
Vulcan Energy Resources, Ltd.(a)(b)	445,413	1,310,860
Winsome Resources, Ltd.(a)	518,514	159,174
Total Diversified Metals & Mining		27,129,690

Fertilizers & Agricultural Chemicals (9.73%)
Sociedad Quimica y Minera de Chile SA, ADR(a)	58,418	4,019,158

Precious Metals & Minerals (0.24%)
Atlas Lithium Corp.(a)(b)	23,413	99,037

Specialty Chemicals (23.72%)
Albemarle Corp.	28,899	4,087,475
Ganfeng Lithium Group Co., Ltd.(b)(d)(e)	598,100	3,992,354
Tianqi Lithium Corp.(a)(b)	262,300	1,720,536
Total Specialty Chemicals		9,800,365

TOTAL COMMON STOCKS
(Cost $24,953,532)		41,048,250

9  |  December 31, 2025

Sprott Lithium Miners ETF
Schedule of Investments	December 31, 2025

	7-Day Yield	Shares	Value
SHORT TERM INVESTMENTS (1.52%)
Money Market Fund (0.06%)
State Street Institutional Treasury Plus Money Market Fund, Premier Class
(Cost $23,103)	3.72%	23,103	$23,103

Investments Purchased with Collateral from Securities Loaned (1.46%)
State Street Navigator Securities Lending Government Money Market Portfolio, 3.83%
(Cost $606,161)		606,161	606,161

TOTAL SHORT TERM INVESTMENTS
(Cost $629,264)			$629,264

TOTAL INVESTMENTS (100.88%)
(Cost $25,582,796)			$41,677,514
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.88%)			(364,865)
NET ASSETS (100.00%)			$41,312,649

(a)	Non-income producing security.
(b)	As of December 31, 2025, the security, or a portion of the security position was on loan. The total market value of securities on loan was $7,905,807. The loaned securities were secured with cash collateral of $606,161 and non-cash collateral with the value of $7,869,882. The non-cash collateral received consists of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and is held for the benefit of the Fund at or in an account in the name of the Fund’s custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.
(c)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 securities under the fair value hierarchy.
(d)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of December 31, 2025, the market value of those securities was $3,992,354, representing 9.66% of net assets.
(e)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2025, the aggregate market value of those securities was $3,992,354, representing 9.66% of net assets.

See Notes to Financial Statements.

10  |  December 31, 2025

Sprott Uranium Miners ETF
Schedule of Investments	December 31, 2025

Security Description	Shares	Value
CLOSED END FUND (13.66%)
Sprott Physical Uranium Trust(a)(b)	12,259,363	$239,640,603

TOTAL CLOSED END FUND
(Cost $196,865,270)		239,640,603

Security Description	Shares	Value
COMMON STOCKS (84.75%)
Coal & Consumable Fuels (83.76%)
Atha Energy Corp.(a)(b)(c)	25,256,401	11,224,658
Aura Energy, Ltd.(a)(b)(c)	56,182,282	6,561,336
Bannerman Energy, Ltd.(a)(b)	16,724,012	37,165,463
Berkeley Energia, Ltd.(a)(b)(c)	25,789,716	8,656,017
Boss Energy, Ltd.(a)(b)	35,273,552	34,485,908
Cameco Corp.	3,808,966	348,482,300
CanAlaska Uranium, Ltd.(a)(b)(c)	17,359,027	7,461,896
CGN Mining Co., Ltd.(c)	192,675,300	76,498,731
Deep Yellow, Ltd.(a)(b)	73,307,512	90,016,299
Denison Mines Corp.(a)(c)	30,607,439	81,415,788
Encore Energy Corp.(a)(b)(c)	16,013,776	38,151,650
Energy Fuels, Inc.(a)	5,395,737	78,454,016
Forsys Metals Corp.(a)(c)	6,018,755	1,271,676
IsoEnergy, Ltd.(a)(b)(c)	3,059,051	27,836,907
Laramide Resources, Ltd.(a)(b)(c)	18,390,817	7,637,438
Lotus Resources, Ltd.(a)(b)(c)	209,696,105	24,489,688
Mega Uranium, Ltd.(a)(b)	29,736,652	10,507,651
NAC Kazatomprom JSC, GDR(d)	1,364,390	76,132,962
NexGen Energy, Ltd.(a)	8,942,843	82,274,156
Paladin Energy, Ltd.(a)	13,521,118	86,533,856
Peninsula Energy, Ltd.(a)	10,062,087	4,331,144
Uranium Energy Corp.(a)(c)	16,626,983	194,203,162
Uranium Royalty Corp.(a)	4,443,382	15,668,623
Ur-Energy, Inc.(a)(b)(c)	31,966,693	44,433,703
Yellow Cake PLC(a)(c)(d)(e)	9,509,305	75,882,682
Total Coal & Consumable Fuels		1,469,777,710

Diversified Metals & Mining (0.99%)
Global Atomic Corp.(a)(b)	33,071,987	17,348,607

Electronic Equipment & Instruments (–%)
Premier American Uranium, Inc.(a)	112,447	57,348

TOTAL COMMON STOCKS
(Cost $1,127,533,732)		1,487,183,665

	Shares	Value
SHORT TERM INVESTMENTS (3.18%)
Investments Purchased with Collateral from Securities Loaned (3.18%)
State Street Navigator Securities Lending Government Money Market Portfolio, 3.83%
(Cost $55,762,264)	55,762,264	55,762,264

11  |  December 31, 2025

Sprott Uranium Miners ETF
Schedule of Investments	December 31, 2025

	Shares (continued)	Value (continued)
SHORT TERM INVESTMENTS (3.18%) (continued)

TOTAL SHORT TERM INVESTMENTS
(Cost $55,762,264)		$55,762,264

TOTAL INVESTMENTS (101.59%)
(Cost $1,380,161,266)		$1,782,586,532
LIABILITIES IN EXCESS OF OTHER ASSETS (-1.59%)		(27,857,599)
NET ASSETS (100.00%)		$1,754,728,933

(a)	Non-income producing security.
(b)	Affiliate of the Fund. See table below (Affiliated Investments).
(c)	As of December 31, 2025, the security, or a portion of the security position was on loan. The total market value of securities on loan was $125,721,121 ($101,149,955 Unaffiliated and $24,571,166 Affiliated). The loaned securities were secured with cash collateral of $55,762,264 and non-cash collateral with the value of $76,373,727. The non-cash collateral received consists of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and is held for the benefit of the Fund at or in an account in the name of the Fund’s custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.
(d)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of December 31, 2025, the market value of those securities was $152,015,644, representing 8.66% of net assets.
(e)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2025, the aggregate market value of those securities was $75,882,682, representing 4.32% of net assets.

See Notes to Financial Statements.

12  |  December 31, 2025

Sprott Uranium Miners ETF
Schedule of Investments	December 31, 2025

AFFILIATED INVESTMENTS

Security Name	Shares as on January 1, 2025	Market Value as of January 1, 2025	Purchases (Shares)	Purchases (Cost)	Sales (Shares)	Sales (Proceed)	Change in Unrealized Gain (Loss)	Realized Gain/Loss	Market Value as of December 31, 2025	Share Balance as of December 31, 2025
Closed End Fund
Sprott Physical Uranium Trust(a)	9,968,477	172,399,971	5,625,210	100,722,749	(3,334,324)	(57,000,567)	7,062,379	16,456,071	239,640,603	12,259,363
Common Stock
Coal & Consumable Fuels
Atha Energy Corp.(a)(b)	17,361,008	6,763,480	12,232,955	6,121,080	(4,337,562)	(1,874,946)	(132,848)	347,892	11,224,658	25,256,401
Aura Energy, Ltd.(a)(b)	52,569,654	4,067,247	36,331,748	4,438,842	(32,719,120)	(3,575,672)	2,602,197	(971,278)	6,561,336	56,182,282
Bannerman Energy, Ltd.(a)	11,160,477	20,032,546	9,648,812	20,419,056	(4,085,277)	(8,002,263)	2,759,831	1,956,293	37,165,463	16,724,012
Berkeley Energia, Ltd.(a)(b)	28,128,334	5,458,120	10,171,812	3,530,471	(12,510,430)	(4,205,922)	3,315,194	558,154	8,656,017	25,789,716
Boss Energy, Ltd.(a)	26,043,243	39,170,286	21,153,331	30,459,355	(11,923,022)	(20,089,631)	(11,681,600)	(3,372,502)	34,485,908	35,273,552
CanAlaska Uranium, Ltd.(a)(b)	10,206,286	4,828,185	11,093,143	7,046,550	(3,940,402)	(2,427,704)	(3,038,680)	1,053,545	7,461,896	17,359,027
Deep Yellow, Ltd.(a)	61,195,181	42,611,336	47,449,169	46,943,187	(35,336,838)	(40,326,171)	30,618,855	10,169,092	90,016,299	73,307,512
Encore Energy Corp.(a)(b)	11,510,995	38,838,447	8,541,819	20,032,272	(4,039,038)	(10,911,897)	(14,231,731)	4,424,559	38,151,650	16,013,776
IsoEnergy, Ltd.(a)(b)(c)	2,787,395	20,089,332	2,312,467	19,326,515	(2,040,811)	(16,599,401)	11,122,013	(6,101,552)	27,836,907	3,059,051
Laramide Resources, Ltd.(a)	15,314,294	6,818,427	11,735,372	5,682,568	(8,658,849)	(3,589,722)	(257,922)	(1,015,913)	7,637,438	18,390,817
Mega Uranium, Ltd.(a)(b)	23,413,093	5,375,019	14,382,337	3,794,867	(8,058,778)	(1,891,855)	3,086,502	143,118	10,507,651	29,736,652
Ur-Energy, Inc.(a)	23,220,620	26,703,713	17,525,170	21,667,862	(8,779,097)	(10,919,287)	3,752,792	3,228,623	44,433,703	31,966,693

Diversified Metals & Mining
Global Atomic Corp.(a)	14,401,623	7,814,718	25,464,132	13,242,106	(6,793,768)	(3,199,316)	(391,900)	(117,001)	17,348,607	33,071,987
		$400,970,827		$303,427,480		$(184,614,354)	$34,585,082	$26,759,101	$581,128,136
Securities that became affiliated during the period
Coal & Consumable Fuels
Lotus Resources, Ltd.(a)(b)	116,548,235	14,427,501	146,202,566	18,676,840	(53,054,696)	(6,262,959)	(2,690,185)	338,491	24,489,688	209,696,105
		$415,398,328		$322,104,320		$(190,877,313)	$31,894,897	$27,097,592	$605,617,824
Securities no longer held at December 31, 2025
Coal & Consumable Fuels
Alligator Energy, Ltd.	238,286,035	5,014,561	182,927,229	3,785,910	(421,213,264)	(6,573,766)	9,875,325	(12,102,030)	–	–
Anfield Energy, Inc.	97,560,688	5,769,007	6,209,072	2,514,882	(103,769,760)	(7,606,284)	1,173,799	(1,851,404)	–	–
F3 Uranium Corp	29,621,703	4,945,709	20,371,161	3,087,282	(49,992,864)	(5,107,076)	3,526,949	(6,452,864)	–	–
GoviEX Uranium, Inc.	92,426,022	3,214,930	71,675,580	4,755,016	(164,101,602)	(4,200,076)	10,029,430	(13,799,300)	–	–
Skyharbour Resources, Ltd.	14,889,427	3,832,542	6,365,910	1,982,273	(21,255,337)	(4,820,174)	2,701,540	(3,696,181)	–	–
Western Uranium & Vanadium Corp.	3,782,027	2,578,445	4,298,103	3,644,731	(8,080,130)	(3,043,733)	2,349,014	(5,528,457)	–	–
		$25,355,194		$19,770,094		$(31,351,109)	$29,656,057	(43,430,236)	–	–
Securities no longer affiliated as of December 31, 2025
Coal & Consumable Fuels
Energy Fuels Inc/Canada(a)	10,382,148	53,260,419	5,645,815	42,238,993	(10,632,226)	(143,570,054)	56,966,053	69,558,605	78,454,016	5,395,737
Forsys Metals Corp(a)	11,900,529	5,464,085	8,335,506	3,795,588	(14,217,280)	(3,740,285)	779,124	(5,026,836)	1,271,676	6,018,755
Peninsula Energy Ltd(a)	9,624,599	7,506,001	13,713,213	6,142,062	(13,275,725)	(3,032,083)	11,775,001	(18,059,837)	4,331,144	10,062,087
Electronic Equipment & Instruments
Premier American Uranium Inc.(a)	2,637,859	2,642,539	3,905,563	4,046,469	(6,430,975)	(3,569,272)	1,915,348	(4,977,736)	57,348	112,447
		$68,873,044		$56,223,112		$(153,911,694)	$71,435,526	$41,494,196	$84,114,184

							$132,986,480	$25,161,552	$689,732,008

Securies that became affiliated during the year ended December 31, 2025							$(10,618,721)
Transfer out of securities no longer affiliated							$(34,871,483)	$8,108,514	$84,114,184
							$87,496,276	$17,053,038	$605,617,824
Securities no longer affiliated as of December 31, 2025							$66,220,100
Securies that became affiliated during the year ended December 31, 2025							$10,618,721
Change in unrealized on securities affiliated as of as of December 31, 2025							$31,894,897

(a)	Non-income producing security
(b)	As of December 31, 2025, the security, or a portion of the security position is currently on loan
(c)	Includes effect of a reverse split (1:4) effective on March 20, 2025.

See Notes to Financial Statements.

13  |  December 31, 2025

Sprott Junior Uranium Miners ETF
Schedule of Investments	December 31, 2025

Security Description	Shares	Value
COMMON STOCKS (98.80%)
Coal & Consumable Fuels (96.47%)
Alligator Energy, Ltd.(a)	133,300,338	$2,223,956
Anfield Energy, Inc.(a)(b)	369,853	1,897,028
Atha Energy Corp.(a)(b)	10,552,788	4,689,957
Atomic Eagle, Ltd.(a)	4,492,787	1,169,325
Aura Energy, Ltd.(a)(b)	18,268,037	2,133,461
Bannerman Energy, Ltd.(a)(b)	5,137,095	11,416,071
Berkeley Energia, Ltd.(a)	11,131,227	3,751,364
Boss Energy, Ltd.(a)	12,570,712	12,290,013
CanAlaska Uranium, Ltd.(a)(b)	6,363,631	2,735,450
CGN Mining Co., Ltd.(b)	40,317,500	16,007,436
Deep Yellow, Ltd.(a)	13,498,176	16,574,779
Denison Mines Corp.(a)(b)	15,377,663	40,904,584
Elevate Uranium, Ltd.(a)(b)	12,959,392	2,637,785
Encore Energy Corp.(a)(b)	5,687,456	13,549,948
Energy Fuels, Inc.(a)	2,733,838	39,750,005
F3 Uranium Corp.(a)(b)	21,098,330	2,305,745
Forsys Metals Corp.(a)(b)	6,195,702	1,309,062
Future Fuels, Inc.(a)	524,623	267,558
IsoEnergy, Ltd.(a)(b)	1,218,873	11,091,562
Kirkstone Metals Corp.(a)(b)	884,000	4,914,152
Laramide Resources, Ltd.(a)(b)	6,846,644	2,843,311
Lotus Resources, Ltd.(a)(b)	75,990,320	8,874,649
Mega Uranium, Ltd.(a)	12,569,756	4,441,610
NexGen Energy, Ltd.(a)	4,398,816	40,469,107
Paladin Energy, Ltd.(a)	7,399,456	47,355,807
Peninsula Energy, Ltd.(a)	7,112,729	3,061,617
Skyharbour Resources, Ltd.(a)(b)	6,901,573	2,061,597
Stallion Uranium Corp.(a)(b)	902,647	213,734
Uranium Royalty Corp.(a)	3,766,125	13,332,083
Ur-Energy, Inc.(a)(b)	11,115,309	15,450,280
Western Uranium & Vanadium Corp.(a)(b)	2,255,735	764,210
Total Coal & Consumable Fuels		330,487,246

Diversified Metals & Mining (2.02%)
Global Atomic Corp.(a)	13,211,066	6,930,143

Electronic Equipment & Instruments (0.32%)
Premier American Uranium, Inc.(a)(b)	2,149,996	1,096,497

TOTAL COMMON STOCKS
(Cost $314,514,495)		338,513,886

	7-Day Yield	Shares	Value
SHORT TERM INVESTMENTS (8.44%)
Money Market Fund (0.90%)
State Street Institutional Treasury Plus Money Market Fund, Premier Class
(Cost $3,087,913)	3.72%	3,087,913	3,087,913

Investments Purchased with Collateral from Securities Loaned (7.54%)
State Street Navigator Securities Lending Government Money Market Portfolio, 3.83%
(Cost $25,842,386)		25,842,386	25,842,386

14  |  December 31, 2025

Sprott Junior Uranium Miners ETF
Schedule of Investments	December 31, 2025

	7-Day Yield	Shares	Value
SHORT TERM INVESTMENTS (8.44%) (continued)

TOTAL SHORT TERM INVESTMENTS
(Cost $28,930,299)			$28,930,299

TOTAL INVESTMENTS (107.26%)
(Cost $343,444,794)			$367,444,185
LIABILITIES IN EXCESS OF OTHER ASSETS (-7.26%)			(24,864,569)
NET ASSETS (100.00%)			$342,579,616

(a)	Non-income producing security.
(b)	As of December 31, 2025, the security, or a portion of the security position was on loan. The total market value of securities on loan was $41,152,831. The loaned securities were secured with cash collateral of $25,842,386 and non-cash collateral with the value of $16,987,063. The non-cash collateral received consists of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and is held for the benefit of the Fund at or in an account in the name of the Fund’s custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.

See Notes to Financial Statements.

15  |  December 31, 2025

Sprott Junior Copper Miners ETF
Schedule of Investments	December 31, 2025

Security Description	Shares	Value
COMMON STOCKS (99.91%)
Copper Mining (47.14%)
Aeris Resources, Ltd.(a)	3,105,749	$1,243,576
Aldebaran Resources, Inc.(a)	493,980	1,320,831
Arizona Sonoran Copper Co., Inc.(a)	574,019	1,999,061
ATALAYA MINING COPPER SA	253,638	2,923,160
Atlas Consolidated Mining & Development Corp.(a)	5,182,800	531,208
Austral Resources Australia, Ltd.(a)	5,119,770	194,751
Central Asia Metals PLC	669,113	1,695,624
China Daye Non-Ferrous Metals Mining, Ltd.(a)	24,187,300	320,106
Cyprium Metals, Ltd.(a)	1,407,257	507,133
ERO Copper Corp.(a)(b)	94,530	2,674,292
Faraday Copper Corp.(a)(b)	880,175	1,750,667
Gladiator Metals Corp.(a)	384,094	316,219
Hillgrove Resources, Ltd.(a)	10,713,023	328,870
Hot Chili, Ltd.(a)	656,033	608,548
Imperial Metals Corp.(a)	313,518	2,284,202
Jinchuan Group International Resources Co., Ltd.(a)(b),(c)	6,259,100	514,709
Koryx Copper, Inc.(a)	400,080	696,653
Marimaca Copper Corp.(a)(b)	242,586	1,967,129
Sociedad Punta del Cobre SA	138,039	1,921,090
SolGold PLC(a)	6,101,923	2,270,116
Taseko Mines, Ltd.(a)	452,450	2,560,867
Total Copper Mining		28,628,812

Diversified Metals & Mining (43.19%)
29Metals, Ltd.(a)	2,354,460	903,471
AIC Mines, Ltd.(a)	2,645,119	1,041,483
Amarc Resources, Ltd.(a)	570,964	561,583
Amerigo Resources, Ltd.	476,121	1,574,871
Blue Moon Metals, Inc.(a)(b)	269,872	943,780
Caravel Minerals, Ltd.(a)	1,898,995	373,853
Carnaby Resources, Ltd.(a)	983,142	295,246
Fitzroy Minerals, Inc.(a)	735,143	257,090
Gruvaktiebolaget Viscaria(a)(b)	895,466	1,894,713
Gunnison Copper Corp.(a)	1,037,004	317,323
Hercules Metals Corp.(a)	1,045,930	563,905
Ivanhoe Electric, Inc. / US(a)	166,961	2,668,037
KGL Resources, Ltd.(a)	1,277,796	174,812
King Copper Discovery Corp.(a)	1,154,684	799,206
Kodiak Copper Corp.(a)	372,716	285,128
Los Andes Copper, Ltd.(a)(b)	44,194	296,226
Midnight Sun Mining Corp.(a)(b)	874,745	854,000
Minsur SA	1,820,755	2,946,924
Osisko Metals, Inc.(a)	2,332,215	1,291,380
Philex Mining Corp.	8,505,500	1,431,257
Prospect Resources, Ltd.(a)	2,390,391	406,784
Regulus Resources, Inc.(a)	431,861	1,161,027
Solaris Resources, Inc.(a)	308,638	2,473,511
Sterling Metals Corp.(a)	141,766	192,113
Trilogy Metals, Inc.(a)(b)	558,259	2,406,096
True North Copper, Ltd.(a)	380,838	120,723
Total Diversified Metals & Mining		26,234,542

16  |  December 31, 2025

Sprott Junior Copper Miners ETF
Schedule of Investments	December 31, 2025

Security Description	Shares	Value
Gold Mining (9.58%)
Atex Resources, Inc.(a)	1,113,588	$2,685,495
Cygnus Metals, Ltd.(a)	3,521,913	423,064
FireFly Metals, Ltd.(a)(b)	1,943,496	2,710,721
Total Gold Mining		5,819,280

TOTAL COMMON STOCKS
(Cost $42,978,531)		60,682,634

	7-Day Yield	Shares	Value
SHORT TERM INVESTMENTS (7.98%)
Money Market Fund (1.98%)
State Street Institutional Treasury Plus Money Market Fund, Premier Class
(Cost $1,203,912)	3.72%	1,203,912	1,203,912

Investments Purchased with Collateral from Securities Loaned (6.00%)
State Street Navigator Securities Lending Government Money Market Portfolio, 3.83%
(Cost $3,645,379)		3,645,379	3,645,379

TOTAL SHORT TERM INVESTMENTS
(Cost $4,849,291)			$4,849,291

TOTAL INVESTMENTS (107.89%)
(Cost $47,827,822)			$65,531,925
LIABILITIES IN EXCESS OF OTHER ASSETS (-7.89%)			(4,790,167)
NET ASSETS (100.00%)			$60,741,758

(a)	Non-income producing security.
(b)	As of December 31, 2025, the security, or a portion of the security position was on loan. The total market value of securities on loan was $4,502,191. The loaned securities were secured with cash collateral of $3,645,379 and non-cash collateral with the value of $1,172,195. The non-cash collateral received consists of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and is held for the benefit of the Fund at or in an account in the name of the Fund’s custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.
(c)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 securities under the fair value hierarchy.

See Notes to Financial Statements.

17  |  December 31, 2025

Sprott Nickel Miners ETF
Schedule of Investments	December 31, 2025

Security Description	Shares	Value
COMMON STOCKS (97.63%)
Diversified Metals & Mining (85.16%)
Ardea Resources, Ltd.(a)	963,193	$385,673
Canada Nickel Co., Inc.(a)(b)	1,105,825	1,127,941
Centaurus Metals, Ltd.(a)	2,511,009	980,300
Central Omega Resources Tbk PT	12,099,800	526,078
Chalice Mining, Ltd.(a)(b)	483,408	706,501
Chilean Metals, Inc.(a),(c)	29,395	–
Estrella Resources, Ltd.(a)	4,138,604	85,619
FPX Nickel Corp.(a)	1,085,750	411,344
Global Ferronickel Holdings, Inc.(a)	15,683,000	359,870
IGO, Ltd.(a)	500,554	2,739,174
Lifezone Metals, Ltd.(a)	260,245	1,111,246
Magna Mining, Inc.(a)	663,214	1,406,107
Merdeka Battery Materials Tbk PT(a)	94,053,850	3,215,034
Metals One PLC(a)	1,868,980	51,267
NexMetals Mining Corp.(a)	21,945	85,858
Nickel Asia Corp.	19,382,415	1,281,564
Nickel Industries, Ltd.	5,824,200	3,245,470
Pam Mineral Tbk PT	16,817,600	1,225,390
Power Metallic Mines, Inc.(a)(b)	1,309,581	1,192,653
Sherritt International Corp.(a)	2,195,500	343,909
Talon Metals Corp.(a)	3,527,210	1,541,894
Trimegah Bangun Persada Tbk PT	28,220,150	1,903,908
Vale Indonesia Tbk PT	4,947,300	1,535,369
Xinjiang Xinxin Mining Industry Co., Ltd.	4,265,700	1,562,086
Total Diversified Metals & Mining		27,024,255

Gold Mining (12.47%)
Aneka Tambang Tbk	19,797,095	3,739,782
Horizon Minerals, Ltd.(a)(b)	263,956	214,024
Total Gold Mining		3,953,806

TOTAL COMMON STOCKS
(Cost $29,559,037)		30,978,061

	7-Day Yield	Shares	Value
SHORT TERM INVESTMENTS (3.30%)
Money Market Fund (1.05%)
State Street Institutional Treasury Plus Money Market Fund, Premier Class
(Cost $334,297)	3.72%	334,297	334,297

Investments Purchased with Collateral from Securities Loaned (2.25%)
State Street Navigator Securities Lending Government Money Market Portfolio, 3.83%
(Cost $715,000)		715,000	715,000

TOTAL SHORT TERM INVESTMENTS
(Cost $1,049,297)			$1,049,297

TOTAL INVESTMENTS (100.93%)
(Cost $30,608,334)			$32,027,358
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.93%)			(295,378)
NET ASSETS (100.00%)			$31,731,980

(a)	Non-income producing security.

18  |  December 31, 2025

Sprott Nickel Miners ETF
Schedule of Investments	December 31, 2025

(b)	As of December 31, 2025, the security, or a portion of the security position was on loan. The total market value of securities on loan was $1,161,999. The loaned securities were secured with cash collateral of $715,000 and non-cash collateral with the value of $527,839. The non-cash collateral received consists of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and is held for the benefit of the Fund at or in an account in the name of the Fund’s custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.
(c)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 securities under the fair value hierarchy.

See Notes to Financial Statements.

19  |  December 31, 2025

Sprott Copper Miners ETF
Schedule of Investments	December 31, 2025

Security Description	Shares	Value
CLOSED END FUND (4.64%)
Sprott Physical Copper Trust(a)(b)	397,714	$4,498,145

TOTAL CLOSED END FUND
(Cost $3,652,703)		4,498,145

Security Description	Shares	Value
COMMON STOCKS (94.12%)
Copper Mining (65.16%)
Aeris Resources, Ltd.(a)	440,173	176,250
Aldebaran Resources, Inc.(a)(c)	69,994	187,154
Antofagasta PLC	201,499	8,906,079
Arizona Sonoran Copper Co., Inc.(a)	81,319	283,199
ATALAYA MINING COPPER SA	40,017	461,193
Atlas Consolidated Mining & Development Corp.(a)	727,000	74,513
Capstone Copper Corp.(a)(c)	389,813	3,913,608
Central Asia Metals PLC	94,883	240,446
China Daye Non-Ferrous Metals Mining, Ltd.(a)	3,411,200	45,145
Cyprium Metals, Ltd.(a)	136,436	49,167
ERO Copper Corp.(a)	45,666	1,291,891
Faraday Copper Corp.(a)	124,783	248,193
First Quantum Minerals, Ltd.(a)	171,821	4,606,764
Freeport-McMoRan, Inc.	463,457	23,538,982
Gladiator Metals Corp.(a)	31,755	26,143
Hillgrove Resources, Ltd.(a)(c)	1,479,153	45,407
Hot Chili, Ltd.(a)	91,585	84,956
Imperial Metals Corp.(a)	44,380	323,340
Jinchuan Group International Resources Co., Ltd.(a)(c),(d)	987,700	81,222
KGHM Polska Miedz SA(a)	66,178	5,176,264
Koryx Copper, Inc.(a)	56,413	98,231
Lundin Mining Corp.(c)	209,536	4,503,524
Marimaca Copper Corp.(a)	34,397	278,925
Sandfire Resources, Ltd.(a)	187,177	2,238,439
Sociedad Minera Cerro Verde SAA	7,736	379,064
Sociedad Punta del Cobre SA	18,073	251,522
SolGold PLC(a)	958,467	356,581
Southern Copper Corp.	29,123	4,178,277
Taseko Mines, Ltd.(a)	188,301	1,065,784
Total Copper Mining		63,110,263

Diversified Metals & Mining (27.94%)
29Metals, Ltd.(a)	334,537	128,371
AIC Mines, Ltd.(a)	374,990	147,648
Amarc Resources, Ltd.(a)	81,385	80,048
Amerigo Resources, Ltd.	67,533	223,380
Blue Moon Metals, Inc.(a)	38,458	134,493
Caravel Minerals, Ltd.(a)	269,148	52,987
Carnaby Resources, Ltd.(a)	137,791	41,380
Fitzroy Minerals, Inc.(a)	90,802	31,755
Gruvaktiebolaget Viscaria(a)(c)	126,805	268,306
Gunnison Copper Corp.(a)	147,001	44,982
Hercules Metals Corp.(a)	149,302	80,495
Hudbay Minerals, Inc.	229,906	4,563,634
Ivanhoe Electric, Inc. / US(a)(c)	58,799	939,608
Ivanhoe Mines, Ltd.(a)	378,995	4,310,307

20  |  December 31, 2025

Sprott Copper Miners ETF
Schedule of Investments	December 31, 2025

Security Description	Shares	Value
Diversified Metals & Mining (continued)
King Copper Discovery Corp.(a)	164,738	$114,022
Los Andes Copper, Ltd.(a)	6,216	41,665
Midnight Sun Mining Corp.(a)	123,996	121,055
Minsur SA	529,411	856,861
MMG, Ltd.(a)	2,309,700	2,602,705
NGEx Minerals, Ltd.(a)	82,881	1,545,848
Osisko Metals, Inc.(a)	330,525	183,016
Philex Mining Corp.	1,145,600	192,775
Prospect Resources, Ltd.(a)	347,592	59,151
Regulus Resources, Inc.(a)	61,201	164,534
Solaris Resources, Inc.(a)	61,991	496,813
Sterling Metals Corp.(a)	20,324	27,542
Teck Resources, Ltd., Class B	193,520	9,267,674
Trilogy Metals, Inc.(a)	80,424	346,627
Total Diversified Metals & Mining		27,067,682

Gold Mining (1.02%)
Atex Resources, Inc.(a)	158,935	383,283
Cygnus Metals, Ltd.(a)	373,509	44,867
FireFly Metals, Ltd.(a)	396,173	552,568
Total Gold Mining		980,718

TOTAL COMMON STOCKS
(Cost $72,015,293)		91,158,663

Security Description	Shares	Value
EXCHANGE TRADED FUND (0.81%)
iShares MSCI India ETF(a)(c)	14,596	$788,914

TOTAL EXCHANGE TRADED FUND
(Cost $782,581)		788,914

	7-Day Yield	Shares	Value
SHORT TERM INVESTMENTS (3.03%)
Money Market Fund (0.63%)
State Street Institutional Treasury Plus Money Market Fund, Premier Class
(Cost $609,024)	3.72%	609,024	609,024

Investments Purchased with Collateral from Securities Loaned (2.40%)
State Street Navigator Securities Lending Government Money Market Portfolio, 3.83%
(Cost $2,328,733)		2,328,733	2,328,733

TOTAL SHORT TERM INVESTMENTS
(Cost $2,937,757)			$2,937,757

TOTAL INVESTMENTS (102.60%)
(Cost $79,388,334)			$99,383,479
LIABILITIES IN EXCESS OF OTHER ASSETS (-2.60%)			(2,514,492)
NET ASSETS (100.00%)			$96,868,987

(a)	Non-income producing security.
(b)	Affiliate of the Fund. See table below (Affiliated Investments).

21  |  December 31, 2025

Sprott Copper Miners ETF
Schedule of Investments	December 31, 2025

(c)	As of December 31, 2025, the security, or a portion of the security position was on loan. The total market value of securities on loan was $8,671,405. The loaned securities were secured with cash collateral of $2,328,733 and non-cash collateral with the value of $6,845,330. The non-cash collateral received consists of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and is held for the benefit of the Fund at or in an account in the name of the Fund’s custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.
(d)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 securities under the fair value hierarchy.

22  |  December 31, 2025

Sprott Copper Miners ETF
Schedule of Investments	December 31, 2025

AFFILIATED INVESTMENTS

Security Name	Shares as of January 1, 2025(a)	Market Value as of January 1, 2025	Purchases (Shares)	Purchases (cost)	Sales (Shares)	Sales (cost)	Change in Unrealized Gain/(Loss)	Realized Gain/Loss	Market Value as of December 31, 2025	Share Balance as of December 31, 2025
EXCHANGE TRADED FUNDS
Sprott Physical Copper Trust	–	$–	399,714	$3,668,930	(2,000)	$(15,274)	$845,442	$(953)	$4,498,145	397,714
Securities Affiliated as of December 31, 2025				$3,668,930		$(15,274)	$845,442	$(953)	$4,498,145

(a)	Non-income producing security.

See Notes to Financial Statements.

23  |  December 31, 2025

Sprott Silver Miners & Physical Silver ETF
Schedule of Investments	December 31, 2025

Security Description	Shares	Value
CLOSED END FUND (19.44%)
Sprott Physical Silver Trust(a)(b)	5,387,630	$127,417,450

TOTAL CLOSED END FUND
(Cost $87,764,117)		127,417,450

Security Description	Shares	Value
COMMON STOCKS (80.41%)
Diversified Metals & Mining (17.11%)
AbraSilver Resource Corp.(b)(c)	3,629,335	28,240,354
Alaska Silver Corp.(b)	48,729	44,023
Americas Gold & Silver Corp.(b)(c)	5,586,284	28,545,911
Andean Silver, Ltd.(b)	156,377	253,590
Black Bear Minerals, Ltd.(b)	116,862	78,768
Blackrock Silver Corp.(b)(c)	6,188,665	6,222,256
Boab Metals, Ltd.(b)	244,469	75,863
Cerro de Pasco Resources, Inc.(b)	414,930	148,130
Cia de Minas Buenaventura SAA, ADR	155,179	4,318,632
Eloro Resources, Ltd.(b)(c)	97,274	199,148
Investigator Silver, Ltd.(b)	40,581,800	3,926,939
Kingsmen Resources, Ltd.(b)	123,090	203,573
Minera Frisco SAB de CV(b)	46,519	22,888
Santacruz Silver Mining, Ltd.(b)(c)	90,434	871,693
Silver X Mining Corp.(b)	4,458,677	3,508,339
Silver47 Exploration Corp.(b)(c)	3,602,784	2,729,879
Societe Metallurgique D’imiter	5,794	2,605,902
Vizsla Silver Corp.(b)	5,383,818	29,449,484
West Coast Silver, Ltd.(b)	4,749,420	713,145
Total Diversified Metals & Mining		112,158,517

Gold (10.60%)
Coeur Mining, Inc.(b)	391,713	6,984,243
Gold Resource Corp.(b)	126,738	104,939
Hochschild Mining PLC	244,012	1,688,977
Hycroft Mining Holding Corp.(b)	32,950	783,222
OR Royalties, Inc.(c)	90,643	3,207,856
Pan American Silver Corp.	262,060	13,577,329
Triple Flag Precious Metals Corp.	132,148	4,389,957
Unico Silver, Ltd.(b)	13,472,037	7,821,812
Wheaton Precious Metals Corp.(c)	262,939	30,900,591
Total Gold		69,458,926

Precious Metals & Minerals (4.10%)
Astra Exploration, Inc.(b)	71,640	30,273
Avino Silver & Gold Mines, Ltd.(b)	145,523	903,698
Capitan Silver Corp.(b)	87,237	139,828
Chesapeake Gold Corp.(b)	27,087	81,899
Dolly Varden Silver Corp.(b)(c)	66,966	292,737
GR Silver Mining, Ltd.(b)	10,793,766	3,145,610
Guanajuato Silver Co., Ltd.(b)(c)	15,028,074	7,335,842
Industrias Penoles SAB de CV(b)	139,018	7,302,971
Outcrop Silver & Gold Corp.(b)(c)	9,238,789	3,230,934
Sierra Madre Gold And Silver, Ltd.(b)	130,102	162,088
Silver Viper Minerals Corp.(b)	49,585	79,839
Southern Silver Exploration Corp.(b)	3,801,746	1,966,587

24  |  December 31, 2025

Sprott Silver Miners & Physical Silver ETF
Schedule of Investments	December 31, 2025

Security Description	Shares	Value
Precious Metals & Minerals (continued)
Viscount Mining Corp.(b)(c)	3,105,090	$2,217,033
Total Precious Metals & Minerals		26,889,339

Silver (48.60%)
Aftermath Silver, Ltd.(b)(c)	5,985,387	4,666,033
Andean Precious Metals Corp.(b)(c)	1,142,226	8,122,200
Apollo Silver Corp.(b)(c)	61,142	236,541
Argenta Silver Corp.(b)(c)	2,985,994	1,609,876
Aya Gold & Silver, Inc.(b)(c)	1,971,385	28,208,809
Discovery Silver Corp.(b)	335,110	2,045,989
Endeavour Silver Corp.(b)(c)	3,825,696	35,961,542
First Majestic Silver Corp.(c)	9,070,155	151,108,783
Fresnillo PLC	174,717	7,851,867
GoGold Resources, Inc.(b)	413,259	876,167
Hecla Mining Co.	484,857	9,304,406
IMPACT Silver Corp.(b)	8,066,851	2,409,682
Kootenay Silver, Inc.(b)(c)	2,157,314	3,379,276
Kuya Silver Corp.(b)(c)	2,757,564	2,147,315
New Pacific Metals Corp.(b)(c)	2,765,356	9,706,400
Silver Mines, Ltd.(b)	52,861,359	7,760,967
Silver Mountain Resources, Inc.(b)	600,803	1,768,419
Silver One Resources, Inc.(b)	1,534,513	693,161
Silver Storm Mining, Ltd.(b)(c)	9,075,025	3,768,726
Silver Tiger Metals, Inc.(b)	515,630	341,862
Silverco Mining, Ltd.(b)(c)	302,620	2,094,561
Silvercorp Metals, Inc.(c)	3,485,438	29,068,553
Sotkamo Silver AB(b)(c)	8,025,353	1,816,485
Sun Silver, Ltd.(b)(c)	2,674,714	3,489,627
Total Silver		318,437,247

TOTAL COMMON STOCKS
(Cost $375,586,629)		526,944,029

	7-Day Yield	Shares	Value
SHORT TERM INVESTMENTS (3.49%)
Money Market Fund (0.06%)
State Street Institutional Treasury Plus Money Market Fund, Premier Class
(Cost $370,304)	3.72%	370,304	370,304

Investments Purchased with Collateral from Securities Loaned (3.43%)
State Street Navigator Securities Lending Government Money Market Portfolio, 3.83%
(Cost $22,509,928)		22,509,928	22,509,928

TOTAL SHORT TERM INVESTMENTS
(Cost $22,880,232)			$22,880,232

TOTAL INVESTMENTS (103.34%)
(Cost $486,230,978)			$677,241,711
LIABILITIES IN EXCESS OF OTHER ASSETS (-3.34%)			(21,892,455)
NET ASSETS (100.00%)			$655,349,256

(a)	Affiliate of the Fund. See table below (Affiliated Investments).
(b)	Non-income producing security.

25  |  December 31, 2025

Sprott Silver Miners & Physical Silver ETF
Schedule of Investments	December 31, 2025

(c)	As of December 31, 2025, the security, or a portion of the security position was on loan. The total market value of securities on loan was $24,049,491. The loaned securities were secured with cash collateral of $22,509,928 and non-cash collateral with the value of $3,361,899. The non-cash collateral received consists of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, and is held for the benefit of the Fund at or in an account in the name of the Fund’s custodian. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.

AFFILIATED INVESTMENTS

Security Name	Shares as of January 1, 2025(b)	Market Value as of January 1, 2025	Purchases (Shares)	Purchases (Cost)	Sales (Shares)	Sales (Cost)	Change in Unrealized Gain/(Loss)	Realized Gain/(Loss)	Market Value as of December 31, 2025	Share Balance as of December 31, 2025
Closed End Fund
Sprott Physical Silver Trust(a)	–	$–	6,049,174	$97,004,013	(661,544)	$(10,133,313)	$39,653,333	$893,417	$127,417,450	5,387,630
Securities Affiliated as of December 31, 2025				$97,004,013		$(10,133,313)	$39,653,333	$893,417	$127,417,450	5,387,630

(a)	Non-income producing security.
(b)	Fund inception date was January 14, 2025.

See Notes to Financial Statements.

26  |  December 31, 2025

Sprott Active Gold & Silver Miners ETF
Schedule of Investments	December 31, 2025

Security Description	Shares	Value
COMMON STOCKS (96.74%)
Diversified Metals & Mining (3.26%)
Cia de Minas Buenaventura SAA, ADR	56,820	$1,581,301
Vizsla Silver Corp.(a)	619,664	3,395,048
Total Diversified Metals & Mining		4,976,349

Gold (84.81%)
Agnico Eagle Mines, Ltd.	27,562	4,674,024
Alamos Gold, Inc., Class A	95,744	3,693,804
Anglogold Ashanti PLC	45,277	3,861,223
Barrick Mining Corp.	133,778	5,827,538
Coeur Mining, Inc.(a)	332,744	5,932,826
DPM Metals, Inc.	208,589	6,446,647
Eldorado Gold Corp.(a)	136,036	4,886,413
Emerald Resources NL(a)	1,057,682	4,460,947
Equinox Gold Corp.(a)	422,585	5,939,066
Evolution Mining, Ltd.	394,762	3,340,484
G Mining Ventures Corp.(a)	231,361	6,993,673
Genesis Minerals, Ltd.(a)	913,949	4,421,960
i-80 Gold Corp.(a)	2,428,552	3,574,132
IAMGOLD Corp.(a)	356,027	5,870,885
Kinross Gold Corp.	151,955	4,279,053
Lundin Gold, Inc.	36,188	3,006,197
Montage Gold Corp.(a)	443,728	3,194,079
Newmont Corp.	45,158	4,509,026
Northern Star Resources, Ltd.	171,610	3,061,233
OceanaGold Corp.	238,960	6,772,462
OR Royalties, Inc.	41,541	1,471,512
Ora Banda Mining, Ltd.(a)	3,388,640	3,459,965
Perpetua Resources Corp.(a)	107,610	2,605,238
Ramelius Resources, Ltd.	1,681,685	4,668,666
SSR Mining, Inc.(a)	143,737	3,150,715
Torex Gold Resources, Inc.	120,424	5,750,311
Wesdome Gold Mines, Ltd.(a)	250,909	4,156,986
West African Resources, Ltd.(a)	1,032,464	2,067,050
Westgold Resources, Ltd.	717,610	3,084,105
Wheaton Precious Metals Corp.	36,721	4,315,452
Total Gold		129,475,672

Precious Metals & Minerals (3.49%)
Metalla Royalty & Streaming, Ltd.(a)	284,691	2,214,896
Valterra Platinum, Ltd.	37,198	3,118,762
Total Precious Metals & Minerals		5,333,658

Silver (5.18%)
Discovery Silver Corp.(a)	893,659	5,456,167
Endeavour Silver Corp.(a)	260,348	2,448,794
Total Silver		7,904,961

TOTAL COMMON STOCKS
(Cost $96,255,917)		147,690,640

27  |  December 31, 2025

Sprott Active Gold & Silver Miners ETF
Schedule of Investments	December 31, 2025

	7-Day Yield	Shares	Value
SHORT TERM INVESTMENTS (3.35%)
Money Market Fund
State Street Institutional Treasury Plus Money Market Fund, Premier Class	3.72%	5,113,951	$5,113,951

TOTAL SHORT TERM INVESTMENTS
(Cost $5,113,951)			$5,113,951

TOTAL INVESTMENTS (100.09%)
(Cost $101,369,868)			$152,804,591
LIABILITIES IN EXCESS OF OTHER ASSETS (-0.09%)			(131,792)
NET ASSETS (100.00%)			$152,672,799

(a)	Non-income producing security.

See Notes to Financial Statements.

28  |  December 31, 2025

Sprott Active Metals & Miners ETF
Schedule of Investments	December 31, 2025

Security Description	Shares	Value
COMMON STOCKS (96.05%)
Coal & Consumable Fuels (17.32%)
Cameco Corp.	18,160	$1,661,459
Denison Mines Corp.(a)	520,102	1,383,471
NexGen Energy, Ltd.(a)	178,083	1,638,693
Paladin Energy, Ltd.(a)	197,717	1,265,370
Peninsula Energy, Ltd.(a)	846,419	364,334
Uranium Energy Corp.(a)	128,066	1,495,811
Total Coal & Consumable Fuels		7,809,138

Copper (12.94%)
Antofagasta PLC	6,915	305,637
ATALAYA MINING COPPER SA	123,108	1,418,811
ERO Copper Corp.(a)	49,963	1,413,474
Freeport-McMoRan, Inc.	18,866	958,204
Lundin Mining Corp.	59,390	1,276,460
Taseko Mines, Ltd.(a)	81,590	461,881
Total Copper		5,834,467

Diversified Metals & Mining (30.24%)
Cia de Minas Buenaventura SAA, ADR	53,048	1,476,326
Foran Mining Corp.(a)	311,070	1,142,248
Hudbay Minerals, Inc.	76,578	1,520,346
IGO, Ltd.(a)	143,844	787,155
Ivanhoe Mines, Ltd.(a)	148,576	1,689,754
Lithium Argentina AG(a)	227,040	1,266,883
Lynas Rare Earths, Ltd.(a)	140,408	1,165,647
Major Drilling Group International, Inc.(a)	166,043	1,560,566
MP Materials Corp.(a)	18,395	929,315
Sovereign Metals, Ltd.(a)	799,692	309,532
Vizsla Silver Corp.(a)	326,285	1,787,667
Total Diversified Metals & Mining		13,635,439

Gold (8.45%)
Atex Resources, Inc.(a)	408,319	984,690
Pan American Silver Corp.	28,083	1,454,980
Wheaton Precious Metals Corp.	11,669	1,371,833
Total Gold		3,811,503

Precious Metals & Minerals (1.03%)
Valterra Platinum, Ltd.	5,547	465,073

Silver (8.83%)
Aya Gold & Silver, Inc.(a)	70,265	1,005,431
Endeavour Silver Corp.(a)	200,673	1,886,325
GoGold Resources, Inc.(a)	514,960	1,091,788
Total Silver		3,983,544

Specialty Chemicals (3.91%)
Albemarle Corp.	4,910	694,470
Sociedad Quimica y Minera de Chile SA, ADR(a)	15,563	1,070,734
Total Specialty Chemicals		1,765,204

Steel (13.33%)
Champion Iron, Ltd.	359,870	1,457,771

29  |  December 31, 2025

Sprott Active Metals & Miners ETF
Schedule of Investments	December 31, 2025

Security Description	Shares	Value
Steel (continued)
Nucor Corp.	9,899	$1,614,627
Reliance, Inc.	4,779	1,380,510
Steel Dynamics, Inc.	9,191	1,557,415
Total Steel		6,010,323

TOTAL COMMON STOCKS
(Cost $37,093,551)		43,314,691

	7-Day Yield	Shares	Value
SHORT TERM INVESTMENTS (3.44%)
Money Market Fund
State Street Institutional Treasury Plus Money Market Fund, Premier Class	3.72%	1,552,442	1,552,442

TOTAL SHORT TERM INVESTMENTS
(Cost $1,552,442)			$1,552,442

TOTAL INVESTMENTS (99.49%)
(Cost $38,645,993)			$44,867,133
LIABILITIES IN EXCESS OF OTHER ASSETS (0.51%)			230,615
NET ASSETS (100.00%)			$45,097,748

(a)	Non-income producing security.

See Notes to Financial Statements.

30  |  December 31, 2025

Sprott ETFs
Statements of Assets and Liabilities	December 31, 2025

	Sprott Gold Miners ETF	Sprott Junior Gold Miners ETF	Sprott Critical Materials ETF
ASSETS:
Unaffiliated investments, at value*	$680,983,220	$375,014,449	$269,405,928
Cash	–	808,884	83,077
Foreign currency, at value	1	80	–
Receivable for shares sold	–	13,540,250	–
Dividends and reclaim receivable	94,918	14,858	104,896
Total assets	681,078,139	389,378,521	269,593,901

LIABILITIES:
Payable to custodian for foreign currency overdraft	–	–	378
Payable for investments purchased	–	13,540,094	198,810
Payable for Non U.S. taxes	–	–	65,812
Payable to Adviser	194,774	111,313	116,889
Payable for collateral upon return of securities loaned	18,638,872	25,304,632	15,902,452
Administration fees payable	13,884	8,582	–
Professional fees payable	19,359	30,506	–
Transfer agent fees payable	2,250	2,250	–
Accrued expenses and other liabilities	30,136	27,171	–
Total liabilities	18,899,275	39,024,548	16,284,341
Commitments and contingencies (Note 6)
NET ASSETS	$662,178,864	$350,353,973	$253,309,560

NET ASSETS CONSIST OF:
Paid-in capital	$368,828,767	$241,033,570	$205,029,779
Total distributable earnings/(accumulated loss)	293,350,097	109,320,403	48,279,781
NET ASSETS	$662,178,864	$350,353,973	$253,309,560

UNAFFILIATED INVESTMENTS, AT COST	$378,808,729	$235,202,675	$214,866,006
FOREIGN CURRENCY, AT COST	$1	$80	$–
FOREIGN CURRENCY OVERDRAFT, AT COST	$–	$–	$380

PRICING OF SHARES
Net Assets	$662,178,864	$350,353,973	$253,309,560
Shares of beneficial interest outstanding (unlimited number of shares authorized, par value $0.01 per share)	9,510,000	4,140,000	8,790,000
Net Asset Value, offering and redemption price per share	$69.63	$84.63	$28.82

* Includes Securities on Loan, at Value	17,647,645	36,399,194	37,976,735

See Notes to Financial Statements.

31  |  December 31, 2025

Sprott ETFs
Statements of Assets and Liabilities	December 31, 2025

	Sprott Lithium Miners ETF	Sprott Uranium Miners ETF		Sprott Junior Uranium Miners ETF
ASSETS:
Unaffiliated investments, at value*	$41,677,514	$1,176,968,708		$367,444,185
Affiliated investments, at value	–	605,617,824	*	–
Foreign currency, at value	1	30,146		–
Receivable for investments sold	209,684	29,397,180		1,524,436
Dividends and reclaim receivable	52,013	94,707		28,223
Total assets	41,939,212	1,812,108,565		368,996,844

LIABILITIES:
Payable to custodian for foreign currency overdraft	–	–		307,181
Payable for investments purchased	–	91,826		34,632
Payable to Adviser	20,402	1,122,333		233,029
Payable to custodian for overdraft	–	403,209		–
Payable for collateral upon return of securities loaned	606,161	55,762,264		25,842,386
Total liabilities	626,563	57,379,632		26,417,228
NET ASSETS	$41,312,649	$1,754,728,933		$342,579,616

NET ASSETS CONSIST OF:
Paid-in capital	$31,555,027	$1,634,575,460		$361,787,115
Total distributable earnings/(accumulated loss)	9,757,622	120,153,473		(19,207,499)
NET ASSETS	$41,312,649	$1,754,728,933		$342,579,616

UNAFFILIATED INVESTMENTS, AT COST	$25,582,796	$741,713,990		$343,444,794
AFFILIATED INVESTMENTS, AT COST	$–	$638,447,276		$–
FOREIGN CURRENCY, AT COST	$1	$30,140		$–
FOREIGN CURRENCY OVERDRAFT, AT COST	$–	$–		$307,183

PRICING OF SHARES
Net Assets	$41,312,649	$1,754,728,933		$342,579,616
Shares of beneficial interest outstanding (unlimited number of shares authorized, par value $0.01 per share)	3,410,000	31,935,000		13,600,000
Net Asset Value, offering and redemption price per share	$12.12	$54.95		$25.19

* Includes Securities on Loan, at Value	7,905,807	125,721,121		41,152,831

See Notes to Financial Statements.

32  |  December 31, 2025

Sprott ETFs
Statements of Assets and Liabilities	December 31, 2025

	Sprott Junior Copper Miners ETF	Sprott Nickel Miners ETF	Sprott Copper Miners ETF
ASSETS:
Unaffiliated investments, at value*	$65,531,925	$32,027,358	$94,885,334
Affiliated investments, at value	–	–	4,498,145
Cash	7,908	699,055	–
Foreign currency, at value	–	19,344	–
Receivable for investments sold	–	40,282	–
Dividends and reclaim receivable	128,318	7,599	53,600
Total assets	65,668,151	32,793,638	99,437,079

LIABILITIES:
Payable to custodian for foreign currency overdraft	8,171	–	459
Payable for investments purchased	1,242,078	333,933	196,815
Payable to Adviser	30,765	12,725	40,855
Payable to custodian for overdraft	–	–	1,230
Payable for collateral upon return of securities loaned	3,645,379	715,000	2,328,733
Total liabilities	4,926,393	1,061,658	2,568,092
NET ASSETS	$60,741,758	$31,731,980	$96,868,987

NET ASSETS CONSIST OF:
Paid-in capital	$49,480,677	$33,442,110	$80,208,217
Total distributable earnings/(accumulated loss)	11,261,081	(1,710,130)	16,660,770
NET ASSETS	$60,741,758	$31,731,980	$96,868,987

UNAFFILIATED INVESTMENTS, AT COST	$47,827,822	$30,608,334	$75,735,631
AFFILIATED INVESTMENTS, AT COST	$–	$–	$3,652,703
FOREIGN CURRENCY, AT COST	$–	$19,344	$–
FOREIGN CURRENCY OVERDRAFT, AT COST	$8,176	$–	$459

PRICING OF SHARES
Net Assets	$60,741,758	$31,731,980	$96,868,987
Shares of beneficial interest outstanding (unlimited number of shares authorized, par value $0.01 per share)	1,550,000	2,020,000	2,790,000
Net Asset Value, offering and redemption price per share	$39.19	$15.71	$34.72

* Includes Securities on Loan, at Value	4,502,191	1,161,999	8,671,405

See Notes to Financial Statements.

33  |  December 31, 2025

Sprott ETFs
Statements of Assets and Liabilities	December 31, 2025

	Sprott Silver Miners & Physical Silver ETF		Sprott Active Gold & Silver Miners ETF
ASSETS:
Unaffiliated investments, at value	$549,824,261	*	$152,804,591
Affiliated investments, at value	127,417,450		–
Cash	80,239		–
Foreign currency, at value	208,349		4
Receivable for investments sold	4,466,145		–
Receivable for shares sold	238		–
Dividends and reclaim receivable	42,541		35,041
Total assets	682,039,223		152,839,636

LIABILITIES:
Payable for investments purchased	3,869,708		–
Payable to Adviser	310,331		108,327
Payable to custodian for overdraft	–		58,510
Payable for collateral upon return of securities loaned	22,509,928		–
Total liabilities	26,689,967		166,837
NET ASSETS	$655,349,256		$152,672,799

NET ASSETS CONSIST OF:
Paid-in capital	$487,711,345		$103,276,161
Total distributable earnings/(accumulated loss)	167,637,911		49,396,638
NET ASSETS	$655,349,256		$152,672,799

UNAFFILIATED INVESTMENTS, AT COST	$398,466,861		$101,369,868
AFFILIATED INVESTMENTS, AT COST	$87,764,117		$–
FOREIGN CURRENCY, AT COST	$208,349		$4

PRICING OF SHARES
Net Assets	$655,349,256		$152,672,799
Shares of beneficial interest outstanding (unlimited number of shares authorized, par value $0.01 per share)	11,760,000		3,500,000
Net Asset Value, offering and redemption price per share	$55.73		$43.62

* Includes Investments in Securities on Loan, at Value	24,049,491

See Notes to Financial Statements.

34  |  December 31, 2025

Sprott ETFs
Statements of Assets and Liabilities	December 31, 2025

Sprott Active Metals & Miners ETF
ASSETS:
Unaffiliated investments, at value	$44,867,133
Cash	26,240
Foreign currency, at value	2
Receivable for investments sold	221,012
Dividends and reclaim receivable	13,917
Total assets	45,128,304

LIABILITIES:
Payable to Adviser	30,556
Total liabilities	30,556
NET ASSETS	$45,097,748

NET ASSETS CONSIST OF:
Paid-in capital	$39,339,458
Total distributable earnings/(accumulated loss)	5,758,290
NET ASSETS	$45,097,748

UNAFFILIATED INVESTMENTS, AT COST	$38,645,993
FOREIGN CURRENCY, AT COST	$2

PRICING OF SHARES
Net Assets	$45,097,748
Shares of beneficial interest outstanding (unlimited number of shares authorized, par value $0.01 per share)	1,790,000
Net Asset Value, offering and redemption price per share	$25.19

See Notes to Financial Statements.

35  |  December 31, 2025

Sprott ETFs
Statements of Operations	For the Year Ended December 31, 2025

	Sprott Gold Miners ETF	Sprott Junior Gold Miners ETF	Sprott Critical Materials ETF
INVESTMENT INCOME:
Dividends from unaffiliated investments	$5,573,668	$1,227,136	$434,362
Securities lending income - net of fees (See Note 5)	42,824	61,387	380,619
Foreign withholding tax	(605,902)	(87,724)	(19,801)
Total investment income	5,010,590	1,200,799	795,180

EXPENSES:
Investment adviser fees (See Note 6)	1,533,839	686,392	517,550
Administration fees	216,945	97,566	–
Legal fees	55,098	33,693	–
Trustee fees	33,592	14,552	–
Audit fees	20,600	20,600	–
Compliance fees	11,119	4,881	–
Transfer agent fees	9,000	9,000	–
Interest Expense	721	6,223	751
Other fees and expenses	116,772	75,143	–
Total expenses	1,997,686	948,050	518,301
Adviser recoupment	5,138	54,104	–
Expense Waiver by Adviser (See Note 6)	–	(14,447)	–
Net expense	2,002,824	987,707	518,301
NET INVESTMENT INCOME/(LOSS)	3,007,766	213,092	276,879

REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized gain/(loss) on unaffiliated investments	110,277,609 (a)	73,366,624 (b)	(1,129,364)
Net realized gain/(loss) on deferred non U.S tax	–	–	(1,512)
Net realized gain/(loss) on foreign currency transactions	(643)	(299,109)	14,406
Net realized gain/(loss)	110,276,966	73,067,515	(1,116,470)
Net change in unrealized appreciation/(depreciation) on unaffiliated investments	275,034,232	134,059,056	58,161,528
Net change in unrealized appreciation/(depreciation) on deferred non U.S tax	–	–	(58,087)
Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities denominated in foreign currencies	(27)	143	82
Net change in unrealized appreciation/(depreciation)	275,034,205	134,059,199	58,103,523
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS	385,311,171	207,126,714	56,987,053
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$388,318,937	$207,339,806	$57,263,932

(a)	Includes realized gain or loss as a result of in-kind transactions $21,109,283 (See Note 8).
(b)	Includes realized gain or loss as a result of in-kind transactions $15,360,710 (See Note 8).

See Notes to Financial Statements.

36  |  December 31, 2025

Sprott ETFs
Statements of Operations	For the Year Ended December 31, 2025

	Sprott Lithium Miners ETF		Sprott Uranium Miners ETF	Sprott Junior Uranium Miners ETF
INVESTMENT INCOME:
Dividends from unaffiliated investments	$78,187		$12,205,314	$62,191
Securities lending income - net of fees (See Note 5)	350,703		1,512,046	324,841
Foreign withholding tax	–		(54,079)	–
Total investment income	428,890		13,663,281	387,032

EXPENSES:
Investment adviser fees (See Note 6)	118,936		11,914,436	2,338,562
Interest Expense	112		8,835	4,689
Total expenses	119,048		11,923,271	2,343,251
NET INVESTMENT INCOME/(LOSS)	309,842		1,740,010	(1,956,219)

REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized gain/(loss) on unaffiliated investments	(835,530	)(a)	185,955,652 (b)	63,175,592 (c)
Net realized gain/(loss) on affiliated investments	–		17,053,038	–
Net realized gain/(loss) on foreign currency transactions	(5,693)		(130,149)	(33,449)
Net realized gain/(loss)	(841,223)		202,878,541	63,142,143
Net change in unrealized appreciation/(depreciation) on unaffiliated investments	19,268,947		270,004,824	68,508,218
Net change in unrealized appreciation/(depreciation) on affiliated investments	–		87,496,276	–
Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities denominated in foreign currencies	(728)		(27,260)	(4,872)
Net change in unrealized appreciation/(depreciation)	19,268,219		357,473,840	68,503,346
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS	18,426,996		560,352,381	131,645,489
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$18,736,838		$562,092,391	$129,689,270

(a)	Includes realized gain or loss as a result of in-kind transactions $1,105,913 (See Note 8).
(b)	Includes realized gain or loss as a result of in-kind transactions $272,362,944 (See Note 8).
(c)	Includes realized gain or loss as a result of in-kind transactions $59,838,022 (See Note 8).

See Notes to Financial Statements.

37  |  December 31, 2025

Sprott ETFs
Statements of Operations	For the Year Ended December 31, 2025

	Sprott Junior Copper Miners ETF	Sprott Nickel Miners ETF	Sprott Copper Miners ETF
INVESTMENT INCOME:
Dividends from unaffiliated investments	$288,848	$209,405	$357,442
Interest income	–	281	–
Securities lending income - net of fees (See Note 5)	89,072	19,362	29,515
Foreign withholding tax	(16,766)	(29,554)	(11,850)
Total investment income	361,154	199,494	375,107

EXPENSES:
Investment adviser fees (See Note 6)	151,029	96,504	231,732
Interest Expense	857	–	1,010
Total expenses	151,886	96,504	232,742
NET INVESTMENT INCOME/(LOSS)	209,268	102,990	142,365

REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized gain/(loss) on unaffiliated investments	3,204,143 (a)	1,468,659 (b)	2,293,374 (c)
Net realized gain/(loss) on affiliated investments	–	–	(953)
Net realized gain/(loss) on foreign currency transactions	6,475	5,056	(3,966)
Net realized gain/(loss)	3,210,618	1,473,715	2,288,455
Net change in unrealized appreciation/(depreciation) on unaffiliated investments	18,545,434	3,736,706	22,006,577
Net change in unrealized appreciation/(depreciation) on affiliated investments	–	–	845,442
Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities denominated in foreign currencies	(10,386)	(49)	(1,301)
Net change in unrealized appreciation/(depreciation)	18,535,048	3,736,657	22,850,718
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS	21,745,666	5,210,372	25,139,173
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$21,954,934	$5,313,362	$25,281,538

(a)	Includes realized gain or loss as a result of in-kind transactions $3,252,209 (See Note 8).
(b)	Includes realized gain or loss as a result of in-kind transactions $3,083,936 (See Note 8).
(c)	Includes realized gain or loss as a result of in-kind transactions $2,795,281 (See Note 8).

See Notes to Financial Statements.

38  |  December 31, 2025

Sprott ETFs
Statements of Operations	For the Year Ended December 31, 2025

	Sprott Silver Miners & Physical Silver ETF(a)	Sprott Active Gold & Silver Miners ETF(b)
INVESTMENT INCOME:
Dividends from unaffiliated investments	$490,276	$583,652
Securities lending income - net of fees (See Note 5)	92,493	7,459
Foreign withholding tax	(55,531)	(43,409)
Total investment income	527,238	547,702

EXPENSES:
Investment adviser fees (See Note 6)	1,181,647	520,609
Interest expense	1,752	–
Total expenses	1,183,399	520,609
NET INVESTMENT INCOME/(LOSS)	(656,161)	27,093

REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized gain/(loss) on unaffiliated investments	36,908,413 (c)	6,018,741 (d)
Net realized gain/(loss) on affiliated investment	893,417	–
Net realized gain/(loss) on foreign currency transactions	(3,651)	(34,009)
Net realized gain/(loss)	37,798,179	5,984,732
Net change in unrealized appreciation/(depreciation) on unaffiliated investments	151,357,400	51,434,723
Net change in unrealized appreciation/(depreciation) on affiliated investments	39,653,333	–
Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities denominated in foreign currencies	2,584	–
Net change in unrealized appreciation/(depreciation)	191,013,317	51,434,723
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS	228,811,496	57,419,455
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$228,155,335	$57,446,548

(a)	The Sprott Silver Miners & Physical Silver ETF commenced operations on January 14, 2025.
(b)	The Sprott Active Gold & Silver Miners ETF commenced operations on February 19, 2025.
(c)	Includes realized gain or loss as a result of in-kind transactions $38,958,765 (See Note 8).
(d)	Includes realized gain or loss as a result of in-kind transactions $5,807,006 (See Note 8).

See Notes to Financial Statements.

39  |  December 31, 2025

Sprott ETFs
Statements of Operations	For the Year Ended December 31, 2025

Sprott Active Metals & Miners ETF(a)
INVESTMENT INCOME:
Dividends from unaffiliated investments	$67,891
Foreign withholding tax	(1,669)
Total investment income	66,222

EXPENSES:
Investment adviser fees (See Note 6)	82,603
Interest Expense	9,000
Total expenses	91,603
NET INVESTMENT INCOME/(LOSS)	(25,381)

REALIZED AND UNREALIZED GAIN/(LOSS)
Net realized gain/(loss) on unaffiliated investments	(25,829)
Net realized gain/(loss) on foreign currency transactions	(80)
Net realized gain/(loss)	(25,909)
Net change in unrealized appreciation/(depreciation) on unaffiliated investments	6,221,140
Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities denominated in foreign currencies	(51)
Net change in unrealized appreciation/(depreciation)	6,221,089
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS	6,195,180
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$6,169,799

(a)	The Sprott Active Metals & Miners ETF commenced operations on September 9, 2025.

See Notes to Financial Statements.

40  |  December 31, 2025

Sprott ETFs
Statements of Changes in Net Assets

	Sprott Gold Miners ETF		Sprott Junior Gold Miners ETF
	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024
OPERATIONS:
Net investment income/(loss)	$3,007,766	$2,378,788	$213,092	$(106,828)
Net realized gain/(loss)	110,276,966	9,073,491	73,067,515	22,125,131
Net change in unrealized appreciation/(depreciation)	275,034,205	16,280,039	134,059,199	(1,047,496)
Net increase/(decrease) in net assets resulting from operations	388,318,937	27,732,318	207,339,806	20,970,807

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(6,833,424)	(2,414,214)	(24,031,959)	(6,186,913)
Return of capital	–	(89,219)	(1,185,561)	(1,318,307)
Total distributions	(6,833,424)	(2,503,433)	(25,217,520)	(7,505,220)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	75,676,691	6,612,987	86,402,838 (a)	8,911,389
Cost of shares redeemed	(36,894,613)	(22,252,799)	(30,378,628)	(17,038,966)
Net increase/(decrease) from capital share transactions	38,782,078	(15,639,812)	56,024,210	(8,127,577)
Net increase/(decrease) in net assets	420,267,591	9,589,073	238,146,496	5,338,010

NET ASSETS:
Beginning of year	241,911,273	232,322,200	112,207,477	106,869,467
End of year	$662,178,864	$241,911,273	$350,353,973	$112,207,477

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	8,700,000	9,280,000	3,370,000	3,630,000
Shares sold	1,550,000	240,000	1,200,000	260,000
Shares redeemed	(740,000)	(820,000)	(430,000)	(520,000)
Shares outstanding, end of year	9,510,000	8,700,000	4,140,000	3,370,000

(a)	Includes ETF transaction fees $1,112 (See Note 9)

See Notes to Financial Statements.

41  |  December 31, 2025

Sprott ETFs
Statements of Changes in Net Assets

	Sprott Critical Materials ETF		Sprott Lithium Miners ETF
	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024
OPERATIONS:
Net investment income/(loss)	$276,879	$135,711	$309,842	$115,462
Net realized gain/(loss)	(1,116,470)	(940,429)	(841,223)	(1,447,606)
Net change in unrealized appreciation/(depreciation)	58,103,523	(3,610,010)	19,268,219	(1,660,720)
Net increase/(decrease) in net assets resulting from operations	57,263,932	(4,414,728)	18,736,838	(2,992,864)

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(3,372,392)	(607,102)	(2,678,220)	(380,877)
Return of capital	–	(16,178)	–	–
Total distributions	(3,372,392)	(623,280)	(2,678,220)	(380,877)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	168,708,569 (a)	23,292,479	21,022,695 (b)	4,960,120
Cost of shares redeemed	–	(974,194)	(2,026,042)	–
Net increase/(decrease) from capital share transactions	168,708,569	22,318,285	18,996,653	4,960,120
Net increase/(decrease) in net assets	222,600,109	17,280,277	35,055,271	1,586,379

NET ASSETS:
Beginning of year	30,709,451	13,429,174	6,257,378	4,670,999
End of year	$253,309,560	$30,709,451	$41,312,649	$6,257,378

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	2,040,000	760,000	930,000	370,000
Shares sold	6,750,000	1,340,000	2,670,000	560,000
Shares redeemed	–	(60,000)	(190,000)	–
Shares outstanding, end of year	8,790,000	2,040,000	3,410,000	930,000

(a)	Includes ETF transaction fees $4,769 (See Note 9)
(b)	Includes ETF transaction fees $1,354 (See Note 9)

See Notes to Financial Statements.

42  |  December 31, 2025

Sprott ETFs
Statements of Changes in Net Assets

	Sprott Uranium Miners ETF		Sprott Junior Uranium Miners ETF
	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024
OPERATIONS:
Net investment income/(loss)	$1,740,010	$5,518,821	$(1,956,219)	$(2,225,155)
Net realized gain/(loss)	202,878,541	58,388,813	63,142,143	2,972,386
Net change in unrealized appreciation/(depreciation)	357,473,840	(302,609,083)	68,503,346	(75,289,334)
Net increase/(decrease) in net assets resulting from operations	562,092,391	(238,701,449)	129,689,270	(74,542,103)

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(53,924,964)	(45,317,872)	(21,317,764)	(10,634,050)
Total distributions	(53,924,964)	(45,317,872)	(21,317,764)	(10,634,050)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	437,971,129 (a)	326,508,795	137,269,913 (b)	175,609,388
Cost of shares redeemed	(646,820,354)	(264,976,877)	(143,820,226)	(47,679,316)
Net increase/(decrease) from capital share transactions	(208,849,225)	61,531,918	(6,550,313)	127,930,072
Net increase/(decrease) in net assets	299,318,202	(222,487,403)	101,821,193	42,753,919

NET ASSETS:
Beginning of year	1,455,410,731	1,677,898,134	240,758,423	198,004,504
End of year	$1,754,728,933	$1,455,410,731	$342,579,616	$240,758,423

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	36,055,000	34,905,000	12,990,000	8,470,000
Shares sold	8,460,000	6,670,000	6,590,000	6,770,000
Shares redeemed	(12,580,000)	(5,520,000)	(5,980,000)	(2,250,000)
Shares outstanding, end of year	31,935,000	36,055,000	13,600,000	12,990,000

(a)	Includes ETF transaction fees $11,339 (See Note 9)
(b)	Includes ETF transaction fees $3,567 (See Note 9)

See Notes to Financial Statements.

43  |  December 31, 2025

Sprott ETFs
Statements of Changes in Net Assets

	Sprott Junior Copper Miners ETF		Sprott Nickel Miners ETF
	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024
OPERATIONS:
Net investment income/(loss)	$209,268	$100,264	$102,990	$152,941
Net realized gain/(loss)	3,210,618	1,137,686	1,473,715	(1,144,225)
Net change in unrealized appreciation/(depreciation)	18,535,048	(798,176)	3,736,657	(2,021,626)
Net increase/(decrease) in net assets resulting from operations	21,954,934	439,774	5,313,362	(3,012,910)

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(6,002,396)	(1,073,985)	(520,738)	(286,194)
Total distributions	(6,002,396)	(1,073,985)	(520,738)	(286,194)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	42,321,557 (a)	14,492,122	34,595,582 (b)	16,017,679
Cost of shares redeemed	(9,923,548)	(6,254,045)	(16,229,583)	(5,684,881)
Net increase/(decrease) from capital share transactions	32,398,009	8,238,077	18,365,999	10,332,798
Net increase/(decrease) in net assets	48,350,547	7,603,866	23,158,623	7,033,694

NET ASSETS:
Beginning of year	12,391,211	4,787,345	8,573,357	1,539,663
End of year	$60,741,758	$12,391,211	$31,731,980	$8,573,357

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	670,000	260,000	800,000	110,000
Shares sold	1,260,000	690,000	2,520,000	1,130,000
Shares redeemed	(380,000)	(280,000)	(1,300,000)	(440,000)
Shares outstanding, end of year	1,550,000	670,000	2,020,000	800,000

(a)	Includes ETF transaction fees $2,891 (See Note 9)
(b)	Includes ETF transaction fees $7,844 (See Note 9)

See Notes to Financial Statements.

44  |  December 31, 2025

Sprott ETFs
Statements of Changes in Net Assets

	Sprott Copper Miners ETF
	For the Year Ended December 31, 2025	For the Period Ended December 31, 2024(a)
OPERATIONS:
Net investment income/(loss)	$142,365	$119,500
Net realized gain/(loss)	2,288,455	(359,319)
Net change in unrealized appreciation/(depreciation)	22,850,718	(2,856,904)
Net increase/(decrease) in net assets resulting from operations	25,281,538	(3,096,723)

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(1,894,418)	(594,530)
Total distributions	(1,894,418)	(594,530)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	55,823,925 (b)	28,835,926
Cost of shares redeemed	(5,969,036)	(1,517,695)
Net increase/(decrease) from capital share transactions	49,854,889	27,318,231
Net increase/(decrease) in net assets	73,242,009	23,626,978

NET ASSETS:
Beginning of year	23,626,978	–
End of year	$96,868,987	$23,626,978

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	1,150,000	–
Shares sold	1,820,000	1,210,001
Shares redeemed	(180,000)	(60,001)
Shares outstanding, end of year	2,790,000	1,150,000

(a)	The Sprott Copper Miners ETF commenced operations on March 5, 2024.
(b)	Includes ETF transaction fees $10,471 (See Note 9)

See Notes to Financial Statements.

45  |  December 31, 2025

Sprott ETFs
Statements of Changes in Net Assets

	Sprott Silver Miners & Physical Silver ETF	Sprott Active Gold & Silver Miners ETF
	For the Period Ended December 31, 2025(a)	For the Period Ended December 31, 2025(b)
OPERATIONS:
Net investment income/(loss)	$(656,161)	$27,093
Net realized gain/(loss)	37,798,179	5,984,732
Net change in unrealized appreciation/(depreciation)	191,013,317	51,434,723
Net increase/(decrease) in net assets resulting from operations	228,155,335	57,446,548

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(21,862,327)	(2,257,168)
Total distributions	(21,862,327)	(2,257,168)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	551,469,858 (c)	113,837,783 (d)
Cost of shares redeemed	(102,413,610)	(16,354,364)
Net increase/(decrease) from capital share transactions	449,056,248	97,483,419
Net increase/(decrease) in net assets	655,349,256	152,672,799

NET ASSETS:
Beginning of year	–	–
End of year	$655,349,256	$152,672,799

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	–	–
Shares sold	14,060,000	3,990,000
Shares redeemed	(2,300,000)	(490,000)
Shares outstanding, end of year	11,760,000	3,500,000

(a)	The Sprott Silver Miners & Physical Silver ETF commenced operations on January 14, 2025.
(b)	The Sprott Active Gold & Silver Miners ETF commenced operations on February 19, 2025.
(c)	Includes ETF transaction fees $9,586 (See Note 9)
(d)	Includes ETF transaction fees $1,027 (See Note 9)

See Notes to Financial Statements.

46  |  December 31, 2025

Sprott ETFs
Statements of Changes in Net Assets

Sprott Active Metals & Miners ETF
For the Period Ended December 31, 2025(a)
OPERATIONS:
Net investment income/(loss)	$(25,381)
Net realized gain/(loss)	(25,909)
Net change in unrealized appreciation/(depreciation)	6,221,089
Net increase/(decrease) in net assets resulting from operations	6,169,799

DISTRIBUTIONS TO SHAREHOLDERS:
From distributable earnings	(411,509)
Total distributions	(411,509)

CAPITAL SHARE TRANSACTIONS:
Proceeds from sale of shares	39,339,458 (b)
Net increase/(decrease) from capital share transactions	39,339,458
Net increase/(decrease) in net assets	45,097,748

NET ASSETS:
Beginning of period	–
End of period	$45,097,748

OTHER INFORMATION:
CAPITAL SHARE TRANSACTIONS:
Beginning shares	–
Shares sold	1,790,000
Shares outstanding, end of period	1,790,000

(a)	The Sprott Active Metals & Miners ETF commenced operations on September 9, 2025.
(b)	Includes ETF transaction fees $73 (See Note 9)

See Notes to Financial Statements.

47  |  December 31, 2025

Sprott Gold Miners ETF
Financial Highlights

For a Share Outstanding Throughout the Periods Presented	For the Year Ended December 31, 2025		For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021
NET ASSET VALUE, BEGINNING OF PERIOD	$27.81		$25.03	$24.70	$27.28	$30.50

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss)(a)	0.33		0.26	0.34	0.37	0.33
Net realized and unrealized gain/(loss)	42.22		2.81	0.34	(2.60)	(3.19)
Total from investment operations	42.55		3.07	0.68	(2.23)	(2.86)

DISTRIBUTIONS:
From net investment income	(0.73)		(0.28)	(0.35)	(0.35)	(0.36)
Tax return of capital	–		(0.01)	–	–	–
Total distributions	(0.73)		(0.29)	(0.35)	(0.35)	(0.36)

Net increase/(decrease) in net asset value	41.82		2.78	0.33	(2.58)	(3.22)
NET ASSET VALUE, END OF PERIOD	$69.63		$27.81	$25.03	$24.70	$27.28
TOTAL RETURN(b)	152.87%		12.25%	2.72%	(8.18)%	(9.33)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$662,179		$241,911	$232,322	$233,432	$231,914

Ratio of expenses including waiver/reimbursement/recoupment to average net assets	0.46	%(c)	0.50%	0.50%	0.50%	0.50%
Ratio of expenses excluding waiver to average net assets	0.46%		0.47%	0.49%	0.51%	0.49%
Ratio of net investment income/(loss) to average net assets	0.69%		0.96%	1.30%	1.43%	1.18%
Portfolio turnover rate(d)	59%		81%	58%	73%	66%

(a)	Based on average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at reinvestment prices. Total return calculated for a period of less than one year is not annualized.
(c)	Includes interest expense of $721 or 0.00% of average net assets.
(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions in-kind. Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

48  |  December 31, 2025

Sprott Junior Gold Miners ETF
Financial Highlights

For a Share Outstanding Throughout the Periods Presented	For the Year Ended December 31, 2025		For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021
NET ASSET VALUE, BEGINNING OF PERIOD	$33.30		$29.44	$28.84	$40.70	$49.30

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss)(a)	0.06		(0.03)	(0.01)	0.19	0.42
Net realized and unrealized gain/(loss)	58.31		6.07	1.95	(11.34)	(8.12)
Total from investment operations	58.37		6.04	1.94	(11.15)	(7.70)

DISTRIBUTIONS:
From net investment income	(6.71)		(1.80)	(1.34)	(0.71)	(0.90)
Tax return of capital	(0.33)		(0.38)	–	–	–
Total distributions	(7.04)		(2.18)	(1.34)	(0.71)	(0.90)

Net increase/(decrease) in net asset value	51.33		3.86	0.60	(11.86)	(8.60)
NET ASSET VALUE, END OF PERIOD	$84.63		$33.30	$29.44	$28.84	$40.70
TOTAL RETURN(b)	174.57%		20.45%	6.69%	(27.40)%	(15.56)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$350,354		$112,207	$106,869	$102,370	$124,127

Ratio of expenses including waiver/reimbursement/recoupment to average net assets	0.50	%(c)	0.50%	0.50%	0.50%	0.50%
Ratio of expenses excluding waiver to average net assets	0.48%		0.50%	0.53%	0.67%	0.61%
Ratio of net investment income/(loss) to average net assets	0.11%		(0.09)%	(0.02)%	0.59%	0.96%
Portfolio turnover rate(d)	76%		63%	70%	100%	66%

(a)	Based on average shares outstanding during the period.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at reinvestment prices. Total return calculated for a period of less than one year is not annualized.
(c)	Includes interest expense of $6,223 or 0.00% of average net assets.
(d)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions in-kind. Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

49  |  December 31, 2025

Sprott Critical Materials ETF
Financial Highlights

For a Share Outstanding Throughout the Periods Presented	For the Year Ended December 31, 2025		For the Year Ended December 31, 2024	For the Period Ended December 31, 2023(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$15.05		$17.67	$20.49

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss)(b)	0.08		0.12	0.19
Net realized and unrealized gain/(loss)	14.14		(2.43)	(2.57)
Total from investment operations	14.22		(2.31)	(2.38)

DISTRIBUTIONS:
From net investment income	(0.45)		(0.30)	(0.43)
From net realized gains	–		–	(0.01)
Tax return of capital	–		(0.01)	–
Total distributions	(0.45)		(0.31)	(0.44)

Net increase/(decrease) in net asset value	13.77		(2.62)	(2.82)
NET ASSET VALUE, END OF PERIOD	$28.82		$15.05	$17.67
TOTAL RETURN(c)	94.50%		(13.09)%	(11.60)%

Net assets, end of period (000s)	$253,310		$30,709	$13,429

Ratio of expenses to average net assets	0.65	%(d)	0.65%	0.65	%(e)
Ratio of net investment income/(loss) to average net assets	0.35%		0.68%	1.22	%(e)
Portfolio turnover rate(f)	55%		37%	33%

(a)	The Sprott Critical Materials ETF commenced operations on February 1, 2023.
(b)	Based on average shares outstanding during the period.
(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at reinvestment prices. Total return calculated for a period of less than one year is not annualized.
(d)	Includes interest expense of $751 or 0.00% of average net assets.
(e)	Annualized.
(f)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions in-kind. Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

50  |  December 31, 2025

Sprott Lithium Miners ETF
Financial Highlights

For a Share Outstanding Throughout the Periods Presented	For the Year Ended December 31, 2025		For the Year Ended December 31, 2024	For the Period Ended December 31, 2023(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$6.73		$12.62	$20.21

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss)(b)	0.13		0.17	0.28
Net realized and unrealized gain/(loss)	6.15		(5.62)	(7.52)
Total from investment operations	6.28		(5.45)	(7.24)

DISTRIBUTIONS:
From net investment income	(0.89)		(0.44)	(0.35)
Total distributions	(0.89)		(0.44)	(0.35)

Net increase/(decrease) in net asset value	5.39		(5.89)	(7.59)
NET ASSET VALUE, END OF PERIOD	$12.12		$6.73	$12.62
TOTAL RETURN(c)	93.35%		(43.21)%	(35.77)%

Net assets, end of period (000s)	$41,313		$6,257	$4,671

Ratio of expenses to average net assets	0.65	%(d)	0.65%	0.65	%(e)
Ratio of net investment income/(loss) to average net assets	1.69%		1.93%	2.00	%(e)
Portfolio turnover rate(f)	40%		49%	59%

(a)	The Sprott Lithium Miners ETF commenced operations on February 1, 2023.
(b)	Based on average shares outstanding during the period.
(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at reinvestment prices. Total return calculated for a period of less than one year is not annualized.
(d)	Includes interest expense of $112 or 0.00% of average net assets.
(e)	Annualized.
(f)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions in-kind. Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

51  |  December 31, 2025

Sprott Uranium Miners ETF
Financial Highlights

For a Share Outstanding Throughout the Periods Presented	For the Year Ended December 31, 2025		For the Year Ended December 31, 2024		For the Year Ended December 31, 2023	For the Period Ended December 31, 2022(a)		For the Year Ended August 31, 2022(b)	For the Year Ended August 31, 2021(b)(c)
NET ASSET VALUE, BEGINNING OF PERIOD	$40.37		$48.07		$31.82	$38.94		$31.07	$16.69

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss)(d)	0.05		0.16		0.01	(0.07)		0.15	0.23
Net realized and unrealized gain/(loss)	16.27		(6.58)		17.99	(7.05)		10.12	14.71
Total from investment operations	16.32		(6.42)		18.00	(7.12)		10.27	14.94

DISTRIBUTIONS:
From net investment income	(1.74)		(1.28)		(1.75)	–		(2.42)	(0.56)
Total distributions	(1.74)		(1.28)		(1.75)	–		(2.42)	(0.56)
Redemptions fees	–		–		–	–		0.02	–

Net increase/(decrease) in net asset value	14.58		(7.70)		16.25	(7.12)		7.87	14.38
NET ASSET VALUE, END OF PERIOD	$54.95		$40.37		$48.07	$31.82		$38.94	$31.07
TOTAL RETURN(e)	40.41%		(13.38)%		56.59%	(18.28)%		33.42%	91.13%

Net assets, end of period (000s)	$1,754,729		$1,455,411		$1,677,898	$826,468		$1,037,584	$355,776

Ratio of expenses to average net assets	0.75	%(f)	0.76	%(g)	0.81%	0.83	%(h)	0.83%	0.85%
Ratio of net investment income/(loss) to average net assets	0.11%		0.33%		0.03%	(0.58	)%(h)	0.40%	0.81%
Portfolio turnover rate(i)	35%		18%		10%	17%		19%	26%

(a)	With the approval of the Board effective September 6, 2022, the Fund’s fiscal year end was changed from August 31 to December 31.
(b)	On December 21, 2022, the Sprott Uranium Miners ETF underwent a two for one stock split. The capital share activity presented here has been retroactively adjusted to reflect this stock split (See Note 1).
(c)	These financials have been audited by the Predecessor Fund’s independent registered public accounting firm.
(d)	Based on average shares outstanding during the period.
(e)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at reinvestment prices. Total return calculated for a period of less than one year is not annualized.
(f)	Includes interest expense of $8,835 or 0.00% of average net assets.
(g)	Effective April 1, 2024, the Adviser reduced its advisory fee to 0.75%. Prior to this date, the fee was 0.85% of net assets up to $500 million, 0.80% of net assets up to $1 billion, and 0.70% on net assets greater than $1 billion.
(h)	Annualized.
(i)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions in-kind. Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

52  |  December 31, 2025

Sprott Junior Uranium Miners ETF
Financial Highlights

For a Share Outstanding Throughout the Periods Presented	For the Year Ended December 31, 2025		For the Year Ended December 31, 2024	For the Period Ended December 31, 2023(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$18.53		$23.38	$20.26

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss)(b)	(0.14)		(0.17)	(0.13)
Net realized and unrealized gain/(loss)	8.46		(3.87)	4.20
Total from investment operations	8.32		(4.04)	4.07

DISTRIBUTIONS:
From net investment income	(1.66)		(0.81)	(0.95)
Total distributions	(1.66)		(0.81)	(0.95)

Net increase/(decrease) in net asset value	6.66		(4.85)	3.12
NET ASSET VALUE, END OF PERIOD	$25.19		$18.53	$23.38
TOTAL RETURN(c)	44.76%		(17.40)%	20.05%

Net assets, end of period (000s)	$342,580		$240,758	$198,005

Ratio of expenses to average net assets	0.80	%(d)	0.80%	0.80	%(e)
Ratio of net investment income/(loss) to average net assets	(0.67)%		(0.72)%	(0.68	)%(e)
Portfolio turnover rate(f)	38%		31%	62%

(a)	The Sprott Junior Uranium Miners ETF commenced operations on February 1, 2023.
(b)	Based on average shares outstanding during the period.
(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at reinvestment prices. Total return calculated for a period of less than one year is not annualized.
(d)	Includes interest expense of $4,689 or 0.00% of average net assets.
(e)	Annualized.
(f)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions in-kind. Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

53  |  December 31, 2025

Sprott Junior Copper Miners ETF
Financial Highlights

For a Share Outstanding Throughout the Periods Presented	For the Year Ended December 31, 2025		For the Year Ended December 31, 2024	For the Period Ended December 31, 2023(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$18.49		$18.41	$20.33

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss)(b)	0.28		0.22	0.11
Net realized and unrealized gain/(loss)	24.97		2.01	(1.57)
Total from investment operations	25.25		2.23	(1.46)

DISTRIBUTIONS:
From net investment income	(4.55)		(2.15)	(0.46)
Total distributions	(4.55)		(2.15)	(0.46)

Net increase/(decrease) in net asset value	20.70		0.08	(1.92)
NET ASSET VALUE, END OF PERIOD	$39.19		$18.49	$18.41
TOTAL RETURN(c)	137.40%		12.42%	(7.18)%

Net assets, end of period (000s)	$60,742		$12,391	$4,787

Ratio of expenses to average net assets	0.75	%(d)	0.75%	0.75	%(e)
Ratio of net investment income/(loss) to average net assets	1.04%		1.02%	0.65	%(e)
Portfolio turnover rate(f)	59%		70%	36%

(a)	The Sprott Junior Copper Miners ETF commenced operations on February 1, 2023.
(b)	Based on average shares outstanding during the period.
(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at reinvestment prices. Total return calculated for a period of less than one year is not annualized.
(d)	Includes interest expense of $857 or 0.00% of average net assets.
(e)	Annualized.
(f)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions in-kind. Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

54  |  December 31, 2025

Sprott Nickel Miners ETF
Financial Highlights

For a Share Outstanding Throughout the Periods Presented	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Period Ended December 31, 2023(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$10.72	$14.00	$20.69

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss)(b)	0.09	0.23	0.39
Net realized and unrealized gain/(loss)	5.30	(3.14)	(4.32)
Total from investment operations	5.39	(2.91)	(3.93)

DISTRIBUTIONS:
From net investment income	(0.40)	(0.37)	(2.68)
From net realized gains	–	–	(0.08)
Total distributions	(0.40)	(0.37)	(2.76)

Net increase/(decrease) in net asset value	4.99	(3.28)	(6.69)
NET ASSET VALUE, END OF PERIOD	$15.71	$10.72	$14.00
TOTAL RETURN(c)	50.54%	(20.73)%	(18.43)%

Net assets, end of period (000s)	$31,732	$8,573	$1,540

Ratio of expenses to average net assets	0.75%	0.75%	0.75	%(d)
Ratio of net investment income/(loss) to average net assets	0.80%	1.77%	2.55	%(d)
Portfolio turnover rate(e)	48%	47%	55%

(a)	The Sprott Nickel Miners ETF commenced operations on March 21, 2023.
(b)	Based on average shares outstanding during the period.
(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at reinvestment prices. Total return calculated for a period of less than one year is not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions in-kind. Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

55  |  December 31, 2025

Sprott Copper Miners ETF
Financial Highlights

For a Share Outstanding Throughout the Periods Presented	For the Year Ended December 31, 2025(a)		For the Period Ended December 31, 2024(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$20.55		$19.69

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss)(b)	0.10		0.12
Net realized and unrealized gain/(loss)	14.89		1.27
Total from investment operations	14.99		1.39

DISTRIBUTIONS:
From net investment income	(0.82)		(0.53)
Total distributions	(0.82)		(0.53)

Net increase/(decrease) in net asset value	14.17		0.86
NET ASSET VALUE, END OF PERIOD	$34.72		$20.55
TOTAL RETURN(c)	73.04%		7.08%

Net assets, end of period (000s)	$96,869		$23,627

Ratio of expenses to average net assets	0.65	%(d)	0.65	%(e)
Ratio of net investment income/(loss) to average net assets	0.40%		0.61	%(e)
Portfolio turnover rate(f)	29%		40%

(a)	The Sprott Copper Miners ETF commenced operations on March 5, 2024.
(b)	Based on average shares outstanding during the period.
(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at reinvestment prices. Total return calculated for a period of less than one year is not annualized.
(d)	Includes interest expense of $1,010 or 0.00% of average net assets.
(e)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions in-kind. Portfolio turnover rate for periods less than one full year have not been annualized.
(f)	Annualized.

See Notes to Financial Statements.

56  |  December 31, 2025

Sprott Silver Miners & Physical Silver ETF
Financial Highlights

For a Share Outstanding Throughout the Period Presented	For the Period Ended December 31, 2025(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$20.78

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss)(b)	(0.14)
Net realized and unrealized gain/(loss)	37.14
Total from investment operations	37.00

DISTRIBUTIONS:
From net investment income	(2.05)
Total distributions	(2.05)

Net increase/(decrease) in net asset value	34.95
NET ASSET VALUE, END OF PERIOD	$55.73
TOTAL RETURN(c)	177.89%

Net assets, end of period (000s)	$655,349

Ratio of expenses to average net assets	0.65	%(d),(e)
Ratio of net investment income/(loss) to average net assets	(0.36	)%(d)
Portfolio turnover rate(f)	49%

(a)	The Sprott Silver Miners & Physical Silver ETF commenced operations on January 14, 2025.
(b)	Based on average shares outstanding during the period.
(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at reinvestment prices. Total return calculated for a period of less than one year is not annualized.
(d)	Annualized.
(e)	Includes interest expense of $1,752 or 0.00% of average net assets.
(f)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions in-kind. Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

57  |  December 31, 2025

Sprott Active Gold & Silver Miners ETF
Financial Highlights

For a Share Outstanding Throughout the Period Presented	For the Period Ended December 31, 2025(a)(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$19.79

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss)(b)	0.01
Net realized and unrealized gain/(loss)	24.50
Total from investment operations	24.51

DISTRIBUTIONS:
From net investment income	(0.68)
Total distributions	(0.68)

Net increase/(decrease) in net asset value	23.83
NET ASSET VALUE, END OF PERIOD	$43.62
TOTAL RETURN(c)	123.71%

Net assets, end of period (000s)	$152,673

Ratio of expenses to average net assets	0.89	%(d)
Ratio of net investment income/(loss) to average net assets	0.05	%(d)
Portfolio turnover rate(e)	20%

(a)	The Sprott Active Gold & Silver Miners ETF commenced operations on February 19, 2025.
(b)	Based on average shares outstanding during the period.
(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at reinvestment prices. Total return calculated for a period of less than one year is not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions in-kind. Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

58  |  December 31, 2025

Sprott Active Metals & Miners ETF
Financial Highlights

For a Share Outstanding Throughout the Period Presented	For the Period Ended December 31, 2025(a)
NET ASSET VALUE, BEGINNING OF PERIOD	$19.77

INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss)(b)	(0.02)
Net realized and unrealized gain/(loss)	5.69
Total from investment operations	5.67

DISTRIBUTIONS:
From net investment income	(0.25)
Total distributions	(0.25)

Net increase/(decrease) in net asset value	5.42
NET ASSET VALUE, END OF PERIOD	$25.19
TOTAL RETURN(c)	28.67%

Net assets, end of period (000s)	$45,098

Ratio of expenses to average net assets	0.99	%(d),(e)
Ratio of net investment income/(loss) to average net assets	(0.27	)%(d)
Portfolio turnover rate(f)	6%

(a)	The Sprott Active Metals & Miners ETF commenced operations on September 9, 2025.
(b)	Based on average shares outstanding during the period.
(c)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period and redemption at the net asset value on the last day of the period and assuming all distributions are reinvested at reinvestment prices. Total return calculated for a period of less than one year is not annualized.
(d)	Annualized.
(e)	Includes interest expense of $9,000 or 0.10% of average net assets.
(f)	Portfolio turnover rate does not include securities received or delivered from processing creations or redemptions in-kind. Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

59  |  December 31, 2025

Sprott ETFs
Notes to Financial Statements and Financial Highlights	December 31, 2025

1. ORGANIZATION

The Sprott Funds Trust (the “Trust”) was organized as a Delaware statutory trust on January 3, 2018. As of December 31, 2025, the Trust consisted of thirteen separate portfolios that each represent a separate series of the Trust. The financial statements of twelve series are presented in this report. The “Sprott Precious Metals ETFs” are comprised of Sprott Gold Miners ETF, Sprott Junior Gold Miners ETF, Sprott Silver Miners & Physical Silver ETF, and Sprott Active Gold & Silver Miners ETF. Sprott Gold Miners ETF and Sprott Junior Gold Miners ETF were reorganized effective as of the close of business on July 19, 2019, from each Fund’s respective predecessor funds. Each of these predecessor funds were a separate series of another investment company. The “Sprott Critical Materials ETFs” are comprised of Sprott Critical Materials ETF, Sprott Lithium Miners ETF, Sprott Uranium Miners ETF, Sprott Junior Uranium Miners ETF, Sprott Junior Copper Miners ETF, Sprott Nickel Miners ETF, and Sprott Copper Miners ETF. Sprott Uranium Miners ETF was reorganized effective as of the close of business on April 22, 2022 from its predecessor fund. The “Sprott Diversified Metals & Mining ETFs” includes the Sprott Active Metals & Miners ETF. This report pertains to the above listed funds (each a “Fund” and collectively, the “Funds”). Each Fund is a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The financial Statements of the Gold Equity Fund, a separate series of the Trust with two classes of shares, are presented in a separate report.

The Board previously authorized a two-for-one forward share split of Sprott Uranium Miners ETF that was effective prior to the market open on December 21, 2022. The impact of the forward share split was to increase the number of shares outstanding by a factor of two, while decreasing the NAV per share outstanding by a factor of one-half, resulting in no effect to the net assets of the Fund. The financial statements of the Fund were adjusted to reflect the forward share split.

On July 1, 2023, Sprott Asset Management USA, Inc. (the “Adviser”) commenced acting as investment adviser to each Fund then in operation. On the same date, Sprott Asset Management LP, which previously had served as investment adviser to those Funds, became the sponsor of each such Fund. Currently, the Adviser serves as investment adviser to, and Sprott Asset Management LP is sponsor of each Fund. ALPS Advisors, Inc. serves as sub-adviser to each Fund.

Pursuant to the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates.

A. Portfolio Valuation and Methodologies

Each Fund’s NAV is determined daily, as of the close of regular trading on the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of a Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Portfolio securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Securities for which no sales are reported are valued at the mean of the closing bid and ask price. If no current day price quotation is available, the previous day’s closing sale price is used. Investments in open-end mutual funds such as money market funds are valued at the closing NAV.

The Funds’ investments are generally valued at market value. In the absence of market value, if events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of a Fund’s investment, in the event that it is determined that valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued in accordance with the Adviser’s policies and procedures as reflecting fair value (“Fair Value Policies and Procedures”). U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5 und the 1940 Act, the Board has approved the designation of the Adviser of the Funds as the valuation designee for the Funds.

60  |  December 31, 2025

Sprott ETFs
Notes to Financial Statements and Financial Highlights	December 31, 2025

The Adviser has formed a committee (the “Valuation Committee”) that has developed pricing policies and procedures and to oversee the pricing function for all financial instruments.

The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for fair valued investments, the Valuation Committee seeks to determine the price that a Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s NAV and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

B. Fair Value Hierarchy

Each Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value the Funds’ investments by major category are as follows:

Generally, if the security is traded in an active market and is valued at the last sale price, the security is categorized as a Level 1 security. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, subject to valuation procedures approved by the Board and are categorized in Level 2 or Level 3, when appropriate.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Various inputs are used in determining the value of each Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices in markets which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

61  |  December 31, 2025

Sprott ETFs
Notes to Financial Statements and Financial Highlights	December 31, 2025

The following is a summary of the inputs used to value the Funds’ investments at December 31, 2025:

Sprott Gold Miners ETF
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks*	$660,781,560	$–	$–	$660,781,560
Short Term Investments	20,201,660	–	–	20,201,660
Total	$680,983,220	$–	$–	$680,983,220

Sprott Junior Gold Miners ETF
Investments in Securities at Value	Level 1	Level 2	Level 3		Total
Common Stocks*	349,669,964	–	39,853	**	349,709,817
Short Term Investments	25,304,632	–	–		25,304,632
Total	$374,974,596	$–	$39,853		$375,014,449

Sprott Critical Materials ETF
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks*	242,720,140	9,887,297	26,770	252,634,207
Short Term Investments	16,771,721	–	–	16,771,721
Total	$259,491,861	$9,887,297	$26,770	$269,405,928

Sprott Lithium Miners ETF Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks*	41,047,077	–	1,173	41,048,250
Short Term Investments	629,264	–	–	629,264
Total	$41,676,341	$–	$1,173	$41,677,514

Sprott Uranium Miners ETF Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks*	$1,487,183,665	$–	$–	$1,487,183,665
Closed End Fund*	239,640,603	–	–	239,640,603
Short Term Investments	55,762,264	–	–	55,762,264
Total	$1,782,586,532	$–	$–	$1,782,586,532

Sprott Junior Uranium Miners ETF Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks*	$338,513,886	$–	$–	$338,513,886
Short Term Investments	28,930,299	–	–	28,930,299
Total	$367,444,185	$–	$–	$367,444,185

Sprott Junior Copper Miners ETF Investments in Securities at Value	Level 1	Level 2	Level 3		Total
Common Stocks*	54,389,657	5,778,268	514,709	***	60,682,634
Short Term Investments	4,849,291	–	–		4,849,291
Total	$59,238,948	$5,778,268	$514,709		$65,531,925

62  |  December 31, 2025

Sprott ETFs
Notes to Financial Statements and Financial Highlights	December 31, 2025

Sprott Nickel Miners ETF
Investments in Securities at Value	Level 1	Level 2	Level 3		Total
Common Stocks*	17,191,066	13,786,995	–	**	30,978,061
Short Term Investments	1,049,297	–	–		1,049,297
Total	$18,240,363	$13,786,995	$–		$32,027,358

Sprott Copper Miners ETF
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks*	85,114,061	5,963,380	81,222	91,158,663
Closed End Fund*	$4,498,145	$–	$–	$4,498,145
Exchange Traded Fund*	788,914	–	–	788,914
Short Term Investments	2,937,757	–	–	2,937,757
Total	$93,338,877	$5,963,380	$81,222	$99,383,479

Sprott Silver Miners & Physical Silver ETF
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks*	525,127,544	1,816,485	–	526,944,029
Closed End Fund*	$127,417,450	$–	$–	$127,417,450
Short Term Investments	22,880,232	–	–	22,880,232
Total	$675,425,226	$1,816,485	$–	$677,241,711

Sprott Active Gold & Silver Miners ETF
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks*	$147,690,640	$–	$–	$147,690,640
Short Term Investments	5,113,951	–	–	5,113,951
Total	$152,804,591	$–	$–	$152,804,591

Sprott Active Metals & Miners ETF
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks*	$43,314,691	$–	$–	$43,314,691
Short Term Investments	1,552,442	–	–	1,552,442
Total	$44,867,133	$–	$–	$44,867,133

*	For a detailed sector breakdown, see the accompanying Schedule of Investments.
**	Includes a position(s) valued at zero.
***	Level 3 security included in prior cycle transferred to Level 1 during the reporting cycle.

Below is a reconciliation that details the activity of securities in Level 3 during the period ended December 31, 2025:

Sprott Junior Gold Miners ETF	Common Stock
Balance as of December 31, 2024	$410,703
Realized Gain/(Loss)	–
Change in Unrealized Appreciation/(Depreciation)	(370,850)
Purchases	–
Sales	–
Transfers into/(out of) Level 3*	–
Balance as of December 31, 2025	$39,853

As of December 31, 2025 the change in unrealized appreciation/(depreciation) on positions still held for securities that were considered Level 3 was $(370,850).

63  |  December 31, 2025

Sprott ETFs
Notes to Financial Statements and Financial Highlights	December 31, 2025

Sprott Critical Materials ETF	Common Stock
Balance as of December 31, 2024	$6,856
Realized Gain/(Loss)	(8,884)
Change in Unrealized Appreciation/(Depreciation)	2,187
Purchases	–
Sales	–
Transfers into/(out of) Level 3*	26,611
Balance as of December 31, 2025	$26,770

As of December 31, 2025 the change in unrealized appreciation/(depreciation) on positions still held for securities that were considered Level 3 was $(2,128).

Sprott Lithium Miners ETF	Common Stock
Balance as of December 31, 2024	$30,174
Realized Gain/(Loss)	–
Change in Unrealized Appreciation/(Depreciation)	(29,001)
Purchases	–
Sales	–
Transfers into/(out of) Level 3*	–
Balance as of December 31, 2025	$1,173

As of December 31, 2025 the change in unrealized appreciation/(depreciation) on positions still held for securities that were considered Level 3 was $(29,001).

Sprott Junior Copper Miners ETF	Common Stock
Balance as of December 31, 2024	$6,497
Realized Gain/(Loss)	(334)
Change in Unrealized Appreciation/(Depreciation)	(3,761)
Purchases	–
Sales	(346)
Transfers into/(out of) Level 3*	512,653
Balance as of December 31, 2025	$514,709

As of December 31, 2025 the change in unrealized appreciation/(depreciation) on positions still held for securities that were considered Level 3 was $82,257.

Sprott Nickel Miners ETF	Common Stock
Balance as of December 31, 2024	$3,209
Realized Gain/(Loss)	(34,658)
Change in Unrealized Appreciation/(Depreciation)	33,316
Purchases	–
Sales	(1,867)
Transfers into/(out of) Level 3*	–
Balance as of December 31, 2025	$–

As of December 31, 2025 the change in unrealized appreciation/(depreciation) on positions still held for securities that were considered Level 3 was $–.

64  |  December 31, 2025

Sprott ETFs
Notes to Financial Statements and Financial Highlights	December 31, 2025

Sprott Copper Miners ETF	Common Stock
Balance as of December 31, 2024	$–
Realized Gain/(Loss)	–
Change in Unrealized Appreciation/(Depreciation)	–
Purchases	–
Sales	–
Transfers into/(out of) Level 3*	81,222
Balance as of December 31, 2025	$81,222

As of December 31, 2025 the change in unrealized appreciation/(depreciation) on positions still held for securities that were considered Level 3 was $14,662.

*	The Fund has adopted a policy of recording any transfers of investment securities between the different levels in the fair value hierarchy as of the end of the quarter.

The following table presents additional quantitative information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within level 3 as of December 31, 2025.

Asset Category	Fair Value at December 31, 2025	Valuation Technique	Unobservable Input	Range of Input (Weighted Average)	Impact to Valuation from an Increase in Input
Sprott Junior Gold Miners ETF
Gold Mining	$39,853	Asset Approach	Estimated Recoverable Proceeds	$0-0.01	Increase

Sprott Critical Materials ETF
Copper Mining	$26,611	Asset Approach	Estimated Recoverable Proceeds	$0.08	Increase
Diversified Metals & Mining	$159	Asset Approach	Estimated Recoverable Proceeds	$0.01	Increase

Sprott Lithium Miners ETF
Diversified Metals & Mining	$1,173	Asset Approach	Estimated Recoverable Proceeds	$0.01-0.09	Increase

Sprott Junior Copper Miners ETF
Copper Mining	$514,709	Asset Approach	Estimated Recoverable Proceeds	$0.08	Increase

Sprott Nickel Miners ETF
Diversified Metals & Mining	$0	Asset Approach	Estimated Recoverable Proceeds	$0.00	Increase

Sprott Copper Miners ETF
Diversified Metals & Mining	$81,222	Asset Approach	Estimated Recoverable Proceeds	$0.08	Increase

C. Securities Transactions and Investment Income

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded with a specific identification cost method. Dividend income and capital gains distributions, if any, are recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis. Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax rate is fixed and known, unless a tax withheld is reclaimable from the local tax authorities in which case it is recorded as receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the net proceeds are received.

D. Dividends and Distributions to Shareholders

Dividends from net investment income for each Fund, if any, are declared and paid annually or as the Board may determine from time to time. Net realized capital gains earned by the Funds, if any, are distributed at least annually.

The Sprott Junior Gold ETF had a return of capital in the amount of $1,185,561.

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E. Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments in the Statements of Operations, when applicable.

F. Overdrafts

The Fund had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Fund is obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. All, if any, overdrafts are presented in the statement of assets and liabilities and associated expenses are presented in the Statements of Operations.

3. PRINCIPAL RISKS

A. Authorized Participant Concentration Risk

Only an Authorized Participant may engage in creation or redemption transactions directly with a Fund. Each Fund has a limited number of institutions that act as Authorized Participants. To the extent that these institutions exit the business or are unable to proceed with creation and/or redemption orders with respect to a Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund shares may trade at a discount to NAV and possibly face trading halts and/or delisting.

B. Commodity Exposure Risk

Each Fund invests in companies primarily engaged in the mining or processing of a commodity, the stock price of which may be subject to the risks associated with that commodity. A particular commodity is subject to the special risks including: (1) the price of the commodity may be subject to wide fluctuation; (2) the market for the commodity is relatively limited; (3) the sources of the commodity are concentrated in countries that have the potential for instability; and (4) the market for the commodity is unregulated. The price of the commodity can be significantly affected by central bank operations, events relating to international political developments, the success of exploration projects, adverse environmental developments and tax and government regulations.

C. Currency Risk

Currencies and securities denominated in foreign currencies may be affected by changes in exchange rates between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may fluctuate in response to interest rate changes, the general economic conditions of a country, the actions of the U.S. and foreign governments, central banks, or supranational entities such as the International Monetary Fund, the imposition of currency controls, other political or regulatory conditions in the U.S. or abroad, speculation, or other factors. A decline in the value of a foreign currency relative to the U.S. dollar reduces the value in U.S. dollars of the Fund’s investments in that foreign currency and investments denominated in that foreign currency.

D. Critical Materials Risk

Production and cost estimates of companies mining critical materials are dependent on many factors including but not limited to, mine commissioning, the accuracy of mineral resources, mine planning and scheduling, the accuracy of ore grades, ground conditions and mine stability, ore characteristics, the accuracy of the estimated rates and costs of mining, ore haulage, barging and shipping. Other factors that may affect production and costs include: industrial accidents; natural phenomena such as weather conditions, floods, rock slides and earthquakes; changes in fuel and power costs and potential fuel and power shortages; shortages of and cost of supplies, labor costs, shortages or strikes, civil unrest and restrictions or regulations imposed by government agencies or other changes in the regulatory environment.

E. Cybersecurity and Disaster Recovery Risks

Information and technology systems relied upon by a Fund, the Adviser or Sub-Adviser, a Fund’s other service providers (including, but not limited to, a Fund Accountant, Custodian, Transfer Agent, Administrator, Distributor and index providers), market makers, Authorized Participants, financial intermediaries and/or the issuers of securities in which a Fund invests may be vulnerable to damage or interruption from computer viruses, network failures, computer and telecommunication failures, infiltration by unauthorized persons, security breaches, usage errors, power outages and catastrophic events such as fires, tornadoes, floods, hurricanes and earthquakes. Although the Adviser and a Fund’s other service providers have implemented measures to manage risks relating to these types of events, if these systems are compromised, become inoperable for extended periods of time or cease to function properly, significant investment may be required to fix or replace them. The failure of these systems and/or of disaster recovery plans could cause significant interruptions in the operations of a Fund’s, the Adviser, the Sub-Adviser, a Fund’s other service providers, market makers, Authorized Participants, financial intermediaries and/or issuers of securities in which a Fund invests and may result in a failure to maintain the security, confidentiality or privacy of sensitive data, impact a Fund’s ability to calculate its net asset value or impede trading. Such a failure could also harm the reputation of a Fund, the Adviser, a Fund’s other service providers, market makers, Authorized Participants, financial

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Notes to Financial Statements and Financial Highlights	December 31, 2025

intermediaries and/or issuers of securities in which a Fund invests, subject such entities and their respective affiliates to legal claims or otherwise affect their business and financial performance.

F. Depositary Receipt Risk

A Fund may hold the securities of non-U.S. companies in the form of ADRs. ADRs are negotiable certificates issued by a U.S. financial institution that represent a specified number of shares in a foreign stock and trade on a U.S. national securities exchange. Sponsored ADRs are issued with the support of the issuer of the foreign stock underlying the ADRs and carry all of the rights of common shares, including voting rights. The underlying issuers of certain depositary receipts, particularly unsponsored or unregistered depositary receipts, are under no obligation to distribute shareholder communications to the holders of such receipts, or to pass through to them any voting rights with respect to the deposited securities. Issuers of unsponsored depositary receipts are not contractually obligated to disclose material information in the U.S. and, therefore, such information may not correlate to the market value of the unsponsored depositary receipt. The underlying securities of the ADRs in a Fund’s portfolio are usually denominated or quoted in currencies other than the U.S. Dollar. As a result, changes in foreign currency exchange rates may affect the value of a Fund’s portfolio. In addition, because the underlying securities of ADRs trade on foreign exchanges at times when the U.S. markets are not open for trading, the value of the securities underlying the ADRs may change materially at times when the U.S. markets are not open for trading, regardless of whether there is an active U.S. market for shares of a Fund.

G. Early Close/Trading Halt Risk

An exchange or market may close early or issue trading halts on specific securities or financial instruments. The ability to trade certain securities or financial instruments may be restricted, which may disrupt a Fund’s creation and redemption process, potentially affect the price at which a Fund’s shares trade in the secondary market, and/or result in a Fund being unable to trade certain securities or financial instruments. In these circumstances, a Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments, and/or may incur substantial trading losses.

H. Emerging Markets Securities Risk

Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. Investments in debt securities of foreign governments present special risks, including the fact that issuers may be unable or unwilling to repay principal and/or interest when due in accordance with the terms of such debt, or may be unable to make such repayments when due in the currency required under the terms of the debt. Political, economic and social events also may have a greater impact on the price of debt securities issued by foreign governments than on the price of U.S. securities. In addition, brokerage and other transaction costs on foreign securities exchanges are often higher than in the United States and there is generally less government supervision and regulation of exchanges, brokers and issuers in foreign countries. Differences in regulatory, accounting, auditing, and financial reporting and recordkeeping standards could impede the Adviser’s ability to evaluate local companies and impact a Fund’s performance. Investments in securities of issuers in emerging markets may also be exposed to risks related to a lack of liquidity, greater potential for market manipulation, issuers’ limited reliable access to capital, and foreign investment structures. Additionally, a Fund may have limited rights and remedies available to it to pursue claims against issuers in emerging markets.

I. Equity Securities Risk

The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. A stock or stocks selected for the Fund’s portfolio may fail to perform as expected. A value stock may decrease in price or may not increase in price as anticipated by the portfolio managers if other investors fail to recognize the company’s value or the factors that the portfolio managers believe will cause the stock price to increase do not occur.

J. Exchange Traded Funds

ETFs typically trade on securities exchanges and their shares may, at times, trade at a premium or discount to their net asset values. In addition, an ETF may not replicate exactly the performance of the benchmark index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held. Investing in ETFs, which are investment companies, may involve duplication of advisory fees and certain other expenses. As a result, Fund shareholders indirectly bear their proportionate share of these acquired expenses. Therefore, the cost of investing in the Funds will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in securities.

Each ETF in which the Funds invest is subject to specific risks, depending on the nature of the ETF. Each ETF is subject to the risks associated with direct ownership of the securities comprising the index on which the ETF is based. These risks could include liquidity risk, sector risk as well as risks associated with fixed-income securities.

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Notes to Financial Statements and Financial Highlights	December 31, 2025

K. Fluctuation of Net Asset Value

The NAV of a Fund’s shares will generally fluctuate with changes in the market value of a Fund’s holdings. The market prices of the shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for shares on the NYSE Arca. The Adviser cannot predict whether the shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the shares will be closely related to, but not identical to, the same forces influencing the prices of the stocks of each Fund’s respective Underlying Index trading individually or in the aggregate at any point in time.

L. Foreign Securities Risk

A foreign government may expropriate a Fund’s assets. Political, social or economic instability in a foreign country in which the Fund invests may cause the value of the Fund’s investments to decline. These risks associated with non-U.S. securities are more likely in the securities of companies located in emerging markets.

M. Frontier Markets Risk

Frontier markets are those emerging markets that are considered to be among the smallest, least mature and least liquid, and as a result, may be more likely to experience inflation, political turmoil and rapid changes in economic conditions than more developed and traditional emerging markets. Investments in frontier markets may be subject to a greater risk of loss than investments in more developed and traditional emerging markets. Frontier markets often have less uniformity in accounting and reporting requirements, unreliable securities valuations and greater risk associated with custody of securities. Economic, political, illiquidity and currency risks may be more pronounced with respect to investments in frontier markets than in emerging markets.

N. Geographic Concentration Risk

To the extent a Fund’s Underlying Index and that Fund are significantly comprised of securities of issuers from a single country, a Fund would be more likely to be impacted by events or conditions affecting that country.

O. Index Performance Risk

There can be no guarantee or assurance that the methodology used to create the Index will result in a Fund achieving positive returns. Further, there can be no guarantee that the methodology underlying the Index, or the daily calculation of the Index will be free from error. It is also possible that the value of the Index may be subject to intentional manipulation by third-party market participants. The Index used by a Fund may underperform other asset classes and may underperform other similar indices. Each of these factors could have a negative impact on the performance of a Fund.

P. Index Tracking Risk

A Fund’s return may not match or achieve a high degree of correlation with the return of the Index for a number of reasons, including operating expenses incurred by a Fund not applicable to the Index, costs in buying and selling securities, asset valuation differences and differences between a Fund’s portfolio and the Index resulting from legal restrictions, cash flows or operational inefficiencies. To the extent a Fund utilizes a sampling approach, it may experience tracking error to a greater extent than if a Fund sought to replicate the Index.

Q. Industry Concentration Risk

If a Fund’s assets are concentrated in an industry or group of industries, a Fund is subject to loss due to adverse occurrences that may affect that industry or group of industries.

R. Liquidity Risk

Foreign stock exchanges generally have less volume than U.S. stock exchanges. Therefore, it may be more difficult to buy or sell shares of foreign securities, which increases the volatility of share prices on such markets. Additionally, trading on foreign stock markets may involve longer settlement periods and higher transaction costs.

S. Market and Geopolitical Risk

The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.

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T. Micro-Capitalization Company Risk

Micro-cap stocks involve substantially greater risks of loss and price fluctuations because their earnings and revenues tend to be less predictable (and some companies may be experiencing significant losses), and their share prices tend to be more volatile and their markets less liquid than companies with larger market capitalizations. Micro-cap companies may be newly formed or in the early stages of development, with limited product lines, markets or financial resources and may lack management depth. In addition, there may be less public information available about these companies. The shares of micro-cap companies tend to trade less frequently than those of larger, more established companies, which can adversely affect the pricing of these securities and the future ability to sell these securities. Also, it may take a long time before a Fund realizes a gain, if any, on an investment in a micro-cap company.

U. Mining Industry Risk

Companies in the mining industry are susceptible to fluctuations in worldwide metal prices and extraction and production costs. In addition, mining companies may have significant operations in areas at risk for social and political unrest, security concerns and environmental damage. These companies may also be at risk for increased government regulation and intervention. Such risks may adversely affect the issuers to which a Fund has exposure.

V. Non-Diversified Fund Risk

Each Fund is considered non-diversified and can invest a greater portion of assets in securities of individual issuers than a diversified fund. As a result, changes in the market value of a single investment could cause greater fluctuations in share price than would occur in a diversified fund.

W. Operational Risk

An investor’s ability to transact in shares of a Fund or the valuation of an investor’s investment may be negatively impacted because of the operational risks arising from factors such as processing errors and human errors, inadequate or failed internal or external processes, failures in systems and technology, changes in personnel, and errors caused by third party service providers or trading counterparties. Although a Fund attempts to minimize such failures through controls and oversight, it is not possible to identify all of the operational risks that may affect a Fund or to develop processes and controls that completely eliminate or mitigate the occurrence of such failures. A Fund and its shareholders could be negatively impacted as a result.

X. Passive Investment Risk

The Funds are not actively managed, and the Sub-Adviser generally does not attempt to take defensive positions under any market conditions, including declining markets. As each Fund will not fully replicate the Underlying Index, it is subject to the risk that the Sub-Adviser’s investment strategy may not produce the intended results.

Y. Rare Earth and Critical Materials Companies Risk

A Fund will be sensitive to, and its performance will depend to a greater extent on, the overall condition of Rare Earth and Critical Materials Companies. Rare Earth and Critical Materials are industrial metals that are typically mined as by-products or secondary metals in operations focused on precious metals and base metals. Compared to base metals, they have more specialized uses. Rare Earth metals (or rare earth elements) are a collection of chemical elements that are crucial to many of the world’s most advanced technologies. Consequently, the demand for Rare Earth and Critical Materials has strained supply, which has the potential to result in a shortage of such materials which could adversely affect the companies in a Fund’s portfolio. Companies involved in the various activities that are related to the mining, production, recycling, mineral sands, processing and/or refining of Rare Earth and Critical Materials tend to be small-, medium- and micro-capitalization companies with volatile share prices, are highly dependent on the price of Rare Earth and Critical Materials, which may fluctuate substantially over short periods of time.

Z. Restricted Securities Risk

A Fund may invest in restricted securities. Restricted securities have contractual or legal restrictions on their resale. They may include private placement securities that the Fund buys directly from the issuer. Private placement and other restricted securities may not be listed on an exchange and may have no active trading market. Restricted securities may be illiquid. A Fund may be unable to sell them on short notice or may be able to sell them only at a price below current value. The Fund may get only limited information about the issuer, so it may be less able to predict a loss.

AA. Securities Lending Risk

Although a Fund will receive collateral in connection with all loans of its securities holdings, a Fund would be exposed to a risk of loss should a borrower default on its obligation to return the borrowed securities (e.g., the loaned securities may have appreciated beyond the value of the collateral held by a Fund). In addition, each Fund will bear the risk of loss of any cash collateral that it invests.

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BB. Small- and Mid-Capitalization Company Risk

Smaller and mid-size companies often have a more limited track record, narrower markets, less liquidity, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. As a result, their performance can be more volatile, which may increase the volatility of the Fund’s portfolio.

CC. Tax Risk

A Fund is subject to the risk that it could fail to qualify as a regulated investment company under the Internal Revenue Code, as amended (the “Code”) if it derives more than 10% its gross income from investment in gold bullion or other precious metals. Failure to qualify as a regulated investment company would result in consequences to a Fund and its shareholders. In order to ensure that it qualifies as a regulated investment company, the Fund may be required to make investment decisions that are less than optimal or forego the opportunity to realize gains.

DD. Trading Risk

Although Fund shares are listed for trading on the NYSE Arca, Inc. or The Nasdaq Stock Market, LLC., there can be no assurance that an active trading market for such shares will develop or be maintained. Secondary market trading in a Fund’s shares may be halted by the exchange because of market conditions or for other reasons. In addition, trading in a Fund’s shares is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. There can be no assurance that the requirements necessary to maintain the listing of a Fund’s shares will continue to be met or will remain unchanged.

EE. Valuation Risk

The risk that a Fund has valued certain securities at a higher price than the price at which they can be sold. This risk may be especially pronounced for investments, such as derivatives, which may be illiquid or which may become illiquid.

4. TAXES

A. Federal Tax and Tax Basis Information

The timing and character of income and capital gain are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Funds’ capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the fiscal year ended December 31, 2025, the following reclassifications, which had no impact on results of operations or net assets, were recorded to reflect permanent tax differences resulting primarily from in-kind transactions:

Fund	Paid-in Capital	Total Distributable Earnings
Sprott Gold Miners ETF	$21,074,697	$(21,074,697)
Sprott Junior Gold Miners ETF	13,969,025	(13,969,025)
Sprott Critical Materials ETF	–	–
Sprott Lithium Miners ETF	880,803	(880,803)
Sprott Uranium Miners ETF	244,784,322	(244,784,322)
Sprott Junior Uranium Miners ETF	55,294,370	(55,294,370)
Sprott Junior Copper Miners ETF	2,565,082	(2,565,082)
Sprott Nickel Miners ETF	2,563,035	(2,563,035)
Sprott Copper Miners ETF	2,713,644	(2,713,644)
Sprott Silver Miners & Physical Silver ETF*	38,655,097	(38,655,097)
Sprott Active Gold & Silver Miners ETF*	5,792,742	(5,792,742)
Sprott Active Metals & Miners ETF*	–	–

*	Represents the period from inception to December 31, 2025

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Notes to Financial Statements and Financial Highlights	December 31, 2025

The tax character of the distributions paid during the fiscal years ended December 31, 2025 and 2024 were as follows:

	Ordinary Income	Return of Capital
December 31, 2025
Sprott Gold Miners ETF	$6,833,424	$–
Sprott Junior Gold Miners ETF	24,031,959	1,185,561
Sprott Critical Materials ETF	3,372,392	–
Sprott Lithium Miners ETF	2,678,220	–
Sprott Uranium Miners ETF	53,924,964	–
Sprott Junior Uranium Miners ETF	21,317,764	–
Sprott Junior Copper Miners ETF	6,002,396	–
Sprott Nickel Miners ETF	520,738	–
Sprott Copper Miners ETF	1,894,418	–
Sprott Silver Miners & Physical Silver ETF*	21,862,327	–
Sprott Active Gold & Silver Miners ETF*	2,257,168	–
Sprott Active Metals & Miners ETF*	411,509	–

*	Represents the period from inception to December 31, 2025

	Ordinary Income	Return of Capital
December 31, 2024
Sprott Gold Miners ETF	$2,414,214	$89,219
Sprott Junior Gold Miners ETF	6,186,913	1,318,307
Sprott Critical Materials ETF	607,102	16,178
Sprott Lithium Miners ETF	380,877	–
Sprott Uranium Miners ETF	45,317,872	–
Sprott Junior Uranium Miners ETF	10,634,050	–
Sprott Junior Copper Miners ETF	1,073,985	–
Sprott Nickel Miners ETF	286,194	–
Sprott Copper Miners ETF*	594,530	–

*	Represents the period from inception to December 31, 2024

Under current law, capital losses maintain their character as short-term or long-term and are carried forward to the next tax year without expiration. As of the period ended December 31, 2025, the following amounts are available as carry forwards to the next tax year:

Fund	Short-Term	Long-Term
Sprott Gold Miners ETF	$6,338,558	$–
Sprott Junior Gold Miners ETF	7,962,903	1,459,423
Sprott Critical Materials ETF	–	–
Sprott Lithium Miners ETF	635,651	1,875,705
Sprott Uranium Miners ETF	70,847,267	74,535,079
Sprott Junior Uranium Miners ETF	1,912,703	–
Sprott Junior Copper Miners ETF	457,147	151,074
Sprott Nickel Miners ETF	1,075,039	1,174,701
Sprott Copper Miners ETF	1,138,399	42,527
Sprott Silver Miners & Physical Silver ETF*	–	–
Sprott Active Gold & Silver Miners ETF**	–	–
Sprott Active Metals & Miners ETF***	–	–

*	The Sprott Silver Miners & Physical Silver ETF commenced operations on January 14, 2025.
**	The Sprott Active Gold & Silver Miners ETF commenced operations on February 19, 2025.
***	The Sprott Active Metals & Miners ETF commenced operations on September 9, 2025.

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Notes to Financial Statements and Financial Highlights	December 31, 2025

Capital loss carryovers used during the period ended December 31, 2025 were as follows:

Sprott Gold Miners ETF	$87,677,084
Sprott Junior Gold Miners ETF	$49,188,244
Sprott Critical Materials ETF	$1,317,836
Sprott Junior Uranium ETF	$11,141,540
Sprott Junior Copper Miners ETF	$71,947

As of December 31, 2025, the components of distributable earnings on a tax basis for the Funds were as follows:

	Accumulated net investment income	Accumulated net realized loss on investments	Other accumulated differences	Net unrealized appreciation/ (depreciation) on investments	Total
Sprott Gold Miners ETF	$244,055	$(6,338,558)	$–	$299,444,600	$293,350,097
Sprott Junior Gold Miners ETF	–	(9,422,326)	–	118,742,729	109,320,403
Sprott Critical Materials ETF	2,512,175	–	(65,812)	45,833,418	48,279,781
Sprott Lithium Miners ETF	2,212,877	(2,511,356)	–	10,056,101	9,757,622
Sprott Uranium Miners ETF	–	(145,382,346)	(18,623,842)	284,159,661	120,153,473
Sprott Junior Uranium Miners ETF	–	(1,912,703)	(6,917,540)	(10,377,256)	(19,207,499)
Sprott Junior Copper Miners ETF	3,176,079	(608,221)	–	8,693,223	11,261,081
Sprott Nickel Miners ETF	–	(2,249,740)	(39,024)	578,634	(1,710,130)
Sprott Copper Miners ETF	1,159,456	(1,180,926)	–	16,682,240	16,660,770
Sprott Silver Miners & Physical Silver ETF(a)	57,500,547	–	–	110,137,364	167,637,911
Sprott Active Gold & Silver Miners ETF(b)	2,689,903	–	–	46,706,735	49,396,638
Sprott Active Metals & Miners ETF(c)	1,062,099	–	–	4,696,191	5,758,290

*	The Sprott Silver Miners & Physical Silver ETF commenced operations on January 14, 2025.
**	The Sprott Active Gold & Silver Miners ETF commenced operations on February 19, 2025.
***	The Sprott Active Metals & Miners ETF commenced operations on September 9, 2025.

As of December 31, 2025, the cost of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

	Gross appreciation (excess of value over tax cost)	Gross depreciation (excess of tax cost over value)	Net appreciation (depreciation) of foreign currency	Net unrealized appreciation (depreciation)	Cost of investments for income tax purposes
Sprott Gold Miners ETF	$301,481,526	$(2,036,899)	$(27)	$299,444,600	$381,538,593
Sprott Junior Gold Miners ETF	127,502,633	(8,760,020)	116	118,742,729	256,271,836
Sprott Critical Materials ETF	51,729,423	(5,896,000)	(5)	45,833,418	223,572,505
Sprott Lithium Miners ETF	10,706,743	(649,914)	(728)	10,056,101	31,620,685
Sprott Uranium Miners ETF	408,506,370	(124,319,024)	(27,685)	284,159,661	1,498,399,186
Sprott Junior Uranium Miners ETF	28,300,086	(38,672,273)	(5,069)	(10,377,256)	377,816,372
Sprott Junior Copper Miners ETF	8,966,009	(262,489)	(10,297)	8,693,223	56,828,405
Sprott Nickel Miners ETF	1,460,744	(882,109)	(1)	578,634	31,448,723
Sprott Copper Miners ETF	16,942,625	(259,054)	(1,331)	16,682,240	82,699,908
Sprott Silver Miners & Physical Silver ETF*	112,815,905	(2,681,125)	2,584	110,137,364	567,106,931
Sprott Active Gold & Silver Miners ETF**	47,078,049	(371,314)	–	46,706,735	106,097,856
Sprott Active Metals & Miners ETF***	5,745,038	(1,048,796)	(51)	4,696,191	40,170,891

*	The Sprott Silver Miners & Physical Silver ETF commenced operations on January 14, 2025.
**	The Sprott Active Gold & Silver Miners ETF commenced operations on February 19, 2025.
***	The Sprott Active Metals & Miners ETF commenced operations on September 9, 2025.

The differences between book-basis and tax-basis are primarily due to Passive Foreign Investment Company adjustments and the deferral of losses from wash sales.

Capital losses incurred after October 31 and ordinary losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. For the fiscal year ended December 31, 2025 the Sprott Uranium Miners ETF had Post October losses of 18,623,842.

72  |  December 31, 2025

Sprott ETFs
Notes to Financial Statements and Financial Highlights	December 31, 2025

For the fiscal year ended December 31, 2025 the Sprott Junior Uranium ETF had late year losses of 6,917,540.

The Funds are subject to foreign tax withholding imposed by certain foreign countries in which the Funds may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on applicable foreign tax laws. In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) - Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of income taxes paid disaggregated by jurisdiction when material to the Funds’ financial statements. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024.

The amount of foreign withholding taxes paid during the year ended December 31, 2025 is not significant and accordingly, a disclosure of income taxes paid for the year ended December 31, 2025, is not presented.

B. Income Taxes

No provision for income taxes is included in the accompanying financial statements, as each Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Each Fund evaluates tax positions taken (or expected to be taken) in the course of preparing the Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements.

As of and during the year ended December 31, 2025, the Funds did not have a liability for any unrecognized tax benefits. Each Fund files U.S. federal, state, and local tax returns as required. Each Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return, but may extend to four years in certain jurisdictions. Tax returns for open years for the Funds have incorporated no uncertain tax positions that require a provision for income taxes.

5. LENDING OF PORTFOLIO SECURITIES

The Funds have entered into a securities lending agreement with State Street Bank & Trust Co. (“SSB”), the Funds’ lending agent. The Funds may lend their portfolio securities only to borrowers that are approved by SSB. Each Fund limits such lending to not more than 33 1/3% of the value of its total assets. Each Fund’s securities held at SSB as custodian shall be available to be lent except those securities the Fund, the Adviser, or the Sub-Adviser specifically identifies in writing as not being available for lending. The borrower pledges and maintains with each Fund collateral consisting of cash (U.S. Dollars only) and/or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The initial collateral received by each Fund is required to have a value of no less than 102% of the market value of the loaned securities for U.S. equity securities and a value of no less than 105% of the market value for non-U.S. equity securities. The collateral is maintained thereafter, at a market value equal to not less than 102% of the current value of the U.S. equity securities on loan and not less than 105% of the current value of the non-U.S. equity securities on loan. The market value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to each Fund on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the customary time period for settlement of securities transactions.

Any cash collateral received is reinvested in a money market fund managed by SSB as disclosed in each Fund’s Schedule of Investments and is reflected in the Statements of Assets and Liabilities as a payable for collateral upon return of securities loaned. Non-cash collateral, in the form of securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, is not disclosed in a Fund’s Statements of Assets and Liabilities as it is held by the lending agent on behalf of each Fund, and each Fund does not have the ability to re-hypothecate these securities. Income, less associated fees and expenses, earned by each Fund from securities lending activity is disclosed in the Statements of Operations.

Pursuant to the current securities lending agreement, each Fund retains 80% of securities lending income (which excludes collateral investment expenses). Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. SSB bears all operational costs directly related to securities lending.

73  |  December 31, 2025

Sprott ETFs
Notes to Financial Statements and Financial Highlights	December 31, 2025

The following is a summary of each Fund’s securities lending agreements and related cash and non-cash collateral received as of December 31, 2025:

Fund	Market Value of Securities on Loan	Cash Collateral Received	Non-Cash Collateral Received	Total Collateral Received
Sprott Gold Miners ETF	$17,647,645	$18,638,872	$32,661	$18,671,533
Sprott Junior Gold Miners ETF	36,399,194	25,304,632	13,140,568	38,445,200
Sprott Critical Materials ETF	37,976,735	15,902,452	23,822,287	39,724,739
Sprott Lithium Miners ETF	7,905,807	606,161	7,869,882	8,476,043
Sprott Uranium Miners ETF**	125,721,121	55,762,264	76,373,727	132,135,991
Sprott Junior Uranium Miners ETF	41,152,831	25,842,386	16,987,063	42,829,449
Sprott Junior Copper Miners ETF	4,502,191	3,645,379	1,172,195	4,817,574
Sprott Nickel Miners ETF	1,161,999	715,000	527,839	1,242,839
Sprott Copper Miners ETF	8,671,405	2,328,733	6,845,330	9,174,063
Sprott Silver Miners & Physical Silver ETF*	24,049,491	22,509,928	3,361,899	25,871,827
Sprott Active Gold & Silver Miners ETF*	–	–	–	–
Sprott Active Metals & Miners ETF*	–	–	–	–

*	Represents the activities since inception through December 31, 2025
**	The Affiliated Investments at value presented in the Statement of Assets and Liabilities may include the market value of securities that are on loan. For the year ended December 31, 2025, the Sprott Uranium Miners ETF Affiliated investments at value included $24,571,166 of market value for securities on loan.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by SSB. SSB’s indemnity allows for full replacement of securities lent wherein SSB will purchase the unreturned loaned securities on the open market by applying the proceeds of the collateral, or to the extent such proceeds are insufficient or the collateral is unavailable, SSB will purchase the unreturned loan securities at SSB’s expense. However, the Funds could suffer a loss if the value of the investments purchased with cash collateral falls below the value of the cash collateral received.

Sprott Gold Miners ETF	Remaining contractual maturity of the agreements

Securities Lending Transactions	Overnight & Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Common Stocks	$18,638,872	$–	$–	$–	$18,638,872
Total Borrowings					18,638,872
Gross amount of recognized liabilities for securities lending (collateral received)					18,638,872

Sprott Junior Gold Miners ETF	Remaining contractual maturity of the agreements

Securities Lending Transactions	Overnight & Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Common Stocks	$25,304,632	$–	$–	$–	$25,304,632
Total Borrowings					25,304,632
Gross amount of recognized liabilities for securities lending (collateral received)					25,304,632

Sprott Critical Materials ETF	Remaining contractual maturity of the agreements

Securities Lending Transactions	Overnight & Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Common Stocks	$15,902,452	$–	$–	$–	$15,092,452
Total Borrowings					15,092,452
Gross amount of recognized liabilities for securities lending (collateral received)					15,092,452

Sprott Lithium Miners ETF	Remaining contractual maturity of the agreements

Securities Lending Transactions	Overnight & Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Common Stocks	$606,161	$–	$–	$–	$606,161
Total Borrowings					606,161
Gross amount of recognized liabilities for securities lending (collateral received)					606,161

74  |  December 31, 2025

Sprott ETFs
Notes to Financial Statements and Financial Highlights	December 31, 2025

Sprott Uranium Miners ETF	Remaining contractual maturity of the agreements

Securities Lending Transactions	Overnight & Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Common Stocks	$55,762,264	$–	$–	$–	$55,762,264
Total Borrowings					55,762,264
Gross amount of recognized liabilities for securities lending (collateral received)					55,762,264

Sprott Junior Uranium Miners ETF	Remaining contractual maturity of the agreements

Securities Lending Transactions	Overnight & Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Common Stocks	$25,842,386	$–	$–	$–	$25,842,386
Total Borrowings					25,842,386
Gross amount of recognized liabilities for securities lending (collateral received)					25,842,386

Sprott Junior Copper Miners ETF	Remaining contractual maturity of the agreements

Securities Lending Transactions	Overnight & Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Common Stocks	$3,645,379	$–	$–	$–	$3,645,379
Total Borrowings					3,645,379
Gross amount of recognized liabilities for securities lending (collateral received)					3,645,379

Sprott Nickel Miners ETF	Remaining contractual maturity of the agreements

Securities Lending Transactions	Overnight & Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Common Stocks	$715,000	$–	$–	$–	$715,000
Total Borrowings					715,000
Gross amount of recognized liabilities for securities lending (collateral received)					715,000

Sprott Copper Miners ETF	Remaining contractual maturity of the agreements

Securities Lending Transactions	Overnight & Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Common Stocks	$2,328,733	$–	$–	$–	$2,328,733
Total Borrowings					2,328,733
Gross amount of recognized liabilities for securities lending (collateral received)					2,328,733

Sprott Silver Miners & Physical Silver ETF	Remaining contractual maturity of the agreements

Securities Lending Transactions	Overnight & Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Common Stocks	$22,509,928	$–	$–	$–	$22,509,928
Total Borrowings					22,509,928
Gross amount of recognized liabilities for securities lending (collateral received)					22,509,928

Sprott Active Gold & Silver Miners ETF	Remaining contractual maturity of the agreements

Securities Lending Transactions	Overnight & Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Common Stocks	$–	$–	$–	$–	$–
Total Borrowings					–
Gross amount of recognized liabilities for securities lending (collateral received)					–

Sprott Active Metal & Miners ETF	Remaining contractual maturity of the agreements

Securities Lending Transactions	Overnight & Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Common Stocks	$–	$–	$–	$–	$–
Total Borrowings					–
Gross amount of recognized liabilities for securities lending (collateral received)					–

75  |  December 31, 2025

Sprott ETFs
Notes to Financial Statements and Financial Highlights	December 31, 2025

6. INVESTMENT ADVISORY FEE AND OTHER AFFILIATED TRANSACTIONS

A. Advisory and Sub-Advisory Fees

The Adviser serves as the Funds’ investment adviser pursuant to an Investment Advisory Agreement with the Trust on behalf of each Fund (the “Advisory Agreement”). Pursuant to the Advisory Agreement, each Fund pays the Adviser an annual management fee for the services and facilities it provides, payable on a monthly basis as a percentage of the relevant Fund’s average daily net assets as set out below.

Fund	Advisory Fee
Sprott Gold Miners ETF	0.35%
Sprott Junior Gold Miners ETF	0.35%
Sprott Critical Materials ETF	0.65%
Sprott Lithium Miners ETF	0.65%
Sprott Uranium Miners ETF	0.75%
Sprott Junior Uranium Miners ETF	0.80%
Sprott Junior Copper Miners ETF	0.75%
Sprott Nickel Miners ETF	0.75%
Sprott Copper Miners ETF	0.65%
Sprott Silver Miners & Physical Silver ETF	0.65%
Sprott Active Gold & Silver Miners ETF	0.89%
Sprott Active Metals & Miners ETF	0.89%

The Sub-Adviser serves as each Fund’s sub-adviser pursuant to a sub-advisory agreement with the Adviser and the Trust (the “Sub-Advisory Agreement”). Pursuant to the Sub-Advisory Agreement, the Adviser pays the Sub-Adviser a sub-advisory fee out of the Adviser’s advisory fee for the services it provides. The fee is payable on a monthly basis at the annual rate of the relevant Fund’s average daily net assets as set out below:

Average Assets*	Sub-Advisory Fee**
Up to $250 million	0.04%
$250 million-$500 million	0.03%
Above $500 million	0.02%

*	Subject to the following annual minimums per fund sub-advised by the Sub-Adviser for Sprott: (i) first two funds: $40,000 per fund; (ii) additional funds: $30,000 per fund.
**	Annual rate stated as a percentage of the average daily net assets of the Funds.

B. Fee Waiver Arrangement

For the Sprott Gold Miners ETF and the Sprott Junior Gold Miners ETF, the Adviser is paid a monthly management fee at an annual rate (stated as a percentage of the average daily net assets of each Fund) of 0.35%. The Adviser has contractually agreed to waive the management fee, and/or reimburse expenses so that total annual operating expenses of these funds after fee waiver/expense reimbursements (not including distribution (12b-1) fees, shareholder service fees, acquired fund fees and expenses, taxes, brokerage commissions and extraordinary expenses) do not exceed a maximum of 0.50% of the Funds’ average daily net assets through April 30, 2035. The Adviser will be permitted to recover expenses it has borne to the extent that the Funds’ expenses in later periods fall below the annual rates set forth in the expense agreement. These Funds’ fee waiver/expense reimbursement arrangements with the Adviser permit the Adviser to recapture only if any such recapture payments do not cause the Funds’ expense ratio (after recapture) to exceed the lesser of (i) the expense cap in effect at the time of the waiver and (ii) the expense cap in effect at the time of the recapture. The Funds will not be obligated to pay any such deferred fees and expenses more than three years after the particular date on which the fees and expenses were deferred. This expense agreement may only be terminated by the Board of Trustees of Sprott Funds Trust.

For the period ended December 31, 2025, the fees waived and recoupment of previously waived fees were as follows:

	Fees waived by Advisor	Expense Recoupment of Previously Waived Fees
Sprott Gold Miners ETF	$–	$5,138
Sprott Junior Gold Miners ETF	14,447	54,104

76  |  December 31, 2025

Sprott ETFs
Notes to Financial Statements and Financial Highlights	December 31, 2025

As of December 31, 2025, the balance of recoupable expenses for the Fund was as follows:

	Expires December 31, 2026	Expires December 31, 2027	Expires December 31, 2028
Sprott Junior Gold Miners ETF	$85,803	$30,073	$14,447

C. Unitary Fee Arrangement

Under the Investment Advisory Agreement for all of the Sprott ETFs excluding Sprott Gold Miners ETF and Sprott Junior Gold Miners ETF, the Adviser has agreed to pay all expenses incurred by each such Fund except for the fee paid to the Adviser, interest, taxes, brokerage commissions and other expenses incurred in placing or settlement of orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act.

7. TRUSTEES OF THE TRUST

The Board consists of five Trustees, four of whom are not “interested persons” (as defined in the 1940 Act) of the Trust (“Independent Trustees”), and one of whom is an interested person. During the period from January 1, 2025 to June 30, 2025, each Independent Trustee was paid a prorated amount based on an annual retainer of $65,000 for his or her services as a Board member to the Trust and another trust in the fund complex, together with out-of-pocket expenses in accordance with the Board’s policy on travel and other business expenses relating to attendance at meetings. Effective July 1, 2025, the annual retainer for each Independent Trustee increased to $105,000.

8. PURCHASES AND SALES OF SECURITIES

For the twelve months ended December 31, 2025, the cost of purchases and proceeds from sales of investment securities, excluding short-term investments and in-kind transactions, were as follows:

Fund	Purchases	Sales
Sprott Gold Miners ETF	$257,875,108	$255,909,942
Sprott Junior Gold Miners ETF	152,180,878	149,746,027
Sprott Critical Materials ETF	49,765,934	46,532,500
Sprott Lithium Miners ETF	8,193,651	7,673,138
Sprott Uranium Miners ETF	578,711,225	562,147,290
Sprott Junior Uranium Miners ETF	109,702,428	114,981,178
Sprott Junior Copper Miners ETF	16,154,804	12,644,941
Sprott Nickel Miners ETF	7,203,022	6,686,941
Sprott Copper Miners ETF	12,327,165	10,882,949
Sprott Silver Miners & Physical Silver ETF*	103,043,980	105,939,195
Sprott Active Gold & Silver Miners ETF*	26,111,175	13,694,713
Sprott Active Metals & Miners ETF*	1,950,292	3,131,789

For the twelve months ended December 31, 2025, the cost of in-kind purchases and proceeds from in-kind sales were as follows:

Fund	Purchases	Sales
Sprott Gold Miners ETF	$68,371,731	$36,900,208
Sprott Junior Gold Miners ETF	59,978,304	30,274,611
Sprott Critical Materials ETF	161,700,900	–
Sprott Lithium Miners ETF	17,909,399	2,020,519
Sprott Uranium Miners ETF	368,295,555	625,977,561
Sprott Junior Uranium Miners ETF	116,890,399	142,383,767
Sprott Junior Copper Miners ETF	33,772,721	10,671,933
Sprott Nickel Miners ETF	32,260,401	15,558,480
Sprott Copper Miners ETF	51,979,264	5,646,075
Sprott Silver Miners & Physical Silver ETF*	527,235,290	98,789,137
Sprott Active Gold & Silver Miners ETF*	93,605,026	15,579,073
Sprott Active Metals & Miners ETF*	38,300,878	–

77  |  December 31, 2025

Sprott ETFs
Notes to Financial Statements and Financial Highlights	December 31, 2025

For the twelve months ended December 31, 2025, the net realized gains/(losses) on in-kind transactions were as follows:

Fund	Net Realized Gain/(Loss)
Sprott Gold Miners ETF	$21,109,283
Sprott Junior Gold Miners ETF	15,360,710
Sprott Critical Materials ETF	–
Sprott Lithium Miners ETF	1,105,913
Sprott Uranium Miners ETF	272,362,944
Sprott Junior Uranium Miners ETF	59,838,022
Sprott Junior Copper Miners ETF	3,252,209
Sprott Nickel Miners ETF	3,083,936
Sprott Copper Miners ETF	2,795,281
Sprott Silver Miners & Physical Silver ETF*	38,958,765
Sprott Active Gold & Silver Miners ETF*	5,807,006
Sprott Active Metals & Miners ETF*	–

*	Represents the period from inception through period end.

Gains on in-kind transactions are not considered taxable for federal income tax purposes and losses on in-kind transactions are also not deductible for tax purposes.

9. CAPITAL SHARE TRANSACTIONS

Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 10,000 Shares. Only broker-dealers or large institutional investors with creation and redemption agreements called Authorized Participants (“AP”) are permitted to purchase or redeem Creation Units from the Funds. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per unit of each Fund on the transaction date. Cash may be substituted for the equivalent value of certain securities, generally when they are not available in sufficient quantity for delivery, not eligible for trading by the AP or as a result of other market circumstances.

A fixed creation transaction fee of $500 for Sprott Critiecal Materials ETF per transaction. A fixed redemption transaction of $400 for Sprott Nickel Miners ETF per transaction. A fixed redemption fee of $300 for Sprott Gold Miners ETF, Sprott Junior Gold Miners ETF, Sprott Uranium Miners ETF, Sprott Junior Uranium Miners ETF, Sprott Copper Minters ETF, Sprott Junior Copper Miners ETF, Sprott Lithium Miners ETF, Sprott Silver Miners & Physical Silver ETF, Sprott Active Gold & Silver Miners ETF, and Sprott Active Metals & Miners ETF per transaction (the “Creation Transaction Fee”) is applicable to each transaction regardless of the number of Creation Units purchased in the transaction. The price for each Creation Unit will equal the daily NAV per Share times the number of shares in a Creation Unit plus the fee sescribed above and, if applicable, any transfer taxes. An additional variable charge for cash creations or partial cash creations may also be imposed to compensate a Fund for the costs associated with buying the applicable securities. A Fund may adjust these fees from time to time based on actual experience. These fees are included the Capital Share Transactions section of the Statement of Changes in Net Assets.

78  |  December 31, 2025

Sprott ETFs
Notes to Financial Statements and Financial Highlights	December 31, 2025

10. RELATED PARTY TRANSACTIONS

Each Fund may engage in cross trades with other funds in the Trust pursuant to Rule 17a-7 under the 1940 Act. Cross trading is the buying or selling of portfolio securities between funds to which the Adviser serves as the investment adviser. The Board has adopted procedures that apply to transactions between the funds of the Trust pursuant to Rule 17a-7. It has been reported to the Board that these transactions related to cross trades during the period complied with the requirements set forth by Rule 17a-7 and the Trust’s procedures.

Transactions related to cross trades during the period ended December 31, 2025 were as follows:

Fund	Purchase Cost Paid	Sale Proceeds Received	Realized Gain/(Loss) on Sales
Sprott Gold Miners ETF	$8,435,178	$499,954	$315,955
Sprott Junior Gold Miners ETF	–	4,227,810	914,826
Sprott Critical Materials ETF	4,106,669	186,842	(24,227)
Sprott Lithium Miners ETF	58,692	51,974	4,442
Sprott Uranium Miners ETF	3,901,394	12,820,519	(9,327,554)
Sprott Junior Uranium Miners ETF	9,192,229	3,916,327	(4,653,635)
Sprott Junior Copper Miners ETF	155,765	51,698	3,868
Sprott Nickel Miners ETF	17,990	425,708	71,694
Sprott Copper Miners ETF	78,756	–	–
Sprott Silver Miners & Physical Silver ETF	–	182,823	(35,194)
Sprott Active Gold & Silver Miners ETF	–	–	–
Sprott Active Metals & Miners ETF	124,395	–	–

11. SEGMENT REPORTING

In accordance with the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, the Funds have evaluated their business activities and determined that they each operate as a single reportable segment.

The Chief Compliance Officer and Chief Financial Officer of the Adviser are deemed to be the Chief Operating Decision Maker (“CODM”). The CODM is responsible for assessing each Fund’s financial performance and allocating resources. In making these assessments, the CODM evaluates each Fund’s financial results on an aggregated basis, rather than by separate segments. As such, the Funds do not allocate operating expenses or assets to multiple segments, and accordingly, no additional segment disclosures are required.

The Funds primarily generate income through dividends, interest, and realized/unrealized gains on their investment portfolios. Expenses incurred, including management fees, Fund operating expenses, and transaction costs, are considered general Fund-level expenses and are not allocated to specific segments or business lines.

Management has determined that the Funds do not meet the criteria for disaggregated segment reporting under ASU 2023-07 and will continue to evaluate its reporting requirements in accordance with applicable accounting standards.

12. SUBSEQUENT EVENTS

The Funds have evaluated the need for disclosures and/or adjustments resulting from subsequent events that occurred between December 31, 2025 and the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements.

79  |  December 31, 2025

Sprott ETFs
Report of Independent Registered Public Accounting Firm	December 31, 2025

To the Shareholders and Board of Trustees
of Sprott Funds Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Sprott Gold Miners ETF, Sprott Junior Gold Miners ETF, Sprott Critical Materials ETF, Sprott Lithium Miners ETF, Sprott Uranium Miners ETF, Sprott Junior Uranium Miners ETF, Sprott Junior Copper Miners ETF, Sprott Nickel Miners ETF, Sprott Copper Miners ETF, Sprott Silver Miners & Physical Silver ETF, Sprott Active Gold & Silver Miners ETF, and Sprott Active Metals & Miners ETF (the “Funds”), each a series of Sprott Funds Trust (the “Trust”), including the schedules of investments, as of December 31, 2025, the related statements of operations, the statements of changes in net assets and the financial highlights for each of the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of December 31, 2025, the results of their operations, the changes in their net assets and their financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Individual Funds constituting Sprott Funds Trust	Statements of operations	Statements of changes in net assets	Financial highlights
Sprott Gold Miners ETF, Sprott Junior Gold Miners ETF	For the year ended December 31, 2025.	For each of the two years in the period ended December 31, 2025.	For each of the five years in the period ended December 31, 2025.

Sprott Critical Materials, Sprott Lithium Miners ETF, Sprott Junior Uranium Miners ETF, Sprott Junior Copper Miners ETF	For the year ended December 31, 2025.	For each of the two years in the period ended December 31, 2025.	For each of the two years in the period ended December 31, 2025 and for the period February 1, 2023 (commencement of operations) through December 31, 2023.

Sprott Uranium Miners ETF	For the year ended December 31, 2025.	For each of the two years in the period ended December 31, 2025.	For each of the three years in the period ended December 31, 2025, the period September 1, 2022 through December 31, 2022 and for the year ended August 31, 2022.

Sprott Nickel Miners ETF	For the year ended December 31, 2025.	For each of the two years the year in the period ended December 31, 2025.	For each of the two years in the period ended December 31, 2025 and for the period March 21, 2023 (commencement of operations) through December 31, 2023.

Sprott Copper Miners ETF	For the year ended December 31, 2025.	For the year ended December 31, 2025 and for the period March 5, 2025 (commencement of operations) through December 31, 2025.	For the year ended December 31, 2025 and for the period March 5, 2025 (commencement of operations) through December 31, 2025.

Sprott Silver Miners & Physical Silver ETF	For the period January 14, 2025 (commencement of operations) through December 31, 2025.	For the period January 14, 2025 (commencement of operations) through December 31, 2025.	For the period January 14, 2025 (commencement of operations) through December 31, 2025.

Sprott Active Gold & Silver Miners ETF	For the period February 19, 2025 (commencement of operations) through December 31, 2025.	For the period February 19, 2025 (commencement of operations) through December 31, 2025.	For the period February 19, 2025 (commencement of operations) through December 31, 2025.

Sprott Active Metals & Miners ETF	For the period September 9, 2025 (commencement of operations) through December 31, 2025.	For the period September 9, 2025 (commencement of operations) through December 31, 2025.	For the period September 9, 2025 (commencement of operations) through December 31, 2025.

With respect to Sprott Uranium Miners ETF, the financial highlights for the year ended August 31, 2021, have been audited by other auditors, whose report dated October 29, 2021 expressed unqualified opinions on such financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2019.

80  |  December 31, 2025

Sprott ETFs
Report of Independent Registered Public Accounting Firm	December 31, 2025

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
March 2, 2026

81  |  December 31, 2025

Sprott ETFs
Additional Information (Unaudited)	December 31, 2025

TAX INFORMATION

Pursuant to Section 853(c) of the Internal Revenue Code, the Funds designated the following for the calendar year ended December 31, 2025:

	Foreign Taxes Paid	Foreign Source Income
Sprott Gold Miners ETF	$595,852	$4,607,403
Sprott Junior Gold Miners ETF	$61,918	$1,223,734
Sprott Uranium Miners ETF	$54,079	$12,148,459
Sprott Critical Materials ETF	$273,915	$273,915
Sprott Junior Uranium Miners ETF	$0	$51,020
Sprott Lithium Miners ETF	$1,017	$41,967
Sprott Junior Copper Miners ETF	$14,215	$268,915
Sprott Nickel Miners ETF	$28,657	$208,418
Sprott Copper Miners ETF	$11,432	$195,059
Sprott Silver Miners & Physical Silver ETF	$48,157	$465,676
Sprott Active Gold & Silver Miners ETF	$41,780	$448,177
Sprott Active Metals & Miners ETF	$1,708	$40,170

The Funds designate the following for federal income tax purposes for distributions made during the calendar year ended December 31, 2025:

	QDI	DRD
Sprott Gold Miners ETF	55.00%	13.22%
Sprott Junior Gold Miners ETF	3.71%	0.00%
Sprott Uranium Miners ETF	21.91%	0.00%
Sprott Critical Materials ETF	10.01%	3.83%
Sprott Junior Uranium Miners ETF	0.00%	0.00%
Sprott Lithium Miners ETF	2.42%	1.10%
Sprott Junior Copper Miners ETF	1.49%	0.00%
Sprott Nickel Miners ETF	29.03%	0.00%
Sprott Copper Miners ETF	10.82%	7.40%
Sprott Silver Miners & Physical Silver ETF	1.59%	0.00%
Sprott Active Gold & Silver Miners ETF	16.21%	1.19%
Sprott Active Metals & Miners ETF	12.99%	5.44%

In early 2026, if applicable, shareholders of record received this information for the distribution paid to them by the Funds during the calendar year 2025 via Form 1099. The Funds will notify shareholders in early 2027 of amounts paid to them by the Funds, if any, during the calendar year 2026.

82  |  December 31, 2025

Sprott ETFs
Changes in and Disagreements with Accountants for Open-End Management Investment Companies	December 31, 2025 (Unaudited)

Nothing to report.

83  |  December 31, 2025

Sprott ETFs
Proxy Disclosures for Open-End Management Investment Companies	December 31, 2025 (Unaudited)

No matters were submitted to the shareholders of the Funds for their vote during this reporting period.

84  |  December 31, 2025

Sprott ETFs
Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies	December 31, 2025 (Unaudited)

Included in the Financial Statements - see Statements of Operations.

85  |  December 31, 2025

Sprott ETFs
Statement Regarding Basis for Approval of Investment Advisory Contract	December 31, 2025 (Unaudited)

Board Approval of Investment Advisory and Sub-Advisory Agreements for the Sprott Active Metals & Miners ETF

The Board of Trustees (the “Board”) of Sprott Funds Trust (the “Trust”) on behalf of its series Sprott Active Metals & Miners ETF (the “Fund”) at a regular meeting held in Darien, Connecticut, on September 2, 2025, considered whether it would be in the best interests of the Fund and its shareholders for the Board of Trustees of the Trust (the “Board”) to approve the Amended and Restated Investment Advisory Agreement between the Trust on behalf of the Fund and Sprott Asset Management USA, Inc. (“SAM USA” or the “Adviser”) (the “Advisory Agreement”), and the Amended Sub-Advisory Agreement between SAM USA and ALPS Advisors, Inc. (“ALPS” or the “Sub-Adviser”) (the “Sub-Advisory Agreement” and, together with the Advisory Agreement, the “Agreements”). SAM USA together with ALPS are referred to each as an “Adviser” and, collectively, as the “Advisers.” In connection with the Board’s review of the Agreements, the Trustees who are not “interested persons” of the Fund within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”) (collectively, the “Independent Trustees”) requested, and the Advisers provided the Board with, information about a variety of matters, including, without limitation, the following information:

●	Nature, extent and quality of services to be provided by the Advisers, including background information on the qualifications and experience of key professionals of the Advisers’ personnel that provide services to the Fund;

●	Fee charged to and expenses of the Fund, including comparative fee and expense information for registered investment companies similar to the Fund;

●	Costs of the services provided, and expected profits to be realized by each Adviser, if any; and

●	Economies of scale.

At the meeting, the Board, including the Independent Trustees determined that the approvals of the Agreements were in the best interests of the Fund in light of the services, personnel, expenses and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment and approved them.

To reach this determination, the Board considered its duties under the 1940 Act as well as under the general principles of state law in reviewing and approving advisory contracts; the fiduciary duty of investment advisers with respect to advisory agreements and the receipt of investment advisory compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of each of the Agreements, the Independent Trustees received materials in advance of the Board meeting from the Advisers. The Board applied its business judgment to determine whether the arrangements by and among the Fund, SAM USA and ALPS are reasonable business arrangements from the Fund’s perspective as well as from the perspective of its respective shareholders.

Nature, Extent and Quality of Services Provided

Sprott Asset Management USA, Inc.

The Board noted that the Adviser provides investment management services on a discretionary basis to its clients, which include registered investment companies, private funds, individuals and institutions with separately managed accounts. The Board further noted that the Adviser is a wholly-owned subsidiary of Sprott, Inc., a publicly traded company. The Board reviewed the credentials of the key investment personnel that would be responsible for servicing the Fund, noting that each had considerable experience in the asset management industry. The Board discussed the responsibilities of the Adviser with respect to the Fund, including making investment decisions for the Fund, compliance, analysis and certain administrative services. The Board reviewed the Adviser’s research capabilities and the quality of its compliance infrastructure. The Board discussed the Adviser’s oversight of the Sub-Adviser, which included oversight of the Sub Adviser’s adherence to the Fund’s investment strategies and restrictions and trading, as well as compliance monitoring. The Board concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to perform its duties under the Advisory Agreement and that the nature, overall quality and extent of the management services to be provided by the Adviser to the Fund would be satisfactory.

ALPS Advisors, Inc.

The Board reviewed materials provided by the Sub-Adviser, which included a description of any material changes to its business operations since the Board last reviewed the Sub-Advisory Agreement. The Board reviewed the background information of key investment personnel responsible for servicing the Fund, considering their education and financial industry experience. The Board discussed the responsibilities of the Sub-Adviser with respect to the Fund noting that the Sub-Adviser was responsible for implementing trades for the Fund provided by the Adviser. The Board further noted the Sub-Adviser reported no material compliance or litigation issues since the sub-advisory agreement was last renewed.

The Board concluded that the Sub-Adviser is expected to provide a high level of quality service to the Fund and its shareholders.

86  |  December 31, 2025

Sprott ETFs
Statement Regarding Basis for Approval of Investment Advisory Contract	December 31, 2025 (Unaudited)

Investment Performance

Sprott Asset Management USA, Inc. and ALPS Advisors, Inc.

The Board noted that the Fund is a new Fund with no performance history.

Fees and Expenses

Sprott Asset Management USA, Inc.

The Board noted that the advisory fee for the Fund will be 0.89% of the Fund’s net assets. The Board further noted that the fee is a unitary fee, and as such, the expense ratio for the Fund is also 0.89% and the Adviser agrees to pay the operating costs of the Fund with certain limited exceptions. The Board noted that the Fund’s advisory fee and expense ratio ranked towards the high end but was within the range of peers in both categories. The Board discussed the expertise required to actively manage the Fund. The Board took into consideration that the advisory fee for the Fund is a “unitary fee,” meaning that the Fund pays no expenses other than the advisory fee and certain expenses customarily excluded from unitary fee arrangements, such as brokerage commissions, taxes, and interest. The Board noted that, under the Agreement, the Adviser will be responsible for compensating the Fund’s other service providers and paying the Fund’s other expenses out of its own fee and resources. The Board further determined that the fees reflected a reasonable allocation of the advisory fee between the Adviser and Sub-Adviser, given the work to be performed by each. The Board considered the information provided about the costs and expenses to be incurred by the Adviser in providing advisory services, evaluated the compensation and benefits to be received by the Adviser from its relationship with the Fund, and reviewed a profitability analysis from the Adviser with respect to the Fund. The Board considered the risks borne by the Adviser associated with providing services to the Fund, including the entrepreneurial risk associated with sponsoring new funds, as well as the enterprise risk emanating from litigation and reputational risks, operational and business risks, and other risks associated with the ongoing management of the Fund.

ALPS Advisors, Inc.

The Board considered the fee and expense comparison information provided by the Sub-Adviser and the services to be provided to the Fund. The Board considered that the Sub-Advisory fee to be paid by the Adviser and not the Fund. The Board noted that the Sub-Advisory fee charged by the Sub-Adviser was lower than the fees it charged to certain other funds. The Board concluded that the sub-advisory fee to be paid to the Sub-Adviser by the Adviser is reasonable for the services to be provided by the Sub-Adviser. The Board noted the high quality of portfolio management services currently provided by the Sub-Adviser to certain other funds advised by the Sub-Adviser.

Profitability

Sprott Asset Management USA, Inc.

The Board reviewed the pro forma profitability analysis provided by the Adviser and noted that the Adviser is expected to earn a minor profit on the Fund in the first year of the Fund’s operations, given its expected asset size after it is launched. The Board after reviewing pro forma profitability information about the Adviser concluded that the advisory fee paid by the Fund to the Adviser was not unreasonable.

ALPS Advisors, Inc.

The Board reviewed the profitability analysis provided by the Sub-Adviser with respect to its management of the Fund. The Board noted that the Sub- Adviser is expected to earn a modest profit from the management of the Fund. The Board concluded that excessive profitability was not an issue at this time.

Economies of Scale

Sprott Asset Management USA, Inc. and ALPS Advisors, Inc.

The Board considered the existence of any economies of scale in the provisions of the services by the Advisers and whether those economies would be shared with the Fund through breakpoints in its management fees or other means, such as expense caps or fee waivers. The Board also considered the extent to which the Fund would benefit from such economies of scale and whether there should be changes in the advisory fee rate or breakpoint structure in order to enable the Fund to more fully participate in these economies of scale. The Board considered the Fund’s estimated asset level and whether the proposed fee schedule was appropriate. The Board concluded that the fee structure without breakpoints proposed for the Fund was reasonable.

87  |  December 31, 2025

Sprott ETFs
Statement Regarding Basis for Approval of Investment Advisory Contract	December 31, 2025 (Unaudited)

Conclusion

Having requested and received such information from the Adviser as the Board believed it to be reasonably necessary to evaluate the terms of the advisory agreement, and as assisted by the advice of counsel, the Board concluded that the approval of the advisory agreements was in the best interests of the Fund and its shareholders.

88  |  December 31, 2025

This material must be preceded or accompanied by the Prospectus.

www.sprott.com

ALPS Distributors, Inc., a FINRA member, is the distributor for the Sprott ETFs.

SPROTT GOLD EQUITY FUND

Financial Statements and Other Important Information

For the Fiscal Year Ended December 31, 2025

(Form N-CSR Items 7-11)

SPROTT GOLD EQUITY FUND

ITEM 7 – Financial Statements and Financial Highlights for Open-End Management Investment Companies

SPROTT GOLD EQUITY FUND

SCHEDULE OF INVESTMENTS

December 31, 2025

	Shares	Value
COMMON STOCKS — 84.3%
Gold Related Securities — 72.9%(a)
Australia — 11.2%
Emerald Resources NL(b)	9,090,200	$38,339,404
Evolution Mining, Ltd.	360,581	3,051,244
Genesis Minerals, Ltd.(b)	6,459,700	31,253,971
Ora Banda Mining, Ltd.(b)	22,111,174	22,576,576
Ramelius Resources, Ltd.	20,120,645	55,858,604
West African Resources Ltd.(b)	6,469,000	12,951,297
Westgold Resources, Ltd.	9,021,200	38,770,823
		202,801,919
Canada — 55.8%
Agnico Eagle Mines, Ltd.	387,150	65,653,735
Alamos Gold, Inc. - Class A	852,700	32,897,166
Barrick Mining Corp.	1,646,833	71,738,112
Discovery Silver Corp.(b)	6,012,700	36,710,084
DPM Metals, Inc.	2,122,800	65,607,210
Eldorado Gold Corp.(b)	1,609,000	57,795,280
Equinox Gold Corp.(b)	3,923,445	55,140,617
G Mining Ventures Corp.(b)	3,056,200	92,384,057
i-80 Gold Corp.(b)	32,476,937	47,796,738
IAMGOLD Corp.(b)(c)	4,609,300	76,007,357
International Tower Hill Mines, Ltd.(b)(d)(e)	19,627,315	36,178,724
Kinross Gold Corp.	1,548,200	43,597,312
Lundin Gold, Inc.	316,100	26,258,950
Minera Alamos, Inc.(b)(d)	25,352,113	9,789,530
Montage Gold Corp.(b)	1,547,300	11,137,900
New Found Gold Corp.(b)(c)(d)	3,325,000	9,835,343
OceanaGold Corp.	3,038,400	86,112,535
OR Royalties, Inc.	1,250,224	44,286,832
Osisko Development Corp.(b)	2,580,000	9,004,200
Southern Cross Gold Consolidated, Ltd.(b)	1,158,680	8,946,470
Torex Gold Resources, Inc.	1,085,200	51,818,883
Wesdome Gold Mines, Ltd.(b)	2,147,600	35,580,798
Wheaton Precious Metals Corp.	299,000	35,138,480
		1,009,416,313
United Kingdom — 2.2%
Anglogold Ashanti PLC	467,600	39,876,928

United States — 3.7%
Perpetua Resources Corp.(b)(c)	1,836,150	44,453,191
SSR Mining, Inc.(b)	1,065,700	23,360,144
		67,813,335
Total Gold Related Securities		1,319,908,495

The accompanying notes are an integral part of these financial statements.

SPROTT GOLD EQUITY FUND

SCHEDULE OF INVESTMENTS

December 31, 2025 (Continued)

	Shares	Value
COMMON STOCKS — (Continued)
Other Precious Metals Related Securities — 11.0%
Canada — 2.9%
Endeavour Silver Corp.(b)(c)	1,077,200	$10,125,680
Vizsla Royalties Corp.(b)(d)	286,457	918,299
Vizsla Silver Corp.(b)(d)	7,563,950	41,441,772
		52,485,751
South Africa — 2.3%
Valterra Platinum Ltd.	484,000	40,579,616

United States — 5.8%
Coeur Mining, Inc.(b)(c)	5,350,864	95,405,905
Sunshine Silver Mining and Refining(b)(f) (Originally Acquired 03/15/11, Cost $4,525,333)	243,691	9,747,640
		105,153,545
Total Other Precious Metals Related Securities		198,218,912

Other Securities — 0.4%
United States — 0.4%
Blue Spark Energy Systems, Inc.(b)(f) (Originally Acquired 05/31/24, Cost $745)	3,727	671
Gold Bullion International LLC(b)(e)(f) (Originally Acquired 05/12/10, Cost $5,000,000)	5,000,000	7,150,000
I-Pulse, Inc.(b)(f) (Originally Acquired 10/09/07, Cost $125,352)	74,532	186,330
Total Other Securities		7,337,001

TOTAL COMMON STOCKS
(Cost $674,165,764)		1,525,464,408

GOLD BULLION — 11.0%
United States — 11.0%
Gold Bullion(b)	45,913	198,316,790

TOTAL GOLD BULLION
(Cost $18,415,966)		198,316,790

PRIVATE FUND — 1.7%
Tocqueville Bullion Reserve LP(b)(e)	7,619	30,369,028

TOTAL PRIVATE FUND
(Cost $13,795,735)		30,369,028

The accompanying notes are an integral part of these financial statements.

SPROTT GOLD EQUITY FUND

SCHEDULE OF INVESTMENTS

December 31, 2025 (Continued)

	Contracts	Value
WARRANTS — 0.8%
Gold Related Securities — 0.8%
Canada — 0.6%
Dundee Precious Metals, Inc., Expires 12/10/2026, Exercise Price $5.00(b)	1,662,500	$400,160
i-80 Gold Corp., Expires 11/16/2027, Exercise Price $0.70(b)	11,300,000	10,620,870
Osisko Development Corp., Expires 03/02/2027, Exercise Price $14.75(b)	499,999	49,179

United States — 0.2%
Contango ORE, Inc., Expires 05/09/2026, Exercise Price $30.00(b)(d)	100,000	134,460
Minera Alamos, Inc., Expires 09/17/2028, Exercise Price $0.71(b)(d)	25,352,113	1,779,847
Osisko Development Corp., Expires 08/15/2027, Exercise Price $2.56(b)	1,290,000	1,633,785

Total Gold Related Securities		14,618,301

TOTAL WARRANTS
(Cost $860,154)		14,618,301

	Par
CONVERTIBLE BONDS — 0.3%
Gold Related Securities — 0.3%
Canada — 0.3%
I-80 Gold Corp., 8.00%, 02/22/2027(d)(f) (Acquired 2/17/2023, Cost $5,662,132)	$5,662,132	5,526,117

TOTAL CONVERTIBLE BONDS
(Cost $5,662,132)		5,526,117

	Units
SHORT-TERM INVESTMENTS — 3.0%
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING — 3.0%
Mount Vernon Liquid Assets Portfolio, LLC, 3.84%(g)	53,865,970	53,865,970

TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING
(Cost $53,865,970)		53,865,970

	Shares
MONEY MARKET FUNDS — 1.5%
Invesco Treasury Portfolio - Institutional Class, 3.56%(g)	27,592,623	27,592,623
TOTAL MONEY MARKET FUNDS
(Cost $27,592,623)		27,592,623

TOTAL INVESTMENTS — 102.6%
(Cost $794,358,344)		1,855,753,237
Liabilities in Excess of Other Assets — (2.6)%		(46,556,502)

TOTAL NET ASSETS — 100.0%		$1,809,196,735

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of these financial statements.

SPROTT GOLD EQUITY FUND

SCHEDULE OF INVESTMENTS

December 31, 2025 (Continued)

LLC - Limited Liability Company

LP - Limited Partnership

PLC - Public Limited Company

(a)	To the extent that the Fund invests more heavily in particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan as of December 31, 2025. The total market value of these securities was $51,592,302 which represented 2.9% of net assets. The loaned securities were secured with cash collateral of $53,865,970. Shares of the Mount Vernon Liquid Assets Portfolio LLC were purchased with proceeds from cash collateral received from securities on loan. The Fund cannot repledge or resell this collateral. Collateral is calculated based on prior day’s prices.
(d)	Denotes a security that is either fully or partially restricted for sale. The total market value of these securities was $73,611,939 which represented 4.1% of net assets as of December 31, 2025.
(e)	Affiliated security as defined by the Investment Company Act of 1940.
(f)	Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $22,610,758 or 1.2% of net assets as of December 31, 2025.
(g)	The rate shown represents the 7-day annualized yield as of December 31, 2025.

The accompanying notes are an integral part of these financial statements.

SPROTT GOLD EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2025

ASSETS:
Investments, at Cost	$739,303,531
Investments in Affiliates, at Cost (Note 9)	55,054,813
Foreign currency, at Cost	80,387
Total cost of investments	794,438,731

Investments, at Market Value (including securities on loan) (Note 13)(a)	1,782,055,485
Investments in Affiliates, at Market Value (Note 9)	73,697,752
Foreign currency, at Market Value	80,638
Receivable for investments sold	10,624,817
Receivable for Fund shares sold	417,069
Securities lending income receivable	11,795
Dividends, interest and other receivables	195,978
Other assets	31,807
Total assets	1,867,115,341

LIABILITIES:
Payable for Fund shares redeemed	1,857,636
Payable to Adviser (see Note 5)	1,180,221
Payable for collateral upon return of securities loaned (see Note 13)	53,865,970
Payable to Administrator	252,378
Accrued distribution fee	354,109
Payable to custodian	29,502
Accrued expenses and other liabilities	378,790
Total liabilities	57,918,606

NET ASSETS	$1,809,196,735

Net Assets Consist of:
Paid-in capital	$704,710,698
Total distributable earnings	1,104,486,037
Net assets	$1,809,196,735

Investor Class
Net assets	$1,239,592,020
Shares of beneficial interest outstanding (unlimited shares of $0.01 par value authorized)	9,784,859
Net asset value, offering and redemption price per share	$126.68

Institutional Class
Net assets	$569,604,715
Shares of beneficial interest outstanding (unlimited shares of $0.01 par value authorized)	4,428,867
Net asset value, offering and redemption price per share	$128.61

(a)	Market value of securities on loan $51,592,302.

See Notes to Financial Statements.

SPROTT GOLD EQUITY FUND

STATEMENT OF OPERATIONS

For the Year ended December 31, 2025

INVESTMENT INCOME:
Dividends(1)
Unaffiliated issuers	$7,626,475
Affiliated issuers	721,566
Interest
Unaffiliated issuers	803,073
Affiliated issuers	439,244
Income from securities lending - net of fees (See Note 13)	139,185
Total investment income	9,729,543

EXPENSES:
Investment Adviser’s fee (See Note 5)	10,594,142
Distribution (12b-1) fees - Investor Class Only (See Note 5)	2,124,428
Administration fees (See Note 5)	1,721,365
Transfer agent and shareholder services fees - Investor Class	267,125
Legal fees	230,424
Fund accounting fees	217,948
Custody Fees	184,766
Miscellaneous expense	116,156
Trustee fees and expenses	101,807
Printing and mailing expense	68,817
Blue Sky fees	67,814
Audit fees	50,001
Interest expense (Note 10)	16,611
Insurance expense	11,967
Transfer agent and shareholder services fees - Institutional Class	38,037
Registration fees	4,344
Other expenses	144,571
Net expenses	15,960,323
Net investment income/(loss)	(6,230,780)

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain/(loss) from:
Investments and foreign currency
Unaffiliated Issuers	322,020,372
Affiliated Issuers	(9,696,885)
312,323,487
Net change in unrealized appreciation/(depreciation) on:
Investments and foreign currency
Unaffiliated Issuers	820,974,640
Affiliated Issuers	51,114,659
Foreign currency translation	(10,163)
872,079,136
Net unrealized and realized gain/(loss) on investments and foreign currency	1,184,402,623
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,178,171,483

(1)	Net of foreign taxes withheld of $925,989.

See Notes to Financial Statements.

SPROTT GOLD EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

December 31, 2025

	Year Ended December 31,
	2025	2024
OPERATIONS:
Net investment income/(loss)	$(6,230,780)	$(2,952,685)
Net realized gain/(loss) on sale of investments and foreign currency	312,323,487	19,695,543
Net change in unrealized appreciation/(depreciation)	872,079,136	143,864,085
Net increase/(decrease) in net assets resulting from operations	1,178,171,843	160,606,943

DISTRIBUTIONS TO SHAREHOLDERS
Net dividends and distributions to shareholders - Investor Class	(8,267,734)	—
Net dividends and distributions to shareholders - Institutional Class	(3,768,002)	—
Total dividends and distributions	(12,035,736)	—

FUND SHARE TRANSACTIONS:
Shares sold - Investor Class	114,327,166	54,128,855
Shares sold - Institutional Class	44,766,061	45,777,546
Shares issued as reinvestment of distributions - Investor Class	7,927,466	—
Shares issued as reinvestment of distributions - Institutional Class	3,468,486	—
Shares redeemed - Investor Class(1)	(216,556,631)	(132,808,562)
Shares redeemed - Institutional Class(2)	(173,060,268)	(55,069,882)
Net increase/(decrease)	(219,127,720)	(87,972,043)
Net increase/(decrease) in net assets	947,008,387	72,634,900

NET ASSETS:
Beginning of year	862,188,348	789,553,448
End of year	$1,809,196,735	$862,188,348

(1)	Net of Redemption Fees of $123,023 and $48,782, respectively.
(2)	Net of Redemption Fees of $44,273 and $26,538, respectively.

See Notes to Financial Statements.

SPROTT GOLD EQUITY FUND

FINANCIAL HIGHLIGHTS

INVESTOR CLASS

(For a Share Outstanding Throughout the Period)

	Year Ended December 31,
	2025		2024	2023	2022	2021
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$51.50		$42.71	$41.91	$48.34	$54.81

OPERATIONS:
Net investment income/(loss)(a)	(0.48)		(0.21)	(0.23)	(0.20)	(0.09)
Net realized and unrealized gain/(loss)	76.51		9.00	1.03	(6.18)	(6.38)
Total from investment operations*	76.03		8.79	0.80	(6.38)	(6.47)

DISTRIBUTIONS TO SHAREHOLDERS:
Dividends from net investment income	—		—	—	(0.05)	—
Distributions from net realized gain	(0.85)		—	—	—	—
Total distributions	(0.85)		—	—	(0.05)	—
Change in net asset value for the period	75.18		8.79	0.80	(6.43)	(6.47)
Net asset value, end of period	$126.68		$51.50	$42.71	$41.91	$48.34
*Includes redemption fees per share of	0.01		0.00 (b)	0.00 (b)	0.01	0.01
Total return	147.67%		20.58%	1.91%	(13.21)%	(11.80	)%(c)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000)	$1,239,592		$564,317	$536,956	$598,641	$748,684
Ratio to average net assets:
Expense	1.33	%(d)	1.46%	1.49%	1.44%	1.40%
Net investment income/(loss)	(0.58)%		(0.44)%	(0.55)%	(0.45)%	(0.18)%
Portfolio turnover rate	37%		26%	12%	24%	15%

(a)	Net investment income/(loss) per share is calculated using the average shares outstanding method.
(b)	Represents less than $0.01.
(c)	Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles.
(d)	Includes interest expense of $10,950 or 0.00% of average net assets.

See Notes to Financial Statements.

SPROTT GOLD EQUITY FUND

FINANCIAL HIGHLIGHTS

INSTITUTIONAL CLASS

(For a Share Outstanding Throughout the Period)

	Year Ended December 31,
	2025	2024	2023	2022	2021
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period	$52.14	$43.12	$42.18	$48.71	$55.08

OPERATIONS:
Net investment income/(loss)(a)	(0.25)	(0.07)	(0.11)	(0.06)	0.06
Net realized and unrealized gain/(loss)	77.57	9.09	1.05	(6.25)	(6.43)
Total from investment operations*	77.32	9.02	0.94	(6.31)	(6.37)

DISTRIBUTIONS TO SHAREHOLDERS:
Dividends from net investment income	—	—	—	(0.22)	—
Distributions from net realized gain	(0.85)	—	—	—	—
Total distributions	(0.85)		—	(0.22)	—
Change in net asset value for the period	76.47	9.02	0.94	(6.53)	(6.37)
Net asset value, end of period	$128.61	$52.14	$43.12	$42.18	$48.71
*Includes redemption fees per share of	0.01	0.00 (b)	0.00 (b)	0.00 (b)	0.00	(b)
Total return	148.33%	20.92%	2.23%	(12.97)%	(11.57	)%(c)

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000)	$569,605	$297,871	$252,598	$239,068	$271,212
Ratio to average net assets:
Expense	1.06 (d)	1.17%	1.20%	1.15%	1.11%
Net investment income/(loss)	(0.30)%	(0.15)%	(0.27)%	(0.15)%	0.13%
Portfolio turnover rate	37%	26%	12%	24%	15%

(a)	Net investment income/(loss) per share is calculated using the average shares outstanding method.
(b)	Represents less than $0.01.
(c)	Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles.
(d)	Includes interest expense of $5,661 or 0.00% of average net assets.

See Notes to Financial Statements.

SPROTT GOLD EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

December 31, 2025

1. ORGANIZATION

The Sprott Funds Trust (the “Trust”) was organized as a Delaware statutory trust on January 3, 2018. As of December 31, 2025, the Trust consisted of thirteen separate portfolios that each represent a separate series of the Trust. This report pertains to the Sprott Gold Equity Fund (the “Fund”). The Fund is a non-diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund offers two classes of shares, Investor Class and Institutional Class. The two classes represent interests in the same portfolio of investments. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative net assets. On July 1, 2023, Sprott Asset Management USA, Inc. commenced acting as investment adviser (the “Adviser”) to the Fund and continues to serve in such capacity for the Fund. Prior to July 1, 2023, Sprott Asset Management LP and Sprott Asset Management USA, Inc. served as the investment adviser and sub-adviser, respectively, to the Fund. The financial statements of the other 12 series of the Trust are presented in a separate report.

Pursuant to the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services-Investment Companies” and Accounting Standards Update 2013-08.

(a)	Portfolio Valuation and Methodologies. The Fund’s net asset value (“NAV”) is determined daily, as of the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. The NAV is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

Portfolio securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Securities for which no sales are reported are valued at the mean of the closing bid and ask price. If no current day price quotation is available, the previous business day’s closing sale price is used. Investments in open-end mutual funds such as money market funds are valued at the closing NAV.

The Fund’s investments are generally valued at market value. In the absence of market value, if events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of the Fund’s investment, in the event that it is determined that valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued in accordance with the Adviser’s policies and procedures (“Fair Value Policies and Procedures”) reflecting fair value (“Fair Valued Investments”). U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.

SPROTT GOLD EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 (Continued)

Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the “Board”) has approved the designation of the Adviser of the Fund as the valuation designee for the Fund. The Adviser has formed a committee (the “Valuation Committee”) that has developed pricing policies and procedures and to oversee the pricing function for all financial instruments.

The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that the Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.

(b)	Fair Value Hierarchy. The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below.

Level 1 –	Quoted prices in active markets for identical securities.

Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

When using the market quotations or closing price provided by the pricing service for equity investments, including common stocks, preferred stocks, foreign issued common stocks, exchange-traded funds, closed end funds and real estate investment trusts, which are traded on an exchange, the security is valued at the last sale price reported by the exchange on which the securities are primarily traded on the day of valuation. When the market is considered active for such security, the security will be classified as a Level 1 security. When using the mean between the latest bid and ask price, the security will be classified as Level 2. Gold bullion is valued using the latest available price on the valuation day and is classified as Level 1.

Investment in mutual funds, including money market funds, are generally priced at the ending NAV provided by the service agent of the funds and will be classified as Level 1 securities.

Debt securities, such as corporate bonds, commercial paper, money market deposit accounts and U.S. government agency issues for which market quotations are not readily available may be valued based on information supplied by independent pricing services using matrix pricing formulas and/or independent broker bid quotations and are classified as Level 2. Warrants and rights for which the underlying security is registered and equities which are subject to a required holding period, but have a comparable public issue, are valued in good faith pursuant to the Fair Value Policies and Procedures. These securities will generally be classified as Level 2 securities. If the warrant or right is exchange traded and the official closing price of the exchange is used, these instruments are classified as Level 1 securities.

Investments classified within Level 3 have significant unobservable inputs used by the Adviser in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by private companies and convertible bonds that may not have a

SPROTT GOLD EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 (Continued)

secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

For securities traded principally on foreign exchanges, the Fund may use fair value pricing if an event occurs after the close of trading of the principal foreign exchange on which a security is traded, but before calculation of the Fund’s NAV, which the Fund believes affects the value of the security since its last market quotation. Such events may involve situations relating to a single issuer (such as news related to the issuer announced after the close of the principal foreign exchange), or situations relating to sectors of the market or the markets in general (such as significant fluctuations in the U.S. or foreign markets or significant changes in exchange rates, natural disasters, armed conflicts, or governmental actions).

In determining whether a significant event has occurred with respect to securities traded principally in foreign markets, the Fund may engage a third party fair value service provider to systematically recommend the adjustment of closing market prices of non-U.S. securities based upon changes in a designated U.S. securities market index occurring from the time of close of the relevant foreign market and the close of the NYSE. Fair value pricing may also be used to value restricted securities held by the Fund or securities with little or no trading activity for extended periods of time. Fair value pricing involves judgments that are inherently subjective and inexact and it is not possible to determine with certainty when, and to what extent, an event will affect a market price. As a result, there can be no assurance that fair value pricing will reflect actual market value and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.

The following is a summary of the inputs used to value the Fund’s investments at December 31, 2025.

Sprott Gold Equity Fund(a)

Investments in Securities at Value	Investments Measured at Net Asset Value	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Gold Related	$—	$1,319,908,495	$—	$—	$1,319,908,495
Other Precious Metals Related	—	188,471,272	—	9,747,640	198,218,912
Other	—	—	—	7,337,001	7,337,001
Total Common Stocks	—	1,508,379,767	—	17,084,641	1,525,464,408
Gold Bullion	—	198,316,790	—	—	198,316,790
Private Fund(b)(c)	30,369,028	—	—	—	30,369,028
Convertible Bond	—	—	—	5,526,117	5,526,117
Warrants	—	—	14,618,301	—	14,618,301
Money Market Fund	—	27,592,623	—	—	27,592,623
Investments Purchased with Proceeds from Security Lending(b)	53,865,970	—	—	—	53,865,970
Total Assets	$84,234,998	$1,734,289,180	$14,618,301	$22,610,758	$1,855,753,237

(a)	For a detailed sector breakdown, please see the accompanying Schedule of Investments.
(b)	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the Schedule of Investments.

SPROTT GOLD EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 (Continued)

(c)	As of December 31, 2025, the Fund invests in a private fund that primarily invests in physical gold and is subject to redemption restrictions. This private fund investment can only be disposed of with notice given 24 hours in advance of redemption. Due to the elapsed time, the investment of the Fund is not subject to any redemption fees going forward.

Below is a reconciliation that details the activity of securities in Level 3 during the current fiscal period:

Sprott Gold Equity Fund
Balance as of December 31, 2024	$16,520,639
Purchases	10,499,693
Sales	—
Realized Gain/(Loss)	(13,065,361)
Change in Unrealized Appreciation/(Depreciation)	18,555,433
Transfer in/(out) of Level 3(a)	(9,899,646)
Balance as of December 31, 2025	$22,610,758

(a)	The Fund has adopted a policy of recording any transfers of investment securities between the different levels in the fair value hierarchy as of the end of the quarter.

As of December 31, 2025 the change in unrealized appreciation/(depreciation) on positions still held for securities that were considered Level 3 was $5,653,227.

The following table summarizes quantitative information about significant unobservable valuation inputs for Level 3 fair value measurement as of December 31, 2025. The Adviser monitors fair valued positions for factors that could lead to a change in valuation of the securities, such as new financing, corporate actions, recent non-arm’s length transactions and interest rates.

Type	Industry	Fair Value at 12/31/2025	Valuation Techniques	Unobservable Inputs	Range	Impact to Valuation from an Increase in Input
Common Stock	Other Precious Metals Related	$9,747,640	Professional analysis of latest company valuation or financing, with appropriate discount applied (if required)	Financing prices	$40.00	Increase

Common Stock	Other	$7,337,001	Professional analysis of latest company valuation or financing, with appropriate discount applied (if required)	Financing prices	$0.18-$2.50	Increase

Convertible Bond	Gold Related	$5,526,117	Discounted Cash Flow Method	Discount Rate	11.03%	Decrease

			Black-Scholes Model	Volatility	40%	Increase

(c)	Securities Transactions and Investment Income. Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded with a specific identification cost method. Dividend income and capital gains distributions, if any, are recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

SPROTT GOLD EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 (Continued)

(d)	Policy for withholding tax. Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax rate is fixed and known, unless a tax withheld is reclaimable from the local tax authorities in which case it is recorded as receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the net proceeds are received.

(e)	The Fund is subject to foreign tax withholding imposed by certain foreign countries in which the Funds may invest. Withholding taxes are incurred on certain foreign dividends and are accrued at the time the dividend is recognized based on applicable foreign tax laws. In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) - Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of income taxes paid disaggregated by jurisdiction when material to the Fund’s financial statements. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024.

The amount of foreign withholding taxes paid during the year ended December 31, 2025 is not significant and accordingly, a disclosure of income taxes paid for the year ended December 31, 2025, is not presented.

(f)	Dividends and Distributions to Shareholders. Dividends from net investment income for the Fund, if any, are declared and paid annually or as the Board may determine from time to time. Distributions of net realized capital gains earned by the Fund, if any, are distributed at least annually.

(g)	Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(h)	Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

(i)	In accordance with the FASB Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, the Fund has evaluated its business activities and determined that it operates as a single reportable segment. The Chief Compliance Officer and Chief Financial Officer of the Adviser are deemed to be the Chief Operating Decision Maker (“CODM”). The CODM is responsible for assessing the Fund’s financial performance and allocating resources. In making these assessments, the CODM evaluates the Fund’s financial results on an aggregated basis, rather than by separate segments. As such, the Fund does not allocate operating expenses or assets to multiple segments, and accordingly, no additional segment disclosures are required. The Fund primarily generates income through dividends, interest, and realized/unrealized gains on its investment portfolios. Expenses incurred, including management fees, Fund operating expenses, and transaction costs, are considered general Fund-level expenses and are not allocated to specific segments or business lines. Management has determined that the Fund does not meet the criteria for disaggregated segment reporting under ASU 2023-07 and will continue to evaluate its reporting requirements in accordance with applicable accounting standards.

SPROTT GOLD EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 (Continued)

3. RISKS

Gold Risk. Gold is subject to the special risks associated with investing in gold and other precious metals, including: (1) the price of gold or other precious metals may be subject to wide fluctuation; (2) the market for gold or other precious metals is relatively limited; (3) the sources of gold or other precious metals are concentrated in countries that have the potential for instability; and (4) the market for gold and other precious metals is unregulated.

Gold Mining Industry Risk. The Fund is sensitive to changes in, and its performance will depend to a greater extent on, the overall condition of the gold mining industry. In times of stable economic growth, traditional equity and debt investments could offer greater appreciation potential and the value of gold, silver and other precious metals may be adversely affected, which could in turn affect the Fund’s returns. The gold and precious metals industry can be significantly affected by competitive pressures, central bank operations, events relating to international political developments, the success of exploration projects, commodity prices, adverse environmental developments and tax and government regulations.

Commodity Risk. The Fund may invest in companies that are susceptible to fluctuations in certain commodity markets and to price changes due to trade relations and the possibility of tariffs. Any negative changes in commodity markets that may be due to changes in supply and demand for commodities, market events, regulatory developments, other catastrophic events, or other factors that the Fund cannot control could have an adverse impact on those companies.

Credit (or default) Risk. The issuer of a debt security may be unable to make timely payments of principal or interest or may default on the debt. Prices of the Fund’s investments may be adversely affected if any of the issuers or counterparties it is invested in are subject to an actual or perceived deterioration in their credit quality. Credit spreads may increase, which may reduce the market values of the Fund’s securities. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of the issuer’s securities.

Currency Risk. Currencies and securities denominated in foreign currencies may be affected by changes in exchange rates between those currencies and the U.S. dollar. Currency exchange rates may be volatile and may fluctuate in response to interest rate changes, the general economic conditions of a country, the actions of the U.S. and foreign governments, central banks, or supranational entities such as the International Monetary Fund, the imposition of currency controls, other political or regulatory conditions in the U.S. or abroad, speculation, or other factors. A decline in the value of a foreign currency relative to the U.S. dollar reduces the value in U.S. dollars of the Fund’s investments in that foreign currency and investments denominated in that foreign currency.

Equity Securities Risk. The price of equity securities may rise or fall because of changes in the broad market or changes in a company’s financial condition, sometimes rapidly or unpredictably. A stock or stocks selected for the Fund’s portfolio may fail to perform as expected. A value stock may decrease in price or may not increase in price as anticipated by the portfolio managers if other investors fail to recognize the company’s value or the factors that the portfolio managers believe will cause the stock price to increase do not occur.

Expropriation Risk. Foreign governments may expropriate the Fund’s investments either directly by restricting the Fund’s ability to sell a security or imposing exchange controls that restrict the sale of a currency, or indirectly by taxing the Fund’s investments at such high levels as to constitute confiscation of the security. There may be limitations on the ability of the Fund to pursue and collect a legal judgment against a foreign government.

Foreign Securities Risk. The value of foreign currencies may decline relative to the U.S. dollar. A foreign government may expropriate the Fund’s assets. Political, social or economic instability in a foreign country in which the Fund invests may cause the value of the Fund’s investments to decline. These risks associated with non-U.S. securities are more likely in the securities of companies located in emerging

SPROTT GOLD EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 (Continued)

markets. The laws and regulations of foreign countries may provide investors with less protection or may be less favorable to investors than the U.S. legal system. For example, there may be less publicly available information about a foreign company than there would be about a U.S. company. The auditing and reporting requirements that apply to foreign companies may be less stringent than U.S. requirements. Additionally, government oversight of foreign stock exchanges and brokerage industries may be less stringent than in the U.S.

Australia. Investments in Australian issuers may subject the Fund to regulatory, political, currency, security, and economic risk specific to Australia. The Australian economy is heavily dependent on exports from the agricultural and mining sectors. This makes the Australian economy susceptible to fluctuations in the commodity markets. Australia is also dependent on trading with key trading partners.

Canada. Investments in Canadian issuers may subject the Fund to economic risk specific to Canada. Among other things, the Canadian economy is heavily dependent on relationships with certain key trading partners, including the United States and China. The Canadian economy is sensitive to fluctuations in certain commodity markets.

Inflation Risk. Inflation will erode the purchasing power of the cash flows generated by debt securities held by the Fund. Fixed-rate debt securities are more susceptible to this risk than floating rate debt securities.

Information Risk. Key information about an issuer, security or market may be inaccurate or unavailable. Securities issued in initial public offerings, or IPOs, involve greater information risk than other equity securities due to the lack of public information.

Interest Rate Risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could cause a money market fund’s share price to drop below a dollar. A low interest rate environment may prevent the Fund from providing a positive yield or paying fund expenses out of fund assets and could impair the Fund’s ability to maintain a stable net asset value.

Liquidity Risk. Foreign stock exchanges generally have less volume than U.S. stock exchanges. Therefore, it may be more difficult to buy or sell shares of foreign securities, which increases the volatility of share prices on such markets. Additionally, trading on foreign stock markets may involve longer settlement periods and higher transaction costs.

Manager Risk. The Fund’s portfolio managers may use an investment strategy that does not achieve the Fund’s objective or may fail to execute the Fund’s investment strategy effectively. In addition, a portfolio manager’s strategy may produce returns that are different from other mutual funds that invest in similar securities.

Market and Geopolitical Risk. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, or other public health issues (e.g., COVID-19), terrorism, international conflicts, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund. The COVID-19 global pandemic and the aggressive responses taken by many governments had negative impacts, and in many cases severe negative impacts, on markets worldwide.

SPROTT GOLD EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 (Continued)

Non-Diversification Risk. A non-diversified mutual fund and therefore, compared to a diversified mutual fund, the Fund is able to invest a greater portion of its assets in any one particular issuer. The risk of investing in a non-diversified mutual fund is that the fund may be more sensitive to changes in the market value of a single issuer. The impact of a simple economic, political or regulatory occurrence may have a greater adverse impact on the Fund’s net asset value. Investors should consider this greater risk versus the safety that comes with a more diversified portfolio.

Political Risk. Political or social instability or revolution in certain countries in which the Fund invests, in particular, emerging market countries, may result in the loss of some or all of the Fund’s investment in these countries.

Restricted Securities Risk. The Fund may invest in restricted securities. Restricted securities have contractual or legal restrictions on their resale. They may include private placement securities that the Fund buys directly from the issuer. Private placement and other restricted securities may not be listed on an exchange and may have no active trading market. Restricted securities may be illiquid. The Fund may be unable to sell them on short notice or may be able to sell them only at a price below current value. The Fund may get only limited information about the issuer, so it may be less able to predict a loss.

Securities Lending Risk. Although the Fund will receive collateral in connection with all loans of its securities holdings, the Fund would be exposed to a risk of loss should a borrower default on its obligation to return the borrowed securities (e.g., the loaned securities may have appreciated beyond the value of the collateral held by the Fund). In addition, the Fund will bear the risk of loss of any cash collateral that it invests.

Small- and Mid-Capitalization Company Risk. Smaller and mid-size companies often have a more limited track record, narrower markets, less liquidity, more limited managerial and financial resources and a less diversified product offering than larger, more established companies. As a result, their performance can be more volatile, which may increase the volatility of the Fund’s portfolio.

Tax Risk. The Fund is subject to the risk that it could fail to qualify as a regulated investment company under the Internal Revenue Code, as amended (the “Code”), if it derives more than 10% of its gross income from investment in gold bullion or other precious metals. Failure to qualify as a regulated investment company would result in consequences to the Fund and its shareholders. In order to ensure that it qualifies as a regulated investment company, the Fund may be required to make investment decisions that are less than optimal or forego the opportunity to realize gains.

Valuation Risk. The risk that the Fund has valued certain securities at a higher price than the price at which they can be sold. This risk may be especially pronounced for investments, such as derivatives, which may be illiquid, or which may become illiquid.

Value Stock Risk. Value stocks involve the risk that they may never reach their expected full market value, either because the market fails to recognize the stock’s intrinsic worth, or the expected value was misgauged. They also may decline in price even though they are already undervalued.

4. TAXES

(a)	Federal Tax and Tax Basis Information.

There was one distribution paid during the year ended December 31, 2025.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to the Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

SPROTT GOLD EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 (Continued)

For the year ended December 31, 2025, the following reclassifications, which had no impact on results of operations or net assets, were recorded to reflect permanent tax differences:

	Distributable Earnings	Paid in Capital
Sprott Gold Equity Fund	$5,998,959	$(5,998,959)

The permanent differences primarily relate to net operating losses.

As of December 31, 2025, the components of accumulated losses for income tax purposes were as follows:

Tax cost of investments	$802,559,027
Unrealized appreciation	1,085,858,581
Unrealized depreciation	(32,664,371)
Net unrealized appreciation/(depreciation)	1,053,194,210
Undistributed operating income	—
Undistributed long-term gains	51,494,257
Distributable earnings	51,494,257
Other accumulated gain/(loss)	(202,430)
Total accumulated gain/(loss)	$1,104,486,037

For the fiscal year ended December 31, 2025 the Sprott Gold Equity Fund had late year losses of $192,137.

Capital loss carryforwards used during the period ended December 31, 2025 were as follows:

	Utilized Capital Losses Short-Term	Utilized Capital Losses Long-Term
Sprott Gold Equity Fund	$51,266,931	$195,580,733

As of December 31, 2025, the Fund did not have any capital loss carryfowards.

5. INVESTMENT ADVISORY AND OTHER AGREEMENTS

The Adviser served as the Fund’s investment adviser through the date of this report pursuant to an Investment Advisory Agreement with the Trust on behalf of the Fund (the “Advisory Agreement”). Pursuant to the Advisory Agreement, the Adviser received fees from the Fund, calculated daily and payable monthly, at an annual fee rate of 1.00% on the first $500 million of the average daily net assets of the Fund, 0.75% of the average daily net assets in excess of $500 million but not exceeding $1 billion, and 0.65% of the average daily net assets in excess of $1 billion. For the year ended December 31, 2025, the advisory fees incurred by the Fund are disclosed in the Statement of Operations.

The Adviser also served as the Fund’s administrator through the date of this report pursuant to an Administrative Services Agreement with the Trust on behalf of the Fund. Pursuant to an Administrative Services Agreement, the Fund pays the Adviser a fee computed daily and paid monthly at an annual rate of 0.15% on the first $400 million of the average daily net assets of the Fund; 0.13% on the next $600 million of the average daily net assets of the Fund; and 0.12% on all the average daily net assets of the Fund over $1 billion. For the year ended December 31, 2025, the administration fees and compliance fees incurred by the Fund are disclosed in the Statement of Operations.

The Adviser has entered into a sub-administration servicing agreement with U.S. Bank Global Fund Services (the “Sub-Administrator”), under which the Adviser pays the Sub-Administrator a fee based

SPROTT GOLD EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 (Continued)

on the assets of the Fund. The fee payable to the Sub-Administrator by the Adviser is calculated daily and payable monthly, at an annual rate of: (i) 0.05% on the first $400 million of the average daily net assets; (ii) 0.03% on the next $600 million of the average daily net assets; and (iii) 0.02% of the average daily net assets in excess of $1 billion, subject to a minimum annual fee for the Fund of $60,000. For the year ended December 31, 2025, the Adviser has incurred fees of $450,902 for services provided by the Sub-Administrator under a sub-administration servicing agreement for the Fund.

Sprott Global Resource Investments Ltd. (the “Distributor”), an affiliate of the Adviser, acts as distributor for shares of the Fund. The Investor Class adopted a distribution and services plan pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the plan, the Investor Class pays to the Distributor distribution and service fees of 0.25% per annum of its average daily net assets. For the year ended December 31, 2025, the fees paid to the Distributor are disclosed on the Statement of Operations.

6. CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for the Fund were as follows:

	For the Year Ended December 31,
Sprott Gold Equity Fund (Investor Class)	2025	2024
Shares sold	1,345,869	1,091,422
Shares reinvested from distributions	64,488	—
Shares redeemed	(2,582,798)	(2,705,139)
Net increase/(decrease)	(1,172,441)	(1,613,717)

	For the Year Ended December 31,
Sprott Gold Equity Fund (Institutional Class)	2025	2024
Shares sold	565,483	950,974
Shares reinvested from distributions	27,794	—
Shares redeemed	(1,877,762)	(1,096,065)
Net increase/(decrease)	(1,284,485)	(145,091)

7. FUND SHARE TRANSACTIONS

The Fund currently offers two classes of shares of beneficial interest. A redemption fee of 2.00% is imposed on redemptions of shares held 90 days or less for the Fund. This fee is retained by the Fund and is credited to paid in capital. For a more detailed description of when the redemption fee does not apply, please see Statement of Changes or the Fund’s Prospectus.

8. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding short-term instruments) for the year ended December 31, 2025 are summarized below.

Sprott Gold Equity Fund
Purchases	$461,975,740
Sales	$733,971,062

SPROTT GOLD EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 (Continued)

9. TRANSACTIONS WITH AFFILIATES*

The following issuers are Portfolio affiliates of the Fund; that is, the Fund controlled the company or held 5% or more of the outstanding voting securities during the period from January 1, 2025 through December 31, 2025. As defined in Section (2)(a)(3) of the Investment Company Act of 1940, such issuers are:

	January 1, 2025		Additions		Reductions						December 31, 2025
Issuer Name	Share/ Principal Balance	$ Value	Share/ Principal Balance	$ Value	Share/ Principal Balance	$ Sale Proceeds	$ Interest Income	$ Dividend Income	$ Realized Gain/ (Loss)	$ Change in Gross Unrealized Appreciation/ (Depreciation)	$ Value	Share/ Principal Balance
Sprott Gold Equity Fund

Common Stocks - Gold Related Securities

Falco Resources Ltd.(a)(d)	16,722,300	3,431,826	—	—	(16,722,300)	(2,213,211)	—	—	(7,476,919)	6,258,304	—	—

International Tower Hill Mines Ltd.(a)	3,582,120	1,631,297	—	—	(3,582,120)	(2,331,088)	—	—	(10,355,430)	11,055,221	—	—

International Tower Hill Mines Ltd.(a)(b)	19,627,315	9,011,811	—	—	—	—	—	—	—	27,166,913	36,178,724	19,627,315

Jaguar Mining, Inc.(a)(d)	5,626,358	8,924,203	—	—	(5,626,358)	(17,661,167)	—	—	14,092,209	(5,355,245)	—	—

Common Stocks - Other Securities

Gold Bullion International(a)	5,000,000	7,150,000	—	—	—	—	—	721,566	—	—	7,150,000	5,000,000

Private Funds

Tocqueville Bullion Reserve LP - Class G(a)(c)	7,619	18,376,692	—	—	—	—	—	—	—	11,992,336	30,369,028	7,619

Warrants - Gold Related Securities

Falco Resources Ltd.(a)(d)	3,750,000	2,870	—	—	(3,750,000)	—	—	—	—	(2,870)	—	—
		$48,528,699		$—		$(22,205,465)	$—	$721,566	$(3,740,140)	$51,114,659	$73,697,752

Securities that Became Affiliated During the Period

Common Stocks - Gold Related Securities

I-80 Gold Corp.(a)(d)	16,340,264	7,843,600	28,029,325	14,310,751	(11,892,652)	(11,345,925)	—	—	(5,956,745)	42,945,057	47,796,738	32,476,937

Convertible Bonds

I-80 Gold Corp.(b)(d)	5,225,240	4,958,029	436,891	436,891	—	—	439,244	—	—	131,197	5,526,117	5,662,132

Warrants - Gold Related Securities

I-80 Gold Corp.(a)(d)		—	11,300,000	860,154	—	—	—	—	—	9,760,716	10,620,870	11,300,000
		$12,801,629		$15,607,796		$(11,345,925)	$439,244	$—	$(5,956,745)	$52,836,970	$63,943,725
		$61,330,328	$15,607,796			$(33,551,390)	$439,244	$721,566	$(9,696,885)	$103,951,629	$137,641,477

Securities that became affiliated during the period										$(23,214,556)	—

Securities no longer affiliated at December 31, 2025										$64,792,380	$63,943,725

Securities affiliated at December 31, 2025										$39,159,249	$73,697,752

*	All affiliates listed are neither majority-owned subsidiaries or other controlled companies.
(a)	Non-income producing security
(b)	Denotes a security that is either fully or partially restricted for sale.
(c)	Tocqueville Bullion Reserve (“TBR”) is a Delaware Limited Partnership created for the purpose of owning physical gold. John Hathaway, Senior Portfolio Manager, is an independent Director of the TBR Cayman entities and is a TBR limited partner.
(d)	Security is no longer an affiliated company at December 31, 2025.

10. LINE OF CREDIT

The Fund has a $20,000,000 line of credit (the “Line”), which is uncommitted, with U.S. Bank N.A. The Line is for temporary emergency or extraordinary purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Line is secured by the Fund’s assets. The Line has a one-year term. The interest rate as of December 31, 2025 was 6.25%.

SPROTT GOLD EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 (Continued)

During the year ended December 31, 2025, the Fund’s maximum borrowing was $9,117,000 and average borrowing was $237,074. This borrowing resulted in interest expenses of $16,611. As of December 31, 2025, the Fund did not have any Line balances outstanding.

11. PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1.888.622.1813 and on the SEC’s website (http://www.sec.gov). The Fund is required to file how it voted proxies related to portfolio securities during the most recent 12-month period ended June 30. Once filed, the information is available without charge, upon request, by calling 1.888.622.1813 and on the SEC’s website (http://www.sec.gov).

12. AVAILABILITY OF QUARTERLY PORTFOLIO HOLDINGS SCHEDULES

The Fund is required to file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. Once filed, the Fund’s Part F on Form N-PORT is available without charge on the SEC’s website (http://www.sec.gov) and is available upon request by calling 1.888.622.1813. You may also obtain copies of Form N-PORT, Part F by sending your request electronically to publicinfo@sec.gov. Quarterly portfolio holdings are also available on the website for Sprott Gold Equity Fund, https://sprott.com/investment-strategies/sprott-gold-equity-fund/.

13. SECURITIES LENDING

The Fund may seek additional income by lending its securities on a short-term basis to banks, brokers and dealers in return for cash collateral, which is invested in short term securities. The Fund may return a portion of the interest earned to a third party that is unaffiliated with the Fund and acting as a “placing broker.” When the Fund engages in securities lending, the Fund will retain a portion of the securities lending income and remit the remaining portion to the securities lending agent as compensation for its services. Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees as defined below), and any fees or other payments to and from borrowers of securities. The securities lending agent bears all operational costs directly related to securities lending. The Fund also continues to receive dividends on the securities loaned. Security loans are secured at all times by collateral. It is the Fund’s policy that the collateral be equal to at least 102% of the market value of the securities loaned (105% if the securities loaned are denominated in different currencies) plus accrued interest when the transaction is entered into, and that the collateral supporting the loans be valued daily. However, due to market fluctuations during the day, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day’s market fluctuations and the current day’s lending activity. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Fund. U.S. Bank N.A., the custodian, acts as the securities lending agent for the Fund. The value of the securities on loan and the cash collateral at December 31, 2025 are shown on the Statement of Assets and Liabilities. Shares of the Mount Vernon Liquid Assets Portfolio LLC were purchased with proceeds from cash collateral received from securities on loan. The following table is a summary of the Fund’s securities lending transactions accounted for as secured borrowings with cash collateral of overnight and continuous maturities as of December 31, 2025:

Fund	Value of Securities on Loan	Value of Cash Collateral Received
Sprott Gold Equity Fund	$51,592,302	$53,865,970

Securities loaned are not subject to any master netting agreements.

SPROTT GOLD EQUITY FUND

NOTES TO FINANCIAL STATEMENTS

December 31, 2025 (Continued)

14. RESTRICTED SECURITIES

Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with the Fund’s investment objective and investment strategies.

As of December 31, 2025, the Fund invested in the following restricted securities:

Restricted Security	Initial Acquisition Date	Cost	Fair Value	Fair Value as a % of Net Assets
Contango ORE, Inc., Expires 05/09/2026, Exercise Price $30.00	5/9/2023	$—	$134,460	0.0%
International Tower Hill Mines, Ltd.	11/10/2010	36,259,078	36,178,724	2.0%
I-80 Gold Corp., 8.00%, 02/22/2027	2/17/2023	5,662,132	5,526,117	0.3%
Minera Alamos, Inc.	9/4/2025	6,509,710	9,789,530	0.5%
Minera Alamos, Inc., Expires 09/17/2028, Exercise Price $0.71	9/4/2025	—	1,779,847	0.1%
New Found Gold Corp.	12/10/2025	9,688,327	9,835,343	0.6%
Dundee Precious Metals, Inc., Expires 12/10/2026, Exercise Price $5.00	12/10/2025	—	400,160	0.0%
Vizsla Royalties Corp.	11/8/2024	369,144	550,979	0.0%
Vizsla Silver Corp.	11/8/2024	2,418,923	9,416,779	0.6%
		$60,907,314	$73,611,939	4.1%

15. TRUSTEES OF THE TRUST

The Board consists of five Trustees, four of whom are not “interested persons” (as defined in the 1940 Act) of the Trust (“Independent Trustees”), and one of whom is an interested person. During the period from January 1, 2025 to June 30, 2025, each Independent Trustee was paid a prorated amount based on an annual retainer of $65,000 for his or her services as a Board member to the Trust and another trust in the fund complex, together with out-of-pocket expenses in accordance with the Board’s policy on travel and other business expenses relating to attendance at meetings. Effective July 1, 2025, the annual retainer for each Independent Trustee increased to $105,000.

16. SUBSEQUENT EVENTS

The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events that occurred between December 31, 2025 and the date the financial statements were issued. This evaluation did not result in any subsequent events that necessitated disclosure and/or adjustments.

SPROTT GOLD EQUITY FUND

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

December 31, 2025

To the Shareholders and Board of Trustees

of Sprott Funds Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Sprott Gold Equity Fund (the “Fund”), a series of Sprott Funds Trust (the “Trust”), including the schedule of investments, as of December 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2019.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with custodians. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania

February 27, 2026

SPROTT GOLD EQUITY FUND

Item 8 – Changes in and Disagreements with Accountants	December 31, 2025
for Open-End Management Investment Companies

None to report for the reporting period.

SPROTT GOLD EQUITY FUND

Item 9 – Proxy Disclosures	December 31, 2025
for Open-End Management Investment Companies

No matters were submitted to the shareholders of the Fund for their vote during this reporting period.

SPROTT GOLD EQUITY FUND

Item 10 – Remuneration Paid to Directors, Officers, and Others	December 31, 2025
of Open-End Management Investment Companies

Included under Item 7 in the Statement of Operations.

SPROTT GOLD EQUITY FUND

Item 11 – Statement Regarding Basis	December 31, 2025
for Approval of Investment Advisory Contract

The most recent statement regarding the basis for approval of investment advisory contract for Sprott Gold Equity Fund is included in the fund’s N-CSR filed 9.05.25.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

No matters were submitted during the Registrant’s fiscal year ended December 31, 2025 to shareholders for their vote.

Item 10. Remuneration Paid to Directors, Officers, and Other of Open-End Management Investment Companies.

This information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The information is included as part of the material filed under Item 7 of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholder may recommend nominees to the Registrant’s Board of Trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable to open-end investment companies.

(b)	Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)	(1)	Code of Ethics. Filed herewith.

(2)	Not applicable.

(3)	Certification pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes – Oxley Act of 2002. Filed herewith.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SPROTT FUNDS TRUST

By:	/s/ Thomas W. Ulrich
Thomas W. Ulrich, President (Principal Executive Officer)

Date:	March 9, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas W. Ulrich
Thomas W. Ulrich, President (Principal Executive Officer)

Date:	March 9, 2026

By:	/s/ Varinder Bhathal
Varinder Bhathal, Treasurer (Principal Financial Officer)

Date:	March 9, 2026